UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2026
Date of reporting period:
1/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.09%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,250,587,957
Number of Portfolio Holdings	812
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.8%
Financials	14.6%
Information Technology	12.3%
Consumer Discretionary	11.2%
Health Care	9.6%
Real Estate	6.8%
Utilities	5.9%
Energy	5.9%
Materials	5.2%
Consumer Staples	4.7%
Other*	4.5%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Semi-Annual Shareholder Report — January 31, 2026
BRMIX-01/26-SAR

iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,250,587,957
Number of Portfolio Holdings	812
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.8%
Financials	14.6%
Information Technology	12.3%
Consumer Discretionary	11.2%
Health Care	9.6%
Real Estate	6.8%
Utilities	5.9%
Energy	5.9%
Materials	5.2%
Consumer Staples	4.7%
Other*	4.5%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Semi-Annual Shareholder Report — January 31, 2026
BRMAX-01/26-SAR

iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,250,587,957
Number of Portfolio Holdings	812
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.8%
Financials	14.6%
Information Technology	12.3%
Consumer Discretionary	11.2%
Health Care	9.6%
Real Estate	6.8%
Utilities	5.9%
Energy	5.9%
Materials	5.2%
Consumer Staples	4.7%
Other*	4.5%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.8%
Western Digital Corp.	0.7%
Bank of New York Mellon Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Corning, Inc.	0.6%
Cummins, Inc.	0.6%
Sandisk Corp.	0.6%
Robinhood Markets, Inc., Class A	0.6%
Vertiv Holdings Co., Class A	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Semi-Annual Shareholder Report — January 31, 2026
BRMKX-01/26-SAR

iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,152,612,280
Number of Portfolio Holdings	2,427
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	21.4%
Financials	16.0%
Information Technology	14.2%
Health Care	12.5%
Consumer Discretionary	10.4%
Real Estate	6.0%
Materials	5.2%
Energy	4.1%
Consumer Staples	2.9%
Utilities	2.8%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Semi-Annual Shareholder Report — January 31, 2026
BSMIX-01/26-SAR

iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20	0.37%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,152,612,280
Number of Portfolio Holdings	2,427
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	21.4%
Financials	16.0%
Information Technology	14.2%
Health Care	12.5%
Consumer Discretionary	10.4%
Real Estate	6.0%
Materials	5.2%
Energy	4.1%
Consumer Staples	2.9%
Utilities	2.8%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Semi-Annual Shareholder Report — January 31, 2026
BSMAX-01/26-SAR

iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.07%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,152,612,280
Number of Portfolio Holdings	2,427
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	21.4%
Financials	16.0%
Information Technology	14.2%
Health Care	12.5%
Consumer Discretionary	10.4%
Real Estate	6.0%
Materials	5.2%
Energy	4.1%
Consumer Staples	2.9%
Utilities	2.8%
Other*	3.8%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.1%
iShares Russell 2000 ETF	0.7%
Comfort Systems USA, Inc.	0.5%
iShares Russell Mid-Cap ETF	0.5%
Ciena Corp.	0.5%
Rocket Lab Corp.	0.5%
Coherent Corp.	0.5%
Insmed, Inc.	0.5%
Bloom Energy Corp., Class A	0.4%
EMCOR Group, Inc.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Semi-Annual Shareholder Report — January 31, 2026
BSMKX-01/26-SAR

iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,308,894,559
Number of Portfolio Holdings	2,664
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.3%
Financials	13.1%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	9.8%
Health Care	9.8%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Real Estate	2.2%
Other*	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Semi-Annual Shareholder Report — January 31, 2026
BITSX-01/26-SAR

iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17	0.33%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,308,894,559
Number of Portfolio Holdings	2,664
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.3%
Financials	13.1%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	9.8%
Health Care	9.8%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Real Estate	2.2%
Other*	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Semi-Annual Shareholder Report — January 31, 2026
BASMX-01/26-SAR

iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1	0.02%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,308,894,559
Number of Portfolio Holdings	2,664
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.3%
Financials	13.1%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	9.8%
Health Care	9.8%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Real Estate	2.2%
Other*	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Semi-Annual Shareholder Report — January 31, 2026
BKTSX-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund
• iShares Russell Small/Mid-Cap Index Fund
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments (unaudited)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
ATI, Inc.(a)	23,894	$ 2,874,448
Axon Enterprise, Inc.(a)	12,910	6,243,018
BWX Technologies, Inc.	15,723	3,229,976
Carpenter Technology Corp.	8,358	2,656,423
Curtiss-Wright Corp.	6,512	4,276,365
HEICO Corp.(b)	7,276	2,407,701
HEICO Corp., Class A	13,020	3,314,762
Hexcel Corp.	13,843	1,146,339
Howmet Aerospace, Inc.	69,400	14,440,752
Huntington Ingalls Industries, Inc.	6,771	2,847,273
Karman Holdings, Inc.(a)(b)	8,732	906,382
L3Harris Technologies, Inc.	32,322	11,081,598
Leonardo DRS, Inc.	13,206	542,238
Loar Holdings, Inc.(a)(b)	7,259	497,822
Rocket Lab Corp.(a)	71,603	5,733,252
StandardAero, Inc.(a)	24,623	760,604
Textron, Inc.	30,449	2,681,339
Woodward, Inc.	10,365	3,294,412
		68,934,704
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	20,329	3,963,139
Expeditors International of Washington, Inc.	23,499	3,772,529
GXO Logistics, Inc.(a)	19,238	1,088,678
		8,824,346
Automobile Components — 0.3%
Aptiv PLC(a)	37,235	2,820,551
BorgWarner, Inc.	37,116	1,759,670
Gentex Corp.	38,916	895,457
Lear Corp.	8,878	1,039,525
QuantumScape Corp., Class A(a)	77,793	688,468
		7,203,671
Automobiles — 0.6%
Ford Motor Co.	675,647	9,377,980
Harley-Davidson, Inc.	18,771	371,666
Lucid Group, Inc.(a)(b)	21,696	240,173
Rivian Automotive, Inc., Class A(a)	136,092	2,007,357
Thor Industries, Inc.	8,787	983,002
		12,980,178
Banks — 2.7%
Bank OZK	18,388	874,533
BOK Financial Corp.	3,964	515,082
Citizens Financial Group, Inc.	74,568	4,696,293
Columbia Banking System, Inc.	51,340	1,511,450
Comerica, Inc.	21,883	1,940,366
Commerce Bancshares, Inc.	22,367	1,177,399
Cullen/Frost Bankers, Inc.	10,383	1,430,985
East West Bancorp, Inc.	23,429	2,681,215
Fifth Third Bancorp	115,246	5,787,654
First Citizens BancShares, Inc., Class A	1,553	3,214,042
First Hawaiian, Inc.	22,038	585,109
First Horizon Corp.	85,939	2,104,646
FNB Corp.	60,569	1,062,986
Huntington Bancshares, Inc.	347,074	6,066,853
KeyCorp	164,238	3,534,402
M&T Bank Corp.	26,617	5,897,529
Pinnacle Financial Partners, Inc.	25,798	2,453,132
Popular, Inc.	11,418	1,524,645
Prosperity Bancshares, Inc.	15,532	1,071,863
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	154,005	$ 4,389,142
Southstate Bank Corp.	17,548	1,795,687
TFS Financial Corp.	9,007	126,773
Webster Financial Corp.	28,681	1,886,349
Western Alliance Bancorp	18,518	1,650,880
Wintrust Financial Corp.	11,526	1,699,970
Zions Bancorp N.A.	25,326	1,517,281
		61,196,266
Beverages — 0.5%
Boston Beer Co., Inc., Class A(a)	1,317	281,338
Brown-Forman Corp., Class A	7,033	195,728
Brown-Forman Corp., Class B	25,793	705,954
Celsius Holdings, Inc.(a)	28,182	1,478,991
Coca-Cola Consolidated, Inc.	9,731	1,479,696
Constellation Brands, Inc., Class A	24,772	3,881,772
Molson Coors Beverage Co., Class B	28,612	1,374,521
Primo Brands Corp.	44,839	849,251
		10,247,251
Biotechnology(a) — 2.3%
Alnylam Pharmaceuticals, Inc.	21,939	7,416,698
Apellis Pharmaceuticals, Inc.(b)	18,109	408,901
Biogen, Inc.	25,161	4,526,212
BioMarin Pharmaceutical, Inc.	33,235	1,879,107
Caris Life Sciences, Inc.	3,910	90,556
Exact Sciences Corp.	32,238	3,299,237
Exelixis, Inc.	46,170	1,909,591
Halozyme Therapeutics, Inc.	19,928	1,429,037
Incyte Corp.	27,770	2,778,944
Insmed, Inc.	36,252	5,686,851
Ionis Pharmaceuticals, Inc.(b)	27,369	2,262,595
Moderna, Inc.(b)	61,948	2,730,048
Natera, Inc.	22,471	5,193,947
Neurocrine Biosciences, Inc.	16,601	2,258,732
Revolution Medicines, Inc.	30,268	2,934,483
Roivant Sciences Ltd.	68,067	1,471,609
Sarepta Therapeutics, Inc.(b)	15,611	317,528
Summit Therapeutics, Inc.(b)	20,400	295,392
Ultragenyx Pharmaceutical, Inc.	15,044	362,109
United Therapeutics Corp.	7,284	3,419,765
Viking Therapeutics, Inc.(b)	19,331	561,372
		51,232,714
Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	224,718	4,530,315
Dillard’s, Inc., Class A(b)	539	327,475
eBay, Inc.	78,185	7,132,036
Etsy, Inc.(a)	17,127	907,046
Macy’s, Inc.	46,545	931,831
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,644	1,174,139
		15,002,842
Building Products — 1.0%
A.O. Smith Corp.	19,477	1,431,365
AAON, Inc.(b)	11,529	1,049,831
Advanced Drainage Systems, Inc.	12,322	1,873,437
Allegion PLC	14,751	2,439,668
Armstrong World Industries, Inc.	7,502	1,378,417
Builders FirstSource, Inc.(a)	18,598	2,127,611
Carlisle Cos., Inc.	7,115	2,425,432
Fortune Brands Innovations, Inc.	20,467	1,107,265
Hayward Holdings, Inc.(a)(b)	34,657	559,364
Lennox International, Inc.	5,444	2,695,215

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Masco Corp.	36,170	$ 2,390,475
Owens Corning	14,502	1,737,920
Simpson Manufacturing Co., Inc.	7,341	1,297,742
Trex Co., Inc.(a)	18,228	755,004
		23,268,746
Capital Markets — 5.5%
Affiliated Managers Group, Inc.	4,731	1,481,229
Ameriprise Financial, Inc.	16,086	8,480,378
Ares Management Corp., Class A	32,565	4,874,004
Bank of New York Mellon Corp.	120,759	14,481,419
Blue Owl Capital, Inc., Class A	109,870	1,498,627
Bullish(a)(b)	5,680	171,536
Carlyle Group, Inc.	44,832	2,635,225
Cboe Global Markets, Inc.	18,132	4,806,068
Coinbase Global, Inc., Class A(a)	38,568	7,510,732
Evercore, Inc., Class A	6,316	2,231,253
FactSet Research Systems, Inc.	6,568	1,670,636
Franklin Resources, Inc.	53,075	1,412,856
Freedom Holding Corp.(a)(b)	3,081	381,120
Hamilton Lane, Inc., Class A	6,978	985,573
Houlihan Lokey, Inc., Class A	9,478	1,595,337
Invesco Ltd.	63,555	1,734,416
Janus Henderson Group PLC	21,049	1,013,088
Jefferies Financial Group, Inc.	26,827	1,641,276
Lazard, Inc.	16,061	862,797
LPL Financial Holdings, Inc.	13,791	5,026,819
MarketAxess Holdings, Inc.	6,133	1,037,888
Morningstar, Inc.	3,923	792,799
MSCI, Inc., Class A	12,603	7,678,000
Nasdaq, Inc.	78,368	7,593,076
Northern Trust Corp.	32,584	4,869,027
Raymond James Financial, Inc.	30,895	5,124,245
Robinhood Markets, Inc., Class A(a)	128,089	12,742,294
SEI Investments Co.	18,166	1,595,883
State Street Corp.	48,522	6,349,589
Stifel Financial Corp.	17,323	2,135,926
T. Rowe Price Group, Inc.	37,477	3,960,569
TPG, Inc., Class A	22,612	1,332,073
Tradeweb Markets, Inc., Class A	20,046	2,066,141
Virtu Financial, Inc., Class A	13,063	542,245
XP, Inc., Class A	67,939	1,325,490
		123,639,634
Chemicals — 1.9%
Albemarle Corp.	20,500	3,497,915
Ashland, Inc.	7,634	466,895
Axalta Coating Systems Ltd.(a)	36,583	1,228,457
Celanese Corp., Class A	18,969	842,982
CF Industries Holdings, Inc.	28,159	2,625,264
Corteva, Inc.	118,401	8,619,593
Dow, Inc.	122,921	3,386,474
DuPont de Nemours, Inc.	71,757	3,151,567
Eastman Chemical Co.	19,916	1,380,577
Element Solutions, Inc.	38,110	1,109,001
FMC Corp.	21,204	335,023
Huntsman Corp.	28,551	308,922
International Flavors & Fragrances, Inc.	44,163	3,083,019
LyondellBasell Industries NV, Class A	44,487	2,179,863
Mosaic Co.	55,616	1,529,440
NewMarket Corp.	964	646,642
Olin Corp.	19,951	415,180
PPG Industries, Inc.	38,960	4,504,945
Security	Shares	Value
Chemicals (continued)
RPM International, Inc.	21,980	$ 2,350,981
Scotts Miracle-Gro Co.	7,339	471,311
Westlake Corp.	5,710	452,917
		42,586,968
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)	8,747	2,273,433
MSA Safety, Inc.	6,390	1,131,988
RB Global, Inc.	32,182	3,654,910
Rollins, Inc.	48,258	3,056,662
Tetra Tech, Inc.	46,225	1,740,833
Veralto Corp.	41,311	4,088,963
		15,946,789
Communications Equipment — 0.6%
Ciena Corp.(a)	24,413	6,147,438
F5, Inc.(a)(b)	9,947	2,741,493
Lumentum Holdings, Inc.(a)	12,228	4,791,419
Ubiquiti, Inc.	720	397,022
		14,077,372
Construction & Engineering — 1.5%
AECOM	22,684	2,187,418
API Group Corp.(a)	64,180	2,667,963
Comfort Systems USA, Inc.	6,020	6,875,442
EMCOR Group, Inc.	7,655	5,517,188
Everus Construction Group, Inc.(a)	8,646	765,085
MasTec, Inc.(a)	10,803	2,597,905
Quanta Services, Inc.	25,488	12,097,370
Valmont Industries, Inc.	3,422	1,524,706
WillScot Holdings Corp., Class A	30,944	619,808
		34,852,885
Construction Materials — 0.7%
Eagle Materials, Inc.(b)	5,509	1,122,790
James Hardie Industries PLC(a)(b)	25,278	581,141
Martin Marietta Materials, Inc.	10,379	6,766,589
Vulcan Materials Co.	22,880	6,876,355
		15,346,875
Consumer Finance — 0.6%
Ally Financial, Inc.	48,258	2,040,348
Credit Acceptance Corp.(a)(b)	780	388,627
Figure Technology Solutions, Inc., Class A(a)(b)	5,964	339,233
OneMain Holdings, Inc.	20,800	1,363,232
SLM Corp.	35,858	973,545
SoFi Technologies, Inc.(a)	209,988	4,789,826
Synchrony Financial	62,411	4,532,911
		14,427,722
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	69,034	1,149,416
BJ’s Wholesale Club Holdings, Inc.(a)	22,331	2,064,278
Casey’s General Stores, Inc.	6,391	3,876,141
Dollar General Corp.	38,016	5,452,635
Dollar Tree, Inc.(a)	33,788	3,973,131
Kroger Co.	104,954	6,596,359
Maplebear, Inc.(a)	30,093	1,118,256
Performance Food Group Co.(a)	26,449	2,524,557
Sprouts Farmers Market, Inc.(a)	16,738	1,186,891
Sysco Corp.	83,176	6,974,308
U.S. Foods Holding Corp.(a)	39,363	3,291,534
		38,207,506
Containers & Packaging — 1.2%
Amcor PLC	79,777	3,530,132
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
AptarGroup, Inc.	11,184	$ 1,397,441
Avery Dennison Corp.	13,334	2,473,590
Ball Corp.	47,559	2,704,680
Crown Holdings, Inc.	20,143	2,108,569
Graphic Packaging Holding Co.	51,256	750,901
International Paper Co.	90,885	3,664,483
Packaging Corp. of America	15,311	3,407,463
Sealed Air Corp.	25,237	1,056,926
Silgan Holdings, Inc.	15,430	665,805
Smurfit WestRock PLC	89,310	3,717,975
Sonoco Products Co.	16,675	800,400
		26,278,365
Distributors — 0.3%
Genuine Parts Co.	24,041	3,341,459
LKQ Corp.	44,780	1,471,023
Pool Corp.	5,666	1,439,674
		6,252,156
Diversified Consumer Services — 0.3%
ADT, Inc.	89,123	712,984
Bright Horizons Family Solutions, Inc.(a)	9,967	923,243
Duolingo, Inc., Class A(a)	6,508	872,463
Grand Canyon Education, Inc.(a)	4,687	814,788
H&R Block, Inc.	22,731	896,738
Liberty Live Holdings, Inc., Class A(a)	3,350	269,474
Liberty Live Holdings, Inc., Class C(a)	7,933	655,107
Service Corp. International	23,739	1,909,328
		7,054,125
Diversified REITs — 0.1%
WP Carey, Inc.	37,419	2,609,975
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	37,802	4,203,960
ESC GCI Liberty, Inc.(c)	15,053	—
GCI Liberty, Inc., Class C(a)	5,411	200,153
Iridium Communications, Inc.	15,955	317,824
Liberty Global Ltd., Class A(a)	28,602	317,196
Liberty Global Ltd., Class C(a)	22,635	250,796
		5,289,929
Electric Utilities — 2.8%
Alliant Energy Corp.	44,251	2,916,583
Edison International	65,705	4,092,107
Entergy Corp.	77,280	7,410,379
Evergy, Inc.	39,457	3,027,536
Eversource Energy	64,284	4,443,953
Exelon Corp.	174,942	7,833,903
FirstEnergy Corp.	95,041	4,499,241
IDACORP, Inc.	9,175	1,218,348
NRG Energy, Inc.	32,613	4,977,722
OGE Energy Corp.	35,083	1,532,425
PG&E Corp.	379,445	5,851,042
Pinnacle West Capital Corp.	20,798	1,945,861
PPL Corp.	128,146	4,645,293
Xcel Energy, Inc.	102,430	7,790,826
		62,185,219
Electrical Equipment — 1.9%
Acuity, Inc.	5,405	1,671,442
AMETEK, Inc.	39,872	8,930,531
Generac Holdings, Inc.(a)	9,962	1,674,014
Hubbell, Inc.	9,259	4,517,836
Security	Shares	Value
Electrical Equipment (continued)
nVent Electric PLC	27,922	$ 3,134,524
Regal Rexnord Corp.	11,478	1,853,697
Rockwell Automation, Inc.	19,584	8,257,594
Sensata Technologies Holding PLC	24,624	851,744
Vertiv Holdings Co., Class A	65,844	12,258,836
		43,150,218
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.(a)	8,981	1,189,893
Avnet, Inc.	14,086	878,825
CDW Corp.	22,552	2,850,347
Cognex Corp.	29,271	1,133,958
Coherent Corp.(a)	26,887	5,704,884
Corning, Inc.	135,127	13,951,863
Crane NXT Co.	8,473	428,056
Flex Ltd.(a)	64,016	4,035,569
Ingram Micro Holding Corp.	2,383	50,329
IPG Photonics Corp.(a)	4,541	419,634
Jabil, Inc.	18,262	4,331,564
Keysight Technologies, Inc.(a)	29,779	6,442,091
Littelfuse, Inc.	4,198	1,359,144
Ralliant Corp.	19,815	1,049,601
TD SYNNEX Corp.	13,254	2,103,012
Teledyne Technologies, Inc.(a)	8,049	4,992,795
Vontier Corp.	24,743	927,862
Zebra Technologies Corp., Class A(a)	8,707	2,045,971
		53,895,398
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	171,641	9,618,761
Halliburton Co.	146,963	4,926,200
NOV, Inc.	63,645	1,167,886
TechnipFMC PLC	69,809	3,889,757
Weatherford International PLC	12,485	1,174,589
		20,777,193
Entertainment — 2.1%
Electronic Arts, Inc.	43,522	8,875,006
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,935	313,580
Liberty Media Corp.-Liberty Formula One, Class C(a)	36,217	3,151,603
Live Nation Entertainment, Inc.(a)(b)	27,440	3,991,148
Madison Square Garden Sports Corp., Class A(a)	2,811	797,059
ROBLOX Corp., Class A(a)	107,346	7,059,073
Roku, Inc., Class A(a)	22,086	2,102,587
Take-Two Interactive Software, Inc.(a)	31,529	6,945,839
TKO Group Holdings, Inc., Class A	12,001	2,431,163
Warner Bros Discovery, Inc., Class A(a)	403,100	11,101,374
		46,768,432
Financial Services — 1.6%
Affirm Holdings, Inc., Class A(a)	47,569	2,868,411
Block, Inc., Class A(a)	93,354	5,641,382
Corpay, Inc.(a)	11,788	3,708,858
Equitable Holdings, Inc.	50,144	2,326,682
Euronet Worldwide, Inc.(a)	6,793	492,221
Fidelity National Information Services, Inc.	91,134	5,035,153
Global Payments, Inc.	41,854	3,002,606
Jack Henry & Associates, Inc.	12,633	2,263,960
MGIC Investment Corp.	39,991	1,076,558
Rocket Cos., Inc., Class A	162,942	2,921,550
Shift4 Payments, Inc., Class A(a)(b)	11,784	695,727
Toast, Inc., Class A(a)	80,162	2,493,840
UWM Holdings Corp., Class A	35,215	172,906

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Voya Financial, Inc.	16,968	$ 1,300,767
Western Union Co.	45,987	430,898
WEX, Inc.(a)	5,928	912,319
		35,343,838
Food Products — 1.7%
Archer-Daniels-Midland Co.	82,724	5,568,152
Bunge Global SA	23,090	2,629,489
Conagra Brands, Inc.	82,296	1,523,299
Darling Ingredients, Inc.(a)	27,230	1,243,322
Flowers Foods, Inc.	32,130	367,246
Freshpet, Inc.(a)	7,926	552,442
General Mills, Inc.	92,615	4,284,370
Hershey Co.	25,213	4,910,232
Hormel Foods Corp.	50,027	1,231,165
Ingredion, Inc.	10,947	1,292,841
J.M. Smucker Co.	18,136	1,901,741
Kraft Heinz Co.	148,235	3,519,099
Lamb Weston Holdings, Inc.	23,054	1,058,870
McCormick & Co., Inc.	43,404	2,683,669
Pilgrim’s Pride Corp.	7,217	313,001
Post Holdings, Inc.(a)	8,525	872,193
Seaboard Corp.	45	228,703
Smithfield Foods, Inc.	7,818	186,850
The Campbell’s Co.	33,186	928,544
Tyson Foods, Inc., Class A	48,525	3,170,138
		38,465,366
Gas Utilities — 0.4%
Atmos Energy Corp.	27,698	4,607,285
MDU Resources Group, Inc.	34,586	709,359
National Fuel Gas Co.	15,662	1,311,693
UGI Corp.	37,491	1,503,764
		8,132,101
Ground Transportation — 0.8%
Avis Budget Group, Inc.(a)(b)	2,942	338,301
JB Hunt Transport Services, Inc.	13,351	2,706,515
Knight-Swift Transportation Holdings, Inc.	27,066	1,491,337
Landstar System, Inc.	5,997	895,712
Lyft, Inc., Class A(a)	66,006	1,113,521
Old Dominion Freight Line, Inc.	32,252	5,586,046
Ryder System, Inc.	6,803	1,301,278
Saia, Inc.(a)	4,654	1,558,485
Schneider National, Inc., Class B	7,892	211,821
U-Haul Holding Co.(a)(b)	1,346	76,116
U-Haul Holding Co., Series N	17,403	892,948
XPO, Inc.(a)	19,741	2,923,839
		19,095,919
Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.(a)	11,971	1,951,632
Baxter International, Inc.	89,821	1,802,708
Cooper Cos., Inc.(a)	34,146	2,778,802
Dentsply Sirona, Inc.	34,377	428,681
Dexcom, Inc.(a)	67,683	4,943,566
Envista Holdings Corp.(a)	29,692	696,871
GE HealthCare Technologies, Inc.(a)	79,217	6,255,767
Globus Medical, Inc., Class A(a)	19,338	1,753,570
Hologic, Inc.(a)	38,239	2,865,248
IDEXX Laboratories, Inc.(a)	13,788	9,244,303
Inspire Medical Systems, Inc.(a)	4,648	352,225
Insulet Corp.(a)	12,179	3,115,510
Masimo Corp.(a)	7,871	1,080,924
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(a)	6,532	$ 2,339,566
ResMed, Inc.	25,267	6,526,719
Solventum Corp.(a)	25,764	1,983,055
STERIS PLC	16,788	4,408,529
Teleflex, Inc.	7,570	790,081
Zimmer Biomet Holdings, Inc.	34,214	2,979,013
		56,296,770
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)	15,492	208,212
Cardinal Health, Inc.	41,300	8,874,544
Cencora, Inc.	31,690	11,383,682
Centene Corp.(a)	84,970	3,680,900
Chemed Corp.	2,461	1,051,192
DaVita, Inc.(a)	6,348	694,090
Encompass Health Corp.	17,066	1,613,249
Henry Schein, Inc.(a)	18,495	1,396,003
Humana, Inc.	20,891	4,077,923
Labcorp Holdings, Inc.	14,494	3,935,411
Molina Healthcare, Inc.(a)	8,735	1,568,719
Quest Diagnostics, Inc.	19,348	3,618,656
Tenet Healthcare Corp.(a)	14,932	2,826,329
Universal Health Services, Inc., Class B	9,314	1,874,536
		46,803,446
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,700	1,622,808
Healthcare Realty Trust, Inc.	57,290	961,899
Healthpeak Properties, Inc.	119,850	2,066,214
Medical Properties Trust, Inc.	85,515	429,286
Omega Healthcare Investors, Inc.	51,058	2,240,425
Ventas, Inc.	81,036	6,294,066
		13,614,698
Health Care Technology(a) — 0.3%
Certara, Inc.(b)	21,635	190,172
Doximity, Inc., Class A	22,804	854,466
Veeva Systems, Inc., Class A	25,547	5,209,544
		6,254,182
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	117,551	2,178,220
Park Hotels & Resorts, Inc.	32,695	357,356
		2,535,576
Hotels, Restaurants & Leisure — 3.8%
Aramark	45,684	1,758,377
Boyd Gaming Corp.	9,856	833,226
Caesars Entertainment, Inc.(a)	34,944	723,341
Carnival Corp.(a)	187,064	5,615,661
Cava Group, Inc.(a)	17,427	1,056,425
Choice Hotels International, Inc.(b)	4,749	488,197
Churchill Downs, Inc.	11,443	1,125,534
Darden Restaurants, Inc.	20,221	4,031,056
Domino’s Pizza, Inc.	5,449	2,235,888
DraftKings, Inc., Class A(a)	82,386	2,266,439
Dutch Bros, Inc., Class A(a)	20,198	1,098,569
Expedia Group, Inc.	20,282	5,371,485
Flutter Entertainment PLC(a)(b)	27,348	4,516,522
Hilton Worldwide Holdings, Inc.	39,474	11,783,384
Hyatt Hotels Corp., Class A(b)	7,077	1,106,631
Las Vegas Sands Corp.	53,339	2,812,566
MGM Resorts International(a)	35,860	1,202,744
Norwegian Cruise Line Holdings Ltd.(a)	78,049	1,713,956
Penn Entertainment, Inc.(a)(b)	25,830	331,657
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc., Class A(a)	14,650	$ 1,333,736
Restaurant Brands International, Inc.	55,464	3,715,533
Royal Caribbean Cruises Ltd.	43,850	14,235,903
Texas Roadhouse, Inc.	11,514	2,070,908
Travel & Leisure Co.	10,527	732,048
Vail Resorts, Inc.	6,147	817,981
Viking Holdings Ltd.(a)(b)	30,385	2,192,278
Wendy’s Co.	29,374	228,823
Wingstop, Inc.	4,761	1,263,712
Wyndham Hotels & Resorts, Inc.	12,973	944,305
Wynn Resorts Ltd.	13,102	1,407,810
Yum! Brands, Inc.	48,242	7,501,631
		86,516,326
Household Durables — 1.6%
D.R. Horton, Inc.	45,648	6,794,248
Garmin Ltd.	27,939	5,633,620
Lennar Corp., B Shares	1,870	189,356
Lennar Corp., Class A	35,607	3,893,625
Mohawk Industries, Inc.(a)	8,752	1,036,062
Newell Brands, Inc.	71,588	304,249
NVR, Inc.(a)	469	3,581,157
PulteGroup, Inc.	33,703	4,215,908
SharkNinja, Inc.(a)	14,458	1,708,936
Somnigroup International, Inc.	35,143	3,087,313
Toll Brothers, Inc.	16,744	2,419,341
TopBuild Corp.(a)	4,885	2,286,424
Whirlpool Corp.	9,010	720,710
		35,870,949
Household Products — 0.3%
Church & Dwight Co., Inc.	42,221	4,063,771
Clorox Co.	21,086	2,378,290
Reynolds Consumer Products, Inc.	9,388	217,520
		6,659,581
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	123,945	1,815,794
Brookfield Renewable Corp.	23,194	965,798
Clearway Energy, Inc., Class A	5,751	194,211
Clearway Energy, Inc., Class C	13,950	504,293
Talen Energy Corp.(a)	7,885	2,746,819
Vistra Corp.	58,552	9,271,709
		15,498,624
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,388	600,495
EastGroup Properties, Inc.	9,104	1,653,651
First Industrial Realty Trust, Inc.	21,939	1,273,120
Lineage, Inc.	12,335	440,483
Rexford Industrial Realty, Inc.	41,389	1,677,496
STAG Industrial, Inc.	32,605	1,223,013
		6,868,258
Insurance — 3.9%
Allstate Corp.	45,671	9,088,072
American Financial Group, Inc.	11,544	1,503,837
Arch Capital Group Ltd.(a)	61,266	5,883,987
Assurant, Inc.	8,878	2,114,118
Assured Guaranty Ltd.	7,521	638,157
Axis Capital Holdings Ltd.	12,898	1,330,816
Brighthouse Financial, Inc.(a)	9,796	627,532
Brown & Brown, Inc.	49,602	3,576,304
Cincinnati Financial Corp.	26,684	4,293,189
Security	Shares	Value
Insurance (continued)
CNA Financial Corp.	3,835	$ 183,543
Everest Group Ltd.	7,199	2,384,885
Fidelity National Financial, Inc., Class A	44,814	2,437,433
First American Financial Corp.	16,337	1,032,172
Globe Life, Inc.	14,194	1,990,283
Hanover Insurance Group, Inc.	6,174	1,075,140
Hartford Insurance Group, Inc.	48,617	6,566,212
Kemper Corp.	10,480	413,017
Kinsale Capital Group, Inc.	3,803	1,505,532
Lincoln National Corp.	27,746	1,154,511
Loews Corp.	29,290	3,092,145
Markel Group, Inc.(a)	2,158	4,403,701
Old Republic International Corp.	39,175	1,534,485
Primerica, Inc.	5,770	1,517,741
Principal Financial Group, Inc.	38,070	3,605,990
Prudential Financial, Inc.	60,795	6,754,932
Reinsurance Group of America, Inc.	11,285	2,288,034
RenaissanceRe Holdings Ltd.	7,765	2,187,400
RLI Corp.	14,334	837,536
Ryan Specialty Holdings, Inc., Class A	18,335	885,214
Unum Group	28,948	2,199,179
W.R. Berkley Corp.	50,403	3,456,638
White Mountains Insurance Group Ltd.	432	883,410
Willis Towers Watson PLC	16,439	5,218,889
		86,664,034
Interactive Media & Services — 0.4%
IAC, Inc.(a)	11,515	425,479
Match Group, Inc.	41,902	1,305,247
Pinterest, Inc., Class A(a)	101,258	2,240,840
Reddit, Inc., Class A(a)	21,532	3,881,574
Trump Media & Technology Group Corp., Class A(a)(b)	28,003	357,878
ZoomInfo Technologies, Inc., Class A(a)	49,506	398,523
		8,609,541
IT Services — 1.9%
Akamai Technologies, Inc.(a)	24,597	2,389,598
Amdocs Ltd.	19,170	1,570,790
Cloudflare, Inc., Class A(a)	54,257	9,622,479
Cognizant Technology Solutions Corp., Class A	83,032	6,813,606
DXC Technology Co.(a)	31,076	448,427
EPAM Systems, Inc.(a)	9,455	1,972,313
Gartner, Inc.(a)	12,843	2,692,021
Globant SA(a)(b)	7,162	478,994
GoDaddy, Inc., Class A(a)	23,563	2,368,553
Kyndryl Holdings, Inc.(a)	39,022	897,506
MongoDB, Inc., Class A(a)	13,649	5,068,283
Okta, Inc., Class A(a)	28,964	2,446,879
Twilio, Inc., Class A(a)(b)	24,239	2,919,830
VeriSign, Inc.	14,452	3,529,612
		43,218,891
Leisure Products — 0.2%
Brunswick Corp.	11,206	898,945
Hasbro, Inc.	22,658	2,023,586
Mattel, Inc.(a)	55,042	1,149,828
YETI Holdings, Inc.(a)	14,554	665,263
		4,737,622
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	49,316	6,600,947
Avantor, Inc.(a)	113,248	1,236,668
Bio-Rad Laboratories, Inc., Class A(a)	3,166	929,854
Bio-Techne Corp.	27,265	1,747,414

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	17,358	$ 768,786
Charles River Laboratories International, Inc.(a)	8,565	1,802,761
Illumina, Inc.(a)	26,388	3,821,246
IQVIA Holdings, Inc.(a)	29,235	6,728,435
Medpace Holdings, Inc.(a)	3,827	2,229,151
Mettler-Toledo International, Inc.(a)	3,566	4,896,974
Qiagen NV	34,707	1,862,725
Repligen Corp.(a)	9,030	1,348,811
Revvity, Inc.	20,204	2,198,195
Sotera Health Co.(a)	35,100	636,012
Tempus AI, Inc., Class A(a)	16,499	986,970
Waters Corp.(a)(b)	10,324	3,827,314
West Pharmaceutical Services, Inc.	12,434	2,873,746
		44,496,009
Machinery — 4.0%
AGCO Corp.	10,598	1,201,919
Allison Transmission Holdings, Inc.	14,394	1,564,628
CNH Industrial NV	150,433	1,618,659
Crane Co.	8,592	1,569,243
Cummins, Inc.	23,819	13,786,914
Donaldson Co., Inc.	20,353	2,074,785
Dover Corp.	23,467	4,728,366
Esab Corp.	9,788	1,185,327
Flowserve Corp.	22,020	1,720,863
Fortive Corp.	54,491	2,877,670
Gates Industrial Corp. PLC(a)	44,283	1,019,395
Graco, Inc.	28,927	2,526,195
IDEX Corp.	13,082	2,597,431
Ingersoll Rand, Inc.	69,185	5,956,137
ITT, Inc.	14,505	2,644,261
Lincoln Electric Holdings, Inc.	9,295	2,466,428
Middleby Corp.(a)	8,181	1,203,998
Mueller Industries, Inc.	18,853	2,566,647
Nordson Corp.	9,239	2,536,383
Oshkosh Corp.	10,962	1,576,555
Otis Worldwide Corp.	67,744	5,786,692
Pentair PLC	27,928	2,942,773
RBC Bearings, Inc.(a)	5,391	2,693,721
Snap-on, Inc.	8,910	3,262,040
Stanley Black & Decker, Inc.	26,969	2,121,382
Timken Co.	10,674	994,710
Toro Co.	16,898	1,546,167
Westinghouse Air Brake Technologies Corp.	29,346	6,753,688
Xylem, Inc.	42,114	5,806,257
		89,329,234
Marine Transportation — 0.1%
Kirby Corp.(a)	9,715	1,143,067
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	14,360	2,959,883
DoubleVerify Holdings, Inc.(a)	22,373	242,076
Fox Corp., Class A	36,343	2,645,044
Fox Corp., Class B	25,464	1,669,674
Liberty Broadband Corp., Class A(a)	2,963	142,283
Liberty Broadband Corp., Class C(a)	19,551	940,599
New York Times Co., Class A	27,564	2,020,717
News Corp., Class A	65,717	1,776,330
News Corp., Class B	21,807	678,198
Nexstar Media Group, Inc., Class A	4,832	1,026,220
NIQ Global Intelligence PLC(a)(b)	8,310	141,187
Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	55,502	$ 4,275,874
Sirius XM Holdings, Inc.	33,139	674,379
Trade Desk, Inc., Class A(a)	77,749	2,358,127
		21,550,591
Metals & Mining — 1.4%
Alcoa Corp.	45,127	2,563,665
Anglogold Ashanti PLC	86,346	8,018,953
Cleveland-Cliffs, Inc.(a)	98,152	1,350,572
MP Materials Corp., Class A(a)(b)	22,929	1,347,537
Nucor Corp.	39,752	7,064,725
Reliance, Inc.	9,049	2,981,645
Royal Gold, Inc.	14,221	3,744,532
Steel Dynamics, Inc.	23,765	4,267,481
		31,339,110
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	185,357	2,113,070
Annaly Capital Management, Inc.	117,392	2,701,190
Rithm Capital Corp.	95,685	1,046,794
Starwood Property Trust, Inc.	60,362	1,082,290
		6,943,344
Multi-Utilities — 1.8%
Ameren Corp.	46,704	4,823,589
CenterPoint Energy, Inc.	112,853	4,479,136
CMS Energy Corp.	52,378	3,744,503
Consolidated Edison, Inc.	62,384	6,652,006
DTE Energy Co.	35,861	4,819,001
NiSource, Inc.	82,575	3,657,247
Public Service Enterprise Group, Inc.	86,425	7,117,963
WEC Energy Group, Inc.	56,352	6,236,476
		41,529,921
Office REITs — 0.2%
BXP, Inc.	27,313	1,766,332
Cousins Properties, Inc.	28,629	722,596
Highwoods Properties, Inc.	18,222	471,039
Kilroy Realty Corp.	20,420	704,081
Vornado Realty Trust	30,306	966,155
		4,630,203
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp.	57,721	1,086,309
Antero Resources Corp.(a)	50,047	1,820,209
APA Corp.	60,753	1,604,487
Cheniere Energy, Inc.	36,877	7,800,223
Chord Energy Corp.	9,830	985,359
Coterra Energy, Inc.	131,081	3,781,687
Devon Energy Corp.	106,315	4,274,926
Diamondback Energy, Inc.	32,688	5,359,198
DT Midstream, Inc.(a)	17,480	2,202,830
EQT Corp.	107,562	6,209,554
Expand Energy Corp.	39,058	4,390,510
HF Sinclair Corp.	26,862	1,396,555
Kinder Morgan, Inc.	336,563	10,261,806
Marathon Petroleum Corp.	52,682	9,282,042
Matador Resources Co.	20,404	923,077
Occidental Petroleum Corp.	122,060	5,540,303
ONEOK, Inc.	108,153	8,564,636
Ovintiv, Inc.	43,942	1,910,159
Permian Resources Corp., Class A	122,149	1,970,263
Phillips 66	69,746	10,012,736
Range Resources Corp.	41,393	1,566,725
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	36,816	$ 7,399,280
Texas Pacific Land Corp.	10,025	3,492,309
Valero Energy Corp.	52,610	9,545,032
Viper Energy, Inc., Class A	29,540	1,250,724
		112,630,939
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,970	918,628
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	20,054	1,019,345
American Airlines Group, Inc.(a)	113,221	1,505,839
Delta Air Lines, Inc.	112,873	7,437,202
Southwest Airlines Co.	80,763	3,837,858
United Airlines Holdings, Inc.(a)	56,330	5,763,685
		19,563,929
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	21,204	527,344
Coty, Inc., Class A(a)	64,883	205,679
elf Beauty, Inc.(a)	9,155	778,083
Estee Lauder Cos., Inc., Class A	42,410	4,889,025
Kenvue, Inc.	328,882	5,722,547
		12,122,678
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.(a)	16,414	654,426
Elanco Animal Health, Inc.(a)	85,709	2,063,873
Jazz Pharmaceuticals PLC(a)	9,976	1,640,952
Organon & Co.	43,810	374,137
Perrigo Co. PLC	23,527	334,319
Royalty Pharma PLC, Class A	67,320	2,805,898
Viatris, Inc.	200,622	2,626,142
		10,499,747
Professional Services — 2.1%
Amentum Holdings, Inc.(a)	26,694	955,111
Booz Allen Hamilton Holding Corp., Class A	20,837	1,842,407
Broadridge Financial Solutions, Inc.	20,183	3,978,271
CACI International, Inc., Class A(a)	3,722	2,309,799
Clarivate PLC(a)	59,720	158,258
Concentrix Corp.	7,998	298,725
Dayforce, Inc.(a)	26,659	1,846,669
Equifax, Inc.	21,223	4,274,312
ExlService Holdings, Inc.(a)	26,511	1,037,906
FTI Consulting, Inc.(a)	5,171	903,219
Genpact Ltd.	28,100	1,239,210
Jacobs Solutions, Inc.	20,404	2,759,845
KBR, Inc.	22,022	942,762
Leidos Holdings, Inc.	22,094	4,159,858
ManpowerGroup, Inc.	8,133	295,472
Parsons Corp.(a)	9,214	645,533
Paychex, Inc.	55,847	5,759,501
Paycom Software, Inc.	8,793	1,184,857
Paylocity Holding Corp.(a)	7,609	1,027,063
Robert Half, Inc.	17,403	602,318
Science Applications International Corp.	8,056	819,779
SS&C Technologies Holdings, Inc.	36,253	2,968,758
TransUnion	33,512	2,648,118
Verisk Analytics, Inc.	24,222	5,267,316
		47,925,067
Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	51,461	8,765,352
CoStar Group, Inc.	72,300	4,446,450
Security	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Holdings, Inc.	5,458	$ 445,700
Jones Lang LaSalle, Inc.	8,160	2,920,546
Zillow Group, Inc., Class A	8,713	542,297
Zillow Group, Inc., Class C	28,563	1,800,326
		18,920,671
Residential REITs — 1.2%
American Homes 4 Rent, Class A	59,733	1,870,838
AvalonBay Communities, Inc.	24,630	4,376,012
Camden Property Trust	18,371	2,003,357
Equity LifeStyle Properties, Inc.	33,329	2,105,393
Equity Residential	65,667	4,092,367
Essex Property Trust, Inc.	11,025	2,776,867
Invitation Homes, Inc.	104,886	2,803,603
Mid-America Apartment Communities, Inc.	20,054	2,693,252
Sun Communities, Inc.	21,034	2,680,363
UDR, Inc.	56,551	2,100,870
		27,502,922
Retail REITs — 1.4%
Agree Realty Corp.	19,572	1,413,686
Brixmor Property Group, Inc.	53,169	1,424,397
Federal Realty Investment Trust	14,652	1,482,196
Kimco Realty Corp.	114,548	2,414,672
NNN REIT, Inc.	32,460	1,352,608
Realty Income Corp.	158,479	9,692,576
Regency Centers Corp.	31,303	2,281,050
Simon Property Group, Inc.	56,074	10,727,517
		30,788,702
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)	20,895	771,234
Amkor Technology, Inc.	19,684	951,328
Astera Labs, Inc.(a)	21,855	3,291,800
Cirrus Logic, Inc.(a)	8,760	1,141,778
Enphase Energy, Inc.(a)	21,637	800,136
Entegris, Inc.	26,004	3,070,292
First Solar, Inc.(a)	17,587	3,966,220
GLOBALFOUNDRIES, Inc.(a)	17,831	752,468
Lattice Semiconductor Corp.(a)	23,449	1,888,114
MACOM Technology Solutions Holdings, Inc., Class H(a)	11,050	2,420,613
Microchip Technology, Inc.	91,341	6,934,609
MKS, Inc.	11,625	2,736,641
Monolithic Power Systems, Inc.	8,011	9,005,566
ON Semiconductor Corp.(a)	70,920	4,247,399
Onto Innovation, Inc.(a)	8,480	1,713,384
Qnity Electronics, Inc.	36,365	3,497,586
Qorvo, Inc.(a)	14,809	1,156,731
Skyworks Solutions, Inc.	25,614	1,428,237
Teradyne, Inc.	27,102	6,532,937
Universal Display Corp.	7,530	864,595
		57,171,668
Software — 2.7%
Appfolio, Inc., Class A(a)	3,718	705,974
Aurora Innovation, Inc., Class A(a)(b)	200,279	841,172
Bentley Systems, Inc., Class B	27,491	965,484
Bill Holdings, Inc.(a)	13,824	596,782
CCC Intelligent Solutions Holdings, Inc.(a)(b)	98,851	749,290
Circle Internet Group, Inc., Class A(a)(b)	8,240	526,783
Confluent, Inc., Class A(a)	49,984	1,526,511
Datadog, Inc., Class A(a)	54,025	6,986,513
Docusign, Inc.(a)	34,600	1,817,884

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Dolby Laboratories, Inc., Class A	10,309	$ 661,735
Dropbox, Inc., Class A(a)	32,400	825,552
Dynatrace, Inc.(a)	51,486	1,961,102
Elastic NV(a)	15,834	1,043,936
Fair Isaac Corp.(a)	4,056	5,934,617
Gen Digital, Inc.	94,178	2,259,330
Gitlab, Inc., Class A(a)	24,259	848,580
Guidewire Software, Inc.(a)	14,689	2,067,624
HubSpot, Inc.(a)	8,717	2,440,760
Manhattan Associates, Inc.(a)	10,492	1,584,397
nCino, Inc.(a)(b)	18,619	397,516
Nutanix, Inc., Class A(a)	44,832	1,763,242
Pegasystems, Inc.	14,645	639,840
Procore Technologies, Inc.(a)(b)	20,012	1,130,478
PTC, Inc.(a)	20,714	3,234,077
RingCentral, Inc., Class A(a)(b)	14,013	362,656
Rubrik, Inc., Class A(a)	22,965	1,284,892
SailPoint, Inc.(a)(b)	10,500	164,745
Samsara, Inc., Class A(a)	53,614	1,503,873
SentinelOne, Inc., Class A(a)	52,071	727,953
Teradata Corp.(a)	16,301	464,904
Trimble, Inc.(a)	41,417	2,799,789
Tyler Technologies, Inc.(a)	7,480	2,763,112
UiPath, Inc., Class A(a)	68,957	868,169
Unity Software, Inc.(a)	55,736	1,621,918
Zoom Communications, Inc., Class A(a)	46,113	4,247,007
Zscaler, Inc.(a)	17,289	3,457,973
		61,776,170
Specialized REITs — 2.1%
Crown Castle, Inc.	75,090	6,518,563
CubeSmart	39,536	1,483,786
Digital Realty Trust, Inc.	59,548	9,881,991
EPR Properties	12,567	681,634
Extra Space Storage, Inc.	36,460	5,030,386
Fermi, Inc.(a)	6,200	54,064
Gaming and Leisure Properties, Inc.	47,097	2,107,591
Iron Mountain, Inc.	50,784	4,678,730
Lamar Advertising Co., Class A	15,037	1,929,397
Millrose Properties, Inc., Class A	26,775	797,895
National Storage Affiliates Trust	12,195	387,923
Rayonier, Inc.	51,696	1,175,567
SBA Communications Corp.	18,644	3,432,547
VICI Properties, Inc.	184,875	5,191,290
Weyerhaeuser Co.	125,804	3,243,227
		46,594,591
Specialty Retail — 2.5%
AutoNation, Inc.(a)	4,798	983,494
Bath & Body Works, Inc.	35,821	780,898
Best Buy Co., Inc.	33,133	2,156,958
Burlington Stores, Inc.(a)	10,922	3,231,383
CarMax, Inc.(a)	25,687	1,144,099
Carvana Co., Class A(a)	23,396	9,384,370
Chewy, Inc., Class A(a)	37,909	1,103,531
Dick’s Sporting Goods, Inc.	10,848	2,191,296
Five Below, Inc.(a)	9,257	1,774,012
Floor & Decor Holdings, Inc., Class A(a)	18,588	1,226,064
GameStop Corp., Class A(a)(b)	69,914	1,669,546
Gap, Inc.	40,176	1,124,124
Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	4,094	$ 1,324,163
Murphy USA, Inc.	2,923	1,234,997
Penske Automotive Group, Inc.	3,210	503,296
RH(a)	2,631	523,122
Ross Stores, Inc.	55,228	10,418,762
Tractor Supply Co.	92,026	4,682,283
Ulta Beauty, Inc.(a)	7,814	5,058,471
Valvoline, Inc.(a)	21,341	698,278
Wayfair, Inc., Class A(a)(b)	16,947	1,753,845
Williams-Sonoma, Inc.	20,519	4,199,213
		57,166,205
Technology Hardware, Storage & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	226,942	4,883,792
HP, Inc.	163,885	3,185,924
NetApp, Inc.	34,670	3,340,455
Pure Storage, Inc., Class A(a)	53,867	3,745,911
Sandisk Corp.(a)(b)	23,340	13,449,675
Super Micro Computer, Inc.(a)	88,020	2,562,262
Western Digital Corp.	58,884	14,734,543
		45,902,562
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.(a)	26,054	954,358
Birkenstock Holding PLC(a)	8,930	337,197
Columbia Sportswear Co.	4,459	246,494
Crocs, Inc.(a)	8,646	725,572
Deckers Outdoor Corp.(a)	25,318	3,021,450
Lululemon Athletica, Inc.(a)	18,043	3,148,503
On Holding AG, Class A(a)	38,471	1,740,813
PVH Corp.(b)	8,327	519,272
Ralph Lauren Corp., Class A	6,506	2,299,285
Tapestry, Inc.	35,793	4,542,490
Under Armour, Inc., Class A(a)(b)	32,202	198,686
Under Armour, Inc., Class C(a)	31,793	192,984
VF Corp.	60,238	1,180,062
		19,107,166
Trading Companies & Distributors — 2.3%
Air Lease Corp., Class A	17,746	1,146,924
Applied Industrial Technologies, Inc.	6,654	1,732,768
Core & Main, Inc., Class A(a)	33,094	1,765,896
Fastenal Co.	198,675	8,614,548
Ferguson Enterprises, Inc.	33,201	8,381,925
FTAI Aviation Ltd.	17,631	4,801,274
MSC Industrial Direct Co., Inc., Class A	7,402	624,285
QXO, Inc.(a)(b)	105,725	2,344,981
SiteOne Landscape Supply, Inc.(a)	7,650	1,098,081
United Rentals, Inc.	11,002	8,604,224
Watsco, Inc.	5,972	2,307,879
WESCO International, Inc.	8,322	2,408,636
WW Grainger, Inc.	7,593	8,199,984
		52,031,405
Water Utilities — 0.3%
American Water Works Co., Inc.	33,708	4,352,714
Essential Utilities, Inc.	49,270	1,911,183
		6,263,897
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA	17,131	$ 1,045,505
Total Common Stocks — 98.7% (Cost: $1,360,532,573)		2,222,317,132
Investment Companies
Financial Services — 0.8%
iShares Russell Mid-Cap ETF(d)	177,138	17,568,547
Total Investment Companies — 0.8% (Cost: $16,674,880)		17,568,547
Total Long-Term Investments — 99.5% (Cost: $1,377,207,453)		2,239,885,679
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	37,772,831	37,791,717
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	11,606,011	11,606,011
Total Short-Term Securities — 2.2% (Cost: $49,397,728)		49,397,728
Total Investments — 101.7% (Cost: $1,426,605,181)		2,289,283,407
Liabilities in Excess of Other Assets — (1.7)%		(38,695,450)
Net Assets — 100.0%		$ 2,250,587,957

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 60,755,475	$ —	$ (22,968,651)(a)	$ 4,893	$ —	$ 37,791,717	37,772,831	$ 216,279 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,522,945	—	(2,916,934)(a)	—	—	11,606,011	11,606,011	285,309	—
iShares Russell Mid-Cap ETF	14,957,053	57,490,497	(55,903,338)	877,437	146,898	17,568,547	177,138	86,658	—
				$ 882,330	$ 146,898	$ 66,966,275		$ 588,246	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	03/20/26	$ 1,741	$ 7,161
S&P Mid 400 E-Mini Index	25	03/20/26	8,619	134,170
				$ 141,331
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 141,331	$ —	$ —	$ —	$ 141,331

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,270,064	$ —	$ —	$ —	$ 1,270,064
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 258,884	$ —	$ —	$ —	$ 258,884
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,613,849
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,222,317,132	$ —	$ —	$ 2,222,317,132
Investment Companies	17,568,547	—	—	17,568,547
Short-Term Securities
Money Market Funds	49,397,728	—	—	49,397,728
	$2,289,283,407	$—	$—	$2,289,283,407
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 141,331	$ —	$ —	$ 141,331

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
AAR Corp.(a)	6,183	$ 654,842
AeroVironment, Inc.(a)	5,919	1,647,790
AerSale Corp.(a)	6,945	52,018
AIRO Group Holdings, Inc.(a)	1,590	16,361
Archer Aviation, Inc., Class A(a)(b)	96,769	695,769
Astronics Corp.(a)(b)	5,146	389,809
ATI, Inc.(a)(b)	21,321	2,564,916
BWX Technologies, Inc.	14,353	2,948,537
Byrna Technologies, Inc.(a)(b)	2,556	35,043
Cadre Holdings, Inc.	4,252	170,122
Carpenter Technology Corp.	7,604	2,416,779
Curtiss-Wright Corp.	5,941	3,901,395
Ducommun, Inc.(a)	2,079	235,655
Eve Holding, Inc.(a)	15,788	62,205
Firefly Aerospace, Inc.(a)(b)	3,691	93,013
Hexcel Corp.	12,680	1,050,031
Huntington Ingalls Industries, Inc.	6,209	2,610,947
Intuitive Machines, Inc., Class A(a)(b)	17,078	324,311
Karman Holdings, Inc.(a)(b)	8,010	831,438
Kratos Defense & Security Solutions, Inc.(a)	26,257	2,704,734
Leonardo DRS, Inc.	11,717	481,100
Loar Holdings, Inc.(a)(b)	6,558	449,748
Mercury Systems, Inc.(a)	8,393	787,935
Moog, Inc., Class A	4,427	1,351,784
National Presto Industries, Inc.	790	100,646
Park Aerospace Corp.	2,627	64,335
Red Cat Holdings, Inc.(a)(b)	16,570	223,695
Redwire Corp.(a)(b)	8,940	105,045
Rocket Lab Corp.(a)	65,352	5,232,735
Satellogic, Inc., Class A(a)	11,023	50,706
StandardAero, Inc.(a)(b)	22,977	709,759
Textron, Inc.	28,112	2,475,543
V2X, Inc.(a)	3,732	256,874
Voyager Technologies, Inc., Class A(a)	2,624	80,111
VSE Corp.(b)	3,623	791,879
Woodward, Inc.	9,463	3,007,720
		39,575,330
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	18,486	3,603,845
Forward Air Corp.(a)(b)	3,450	96,186
GXO Logistics, Inc.(a)	17,576	994,626
Hub Group, Inc., Class A	9,274	441,257
Radiant Logistics, Inc.(a)	4,349	29,269
		5,165,183
Automobile Components — 0.8%
Adient PLC(a)	13,158	273,686
American Axle & Manufacturing Holdings, Inc.(a)	19,143	152,570
BorgWarner, Inc.	33,523	1,589,325
Cooper-Standard Holdings, Inc.(a)	2,603	81,656
Dana, Inc.	18,738	541,528
Dorman Products, Inc.(a)	4,389	545,114
Fox Factory Holding Corp.(a)	6,411	117,962
Garrett Motion, Inc.	24,836	448,042
Gentex Corp.	34,386	791,222
Gentherm, Inc.(a)	4,650	148,614
Goodyear Tire & Rubber Co.(a)	44,069	414,689
Holley, Inc.(a)	12,453	47,944
LCI Industries	3,725	546,420
Lear Corp.	8,234	964,119
Security	Shares	Value
Automobile Components (continued)
Motorcar Parts of America, Inc.(a)	2,875	$ 35,736
Patrick Industries, Inc.	5,250	662,393
Phinia, Inc.	6,145	437,340
QuantumScape Corp., Class A(a)(b)	71,352	631,465
Solid Power, Inc., Class A(a)(b)	26,704	119,634
Standard Motor Products, Inc.	3,197	127,656
Strattec Security Corp.(a)(b)	570	45,098
Visteon Corp.	4,425	402,056
XPEL, Inc.(a)	4,211	216,909
		9,341,178
Automobiles — 0.3%
Faraday Future Intelligent Electric, Inc.(a)(b)	14,673	15,260
Harley-Davidson, Inc.	17,585	348,183
Livewire Group, Inc.(a)	6,820	15,959
Lucid Group, Inc.(a)(b)	18,844	208,603
Rivian Automotive, Inc., Class A(a)	124,281	1,833,145
Thor Industries, Inc.	8,132	909,727
Winnebago Industries, Inc.	4,318	198,239
		3,529,116
Banks — 6.2%
1st Source Corp.	2,914	196,200
ACNB Corp.	1,301	65,727
Amalgamated Financial Corp.	3,871	150,350
Amerant Bancorp, Inc.	5,448	118,222
Ameris Bancorp	10,121	815,955
Ames National Corp.	1,638	42,752
Arrow Financial Corp.	2,667	90,171
Associated Banc-Corp.	26,053	710,205
Atlantic Union Bankshares Corp.	21,827	847,761
Axos Financial, Inc.(a)	8,412	832,704
Banc of California, Inc.	19,841	396,423
BancFirst Corp.	3,141	345,353
Bancorp, Inc.(a)	7,020	417,269
Bank First Corp.	1,366	190,612
Bank of Hawaii Corp.	6,022	450,325
Bank of Marin Bancorp	2,028	54,452
Bank of NT Butterfield & Son Ltd.	6,909	357,886
Bank OZK	17,198	817,937
Bank7 Corp.	680	30,219
BankUnited, Inc.	11,465	544,244
Bankwell Financial Group, Inc.	1,238	59,659
Banner Corp.	5,277	326,330
Bar Harbor Bankshares	2,443	82,842
BayCom Corp.	1,959	57,164
BCB Bancorp, Inc.	3,294	25,990
Beacon Financial Corp.	12,885	365,290
Blue Foundry Bancorp(a)	2,426	31,902
Blue Ridge Bankshares, Inc.	8,816	37,468
BOK Financial Corp.	3,985	517,811
Bridgewater Bancshares, Inc.(a)	3,178	61,049
Burke & Herbert Financial Services Corp.	1,864	122,055
Business First Bancshares, Inc.	3,889	109,553
BV Financial, Inc.(a)	1,325	25,334
Byline Bancorp, Inc.	6,654	212,462
C&F Financial Corp.	494	37,198
California BanCorp	2,563	46,108
Camden National Corp.	2,496	118,735
Capital Bancorp, Inc.	1,708	52,470
Capital City Bank Group, Inc.	2,262	94,461
Capitol Federal Financial, Inc.	18,425	134,134
Carter Bankshares, Inc.(a)	3,597	77,012
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Cathay General Bancorp	10,355	$ 529,969
CB Financial Services, Inc.	694	24,866
Central Pacific Financial Corp.	3,675	119,695
CF Bankshares, Inc.	423	12,314
Chemung Financial Corp.	924	56,151
ChoiceOne Financial Services, Inc.	2,175	62,401
Citizens & Northern Corp.	2,788	63,455
Citizens Community Bancorp, Inc.	2,165	39,273
Citizens Financial Services, Inc.	691	43,706
City Holding Co.	2,147	264,274
Civista Bancshares, Inc.	2,428	58,588
CNB Financial Corp.	4,354	120,606
Coastal Financial Corp.(a)	2,179	208,705
CoastalSouth Bancshares, Inc.(a)	1,501	35,979
Colony Bankcorp, Inc.	2,758	53,671
Columbia Banking System, Inc.	47,703	1,404,376
Columbia Financial, Inc.(a)	4,215	68,578
Commerce Bancshares, Inc.	20,672	1,088,174
Commercial Bancgroup, Inc.(a)(b)	1,723	45,384
Community Financial System, Inc.	8,043	502,687
Community Trust Bancorp, Inc.	2,457	151,597
Community West Bancshares	2,525	60,524
ConnectOne Bancorp, Inc.	7,122	189,588
Cullen/Frost Bankers, Inc.	9,736	1,341,816
Customers Bancorp, Inc.(a)	4,960	391,939
CVB Financial Corp.	21,928	432,201
Dime Community Bancshares, Inc.	6,363	216,469
Eagle Bancorp Montana, Inc.	619	13,438
Eagle Bancorp, Inc.	4,339	116,112
Eagle Financial Services, Inc.	376	14,405
East West Bancorp, Inc.	21,956	2,512,645
Eastern Bankshares, Inc.	35,716	731,642
Enterprise Financial Services Corp.	5,597	320,988
Equity Bancshares, Inc., Class A	2,624	121,019
Esquire Financial Holdings, Inc.	1,047	111,642
Farmers & Merchants Bancorp, Inc./Archbold	1,982	53,177
Farmers National Banc Corp.	6,315	81,969
FB Bancorp, Inc.(a)	2,613	33,864
FB Financial Corp.	6,957	400,236
Fidelity D&D Bancorp, Inc.	913	40,811
Financial Institutions, Inc.	3,016	99,347
Finward Bancorp	1,023	37,488
Finwise Bancorp(a)	1,426	24,969
First Bancorp, Inc.	2,127	58,173
First BanCorp./Puerto Rico	24,791	548,377
First Bancorp/Southern Pines NC	6,156	356,617
First Bank	3,490	58,213
First Busey Corp.	12,825	316,136
First Business Financial Services, Inc.	1,197	68,612
First Capital, Inc.	426	25,100
First Commonwealth Financial Corp.	15,976	288,047
First Community Bankshares, Inc.	2,467	88,861
First Community Corp.	1,222	35,829
First Financial Bancorp	19,214	552,210
First Financial Bankshares, Inc.	20,528	653,201
First Financial Corp.	1,873	122,045
First Foundation, Inc.(a)	9,264	58,178
First Hawaiian, Inc.	21,443	569,312
First Horizon Corp.	80,363	1,968,090
First Internet Bancorp	1,365	29,743
First Interstate BancSystem, Inc., Class A	15,943	565,498
First Merchants Corp.	9,237	367,263
First Mid Bancshares, Inc.	3,209	135,099
Security	Shares	Value
Banks (continued)
First National Corp.	1,084	$ 28,563
First Savings Financial Group, Inc.	597	20,286
First United Corp.	991	37,985
First Western Financial, Inc.(a)	903	22,710
Firstsun Capital Bancorp(a)	1,849	72,999
Five Star Bancorp	2,808	111,253
Flagstar Bank NA	46,552	615,417
Flushing Financial Corp.	4,857	76,692
FNB Corp.	58,666	1,029,588
Franklin Financial Services Corp.	605	30,861
FS Bancorp, Inc.	1,168	49,033
Fulton Financial Corp.	26,955	556,621
FVCBankcorp, Inc.	1,981	29,992
GBank Financial Holdings, Inc.(a)(b)	1,439	46,811
German American Bancorp, Inc.	5,321	223,854
Glacier Bancorp, Inc.	20,987	1,063,621
Great Southern Bancorp, Inc.	1,318	80,899
Greene County Bancorp, Inc.	1,059	24,823
Hancock Whitney Corp.	14,374	988,931
Hanmi Financial Corp.	4,620	122,753
Hanover Bancorp, Inc.	466	10,765
Hawthorn Bancshares, Inc.	1,035	36,649
HBT Financial, Inc.	1,928	52,017
Heritage Commerce Corp.	9,363	119,191
Heritage Financial Corp.	5,193	134,031
Hilltop Holdings, Inc.	7,366	275,857
Hingham Institution For Savings(b)	237	70,733
Home Bancorp, Inc.	975	58,198
Home BancShares, Inc.	31,894	921,737
HomeTrust Bancshares, Inc.	2,459	106,032
Hope Bancorp, Inc.	23,649	283,315
Horizon Bancorp, Inc.	11,376	200,445
Independent Bank Corp.	10,127	716,487
International Bancshares Corp.	8,599	598,834
Investar Holding Corp.	1,625	46,231
John Marshall Bancorp, Inc.	2,200	45,408
Kearny Financial Corp.	7,547	58,791
Lakeland Financial Corp.	3,825	227,970
Landmark Bancorp, Inc.	426	11,498
LCNB Corp.	2,534	43,357
LINKBANCORP, Inc.	2,736	23,940
Live Oak Bancshares, Inc.	5,460	218,182
MainStreet Bancshares, Inc.	550	11,775
Mechanics Bancorp, Class A	8,107	121,524
Mercantile Bank Corp.	2,590	134,628
Meridian Corp.	1,142	21,618
Metrocity Bankshares, Inc.	3,148	88,679
Metropolitan Bank Holding Corp.	1,514	140,196
Mid Penn Bancorp, Inc.	2,906	95,869
Middlefield Banc Corp.	1,202	40,315
Midland States Bancorp, Inc.	3,020	69,007
MidWestOne Financial Group, Inc.	2,274	105,332
MVB Financial Corp.	2,086	58,909
National Bank Holdings Corp., Class A	5,673	227,941
National Bankshares, Inc.	695	25,305
NB Bancorp, Inc.	5,207	113,096
NBT Bancorp, Inc.	7,817	347,309
Nicolet Bankshares, Inc.	2,046	298,675
Northeast Bank	1,055	121,568
Northeast Community Bancorp, Inc.	2,015	47,554
Northfield Bancorp, Inc.	6,432	79,242
Northpointe Bancshares, Inc.(b)	4,613	79,528
Northrim BanCorp, Inc.	3,600	84,816

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Northwest Bancshares, Inc.	22,134	$ 285,086
Norwood Financial Corp.	1,633	49,692
Oak Valley Bancorp	1,328	42,430
OceanFirst Financial Corp.	9,287	174,131
OFG Bancorp	6,947	279,964
Ohio Valley Banc Corp.	471	19,382
Old National Bancorp	56,096	1,370,425
Old Second Bancorp, Inc.	7,376	146,340
OP Bancorp	2,368	33,105
Orange County Bancorp, Inc.	2,064	63,612
Origin Bancorp, Inc.	4,429	189,694
Orrstown Financial Services, Inc.	2,409	86,772
Park National Corp.	2,272	370,200
Parke Bancorp, Inc.	2,375	64,861
Pathward Financial, Inc.	3,612	326,127
Patriot National Bancorp, Inc.(a)(b)	6,510	10,025
PCB Bancorp	2,030	45,553
Peapack-Gladstone Financial Corp.	2,651	84,090
Peoples Bancorp of North Carolina, Inc.	565	20,696
Peoples Bancorp, Inc.	5,658	183,998
Peoples Financial Services Corp.	1,280	66,688
Pinnacle Financial Partners, Inc.	23,828	2,265,805
Pioneer Bancorp, Inc.(a)	2,062	29,177
Plumas Bancorp	978	49,008
Ponce Financial Group, Inc.(a)	2,258	37,889
Popular, Inc.	10,590	1,414,083
Preferred Bank	621	53,263
Primis Financial Corp.	2,737	36,895
Princeton Bancorp, Inc.	1,181	42,788
Prosperity Bancshares, Inc.	14,734	1,016,793
Provident Financial Services, Inc.	16,676	369,207
QCR Holdings, Inc.	2,440	220,234
RBB Bancorp	3,188	66,119
Red River Bancshares, Inc.	743	61,714
Renasant Corp.	14,281	538,536
Republic Bancorp, Inc., Class A	1,406	102,090
Richmond Mutual BanCorp, Inc.	699	9,807
Riverview Bancorp, Inc.	1,844	9,533
S&T Bancorp, Inc.	5,859	249,828
SB Financial Group, Inc.	640	14,611
Seacoast Banking Corp. of Florida	15,016	502,135
ServisFirst Bancshares, Inc.	8,519	697,280
Shore Bancshares, Inc.	5,379	102,040
Sierra Bancorp	2,138	75,707
Simmons First National Corp., Class A	21,414	435,347
SmartFinancial, Inc.	2,255	90,020
Sound Financial Bancorp, Inc.	212	9,307
South Plains Financial, Inc.	2,102	87,569
Southern First Bancshares, Inc.(a)	1,241	68,181
Southern Missouri Bancorp, Inc.	1,499	93,792
Southside Bancshares, Inc.	4,415	142,119
Southstate Bank Corp.	16,189	1,656,620
Stellar Bancorp, Inc.	7,060	262,208
Sterling Bancorp, Inc.(a)(c)	2,210	—
Stock Yards Bancorp, Inc.	4,049	274,077
Texas Capital Bancshares, Inc.(a)	7,537	762,518
TFS Financial Corp.	8,591	120,918
Third Coast Bancshares, Inc.(a)(b)	1,731	70,209
Timberland Bancorp, Inc.	1,278	49,765
Tompkins Financial Corp.	2,122	170,015
Towne Bank	11,667	408,345
TriCo Bancshares	5,067	252,438
Security	Shares	Value
Banks (continued)
Triumph Financial, Inc.(a)	3,409	$ 215,074
TrustCo Bank Corp.	2,733	118,612
Trustmark Corp.	10,020	426,050
UMB Financial Corp.	11,661	1,482,580
Union Bankshares, Inc.	368	9,160
United Bankshares, Inc.	21,791	922,413
United Community Banks, Inc.	18,536	638,194
United Security Bancshares	1,124	12,072
Unity Bancorp, Inc.	1,288	69,500
Univest Financial Corp.	4,696	155,625
USCB Financial Holdings, Inc., Class A	1,779	33,534
Valley National Bancorp	78,541	978,621
Virginia National Bankshares Corp.	903	36,951
WaFd, Inc.	12,335	402,368
Washington Trust Bancorp, Inc.	2,793	95,995
Webster Financial Corp.	26,369	1,734,289
WesBanco, Inc.	14,653	517,104
West BanCorp, Inc.	2,424	57,522
Westamerica BanCorp	3,948	199,690
Western Alliance Bancorp	17,163	1,530,081
Western New England Bancorp, Inc.	3,226	43,325
Wintrust Financial Corp.	10,919	1,610,443
WSFS Financial Corp.	8,894	575,709
Zions Bancorp N.A.	22,400	1,341,984
		71,079,139
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,259	268,948
Celsius Holdings, Inc.(a)	25,617	1,344,380
Coca-Cola Consolidated, Inc.	8,949	1,360,785
MGP Ingredients, Inc.	2,152	53,606
National Beverage Corp.(a)	3,491	118,973
Primo Brands Corp.	40,510	767,260
Vita Coco Co., Inc.(a)	7,498	400,018
Zevia PBC, Class A(a)	5,455	10,092
		4,324,062
Biotechnology — 5.8%
4D Molecular Therapeutics, Inc.(a)	5,630	49,882
Abeona Therapeutics, Inc.(a)(b)	7,346	37,391
Absci Corp.(a)(b)	26,409	78,963
ACADIA Pharmaceuticals, Inc.(a)	19,906	500,238
ADC Therapeutics SA(a)	12,004	43,334
ADMA Biologics, Inc.(a)	35,273	610,223
Agios Pharmaceuticals, Inc.(a)	9,340	256,290
Akebia Therapeutics, Inc.(a)	39,452	55,627
Aldeyra Therapeutics, Inc.(a)(b)	7,981	42,778
Alector, Inc.(a)	9,387	17,741
Alkermes PLC(a)	24,852	842,234
Allogene Therapeutics, Inc.(a)	21,990	40,462
Altimmune, Inc.(a)(b)	10,771	60,318
Amicus Therapeutics, Inc.(a)	46,402	663,085
AnaptysBio, Inc.(a)(b)	2,976	141,092
Anavex Life Sciences Corp.(a)(b)	13,159	61,847
Anika Therapeutics, Inc.(a)(b)	1,887	17,417
Annexon, Inc.(a)	19,034	118,772
Apellis Pharmaceuticals, Inc.(a)	16,746	378,125
Apogee Therapeutics, Inc.(a)	6,064	397,253
Arbutus Biopharma Corp.(a)	22,306	92,124
Arcellx, Inc.(a)	5,560	379,804
Arcturus Therapeutics Holdings, Inc.(a)	3,681	27,497
Arcus Biosciences, Inc.(a)	12,641	265,967
Arcutis Biotherapeutics, Inc.(a)	17,721	449,582
Ardelyx, Inc.(a)(b)	36,350	279,531
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ArriVent Biopharma, Inc.(a)(b)	4,667	$ 104,961
Arrowhead Pharmaceuticals, Inc.(a)	20,738	1,437,766
ARS Pharmaceuticals, Inc.(a)(b)	8,342	83,337
aTyr Pharma, Inc.(a)	13,663	12,062
Aura Biosciences, Inc.(a)	6,875	38,500
Aurinia Pharmaceuticals, Inc.(a)	17,813	258,823
Avidity Biosciences, Inc.(a)	18,096	1,313,227
Avita Medical, Inc.(a)(b)	4,188	18,469
Beam Therapeutics, Inc.(a)	14,614	403,639
Benitec Biopharma, Inc.(a)	2,312	28,160
Bicara Therapeutics, Inc.(a)(b)	5,641	94,769
BioCryst Pharmaceuticals, Inc.(a)	36,160	237,933
Biohaven Ltd.(a)	15,369	181,815
Bridgebio Pharma, Inc.(a)(b)	24,883	1,922,709
Bright Minds Biosciences, Inc.(a)(b)	732	56,913
Candel Therapeutics, Inc.(a)(b)	6,583	38,445
Capricor Therapeutics, Inc.(a)	5,410	118,425
Cardiff Oncology, Inc.(a)(b)	7,264	12,712
CareDx, Inc.(a)	8,164	167,770
Caris Life Sciences, Inc.(a)	3,497	80,991
Cartesian Therapeutics, Inc.(a)(b)	1,749	11,946
Catalyst Pharmaceuticals, Inc.(a)	17,268	419,612
Celcuity, Inc.(a)(b)	5,041	551,586
Celldex Therapeutics, Inc.(a)(b)	9,923	244,106
CG oncology, Inc.(a)	8,369	435,606
Cogent Biosciences, Inc.(a)	21,789	782,443
Coherus Oncology, Inc.(a)(b)	22,239	48,036
Compass Therapeutics, Inc.(a)(b)	20,730	132,672
Corvus Pharmaceuticals, Inc.(a)	8,512	176,198
CRISPR Therapeutics AG(a)(b)	13,713	685,101
Cullinan Therapeutics, Inc.(a)(b)	7,949	95,070
Cytokinetics, Inc.(a)(b)	18,360	1,160,168
Day One Biopharmaceuticals, Inc.(a)(b)	10,222	114,078
Denali Therapeutics, Inc.(a)	20,516	446,018
Design Therapeutics, Inc.(a)	3,449	35,214
DiaMedica Therapeutics, Inc.(a)(b)	3,522	28,317
Dianthus Therapeutics, Inc.(a)	3,878	207,046
Disc Medicine, Inc.(a)	3,739	289,099
Dynavax Technologies Corp.(a)	15,926	246,614
Dyne Therapeutics, Inc.(a)	19,519	349,195
Editas Medicine, Inc.(a)(b)	12,174	24,226
Eledon Pharmaceuticals, Inc.(a)(b)	10,548	23,206
Emergent BioSolutions, Inc.(a)	8,380	95,029
Enanta Pharmaceuticals, Inc.(a)	3,569	46,040
Entrada Therapeutics, Inc.(a)	4,226	48,345
Erasca, Inc.(a)	25,319	266,103
Exact Sciences Corp.(a)	29,510	3,020,053
Exelixis, Inc.(a)	41,169	1,702,750
Fate Therapeutics, Inc.(a)(b)	12,442	14,806
Fennec Pharmaceuticals, Inc.(a)	2,977	22,595
Foghorn Therapeutics, Inc.(a)	4,633	26,454
Geron Corp.(a)(b)	89,946	123,226
Gossamer Bio, Inc.(a)	29,510	67,283
GRAIL, Inc.(a)	5,522	540,162
Greenwich Lifesciences, Inc.(a)(b)	1,301	39,121
Gyre Therapeutics, Inc.(a)(b)	1,694	13,704
Halozyme Therapeutics, Inc.(a)	18,154	1,301,823
Heron Therapeutics, Inc.(a)(b)	20,897	27,584
Humacyte, Inc.(a)(b)	18,654	18,611
Ideaya Biosciences, Inc.(a)(b)	12,557	404,210
ImmunityBio, Inc.(a)(b)	51,387	321,169
Immunome, Inc.(a)	12,887	317,278
Immunovant, Inc.(a)	11,524	299,624
Security	Shares	Value
Biotechnology (continued)
Inhibikase Therapeutics, Inc.(a)(b)	6,891	$ 10,337
Inhibrx Biosciences, Inc.(a)(b)	1,426	108,761
Inmune Bio, Inc.(a)(b)	2,296	3,651
Insmed, Inc.(a)	33,039	5,182,828
Intellia Therapeutics, Inc.(a)(b)	15,631	205,548
Ionis Pharmaceuticals, Inc.(a)(b)	24,973	2,064,518
Iovance Biotherapeutics, Inc.(a)(b)	38,501	98,178
Ironwood Pharmaceuticals, Inc., Class A(a)	28,832	140,988
Jade Biosciences, Inc.(b)	7,147	111,565
Janux Therapeutics, Inc.(a)	6,093	83,535
KalVista Pharmaceuticals, Inc.(a)(b)	6,156	96,095
Keros Therapeutics, Inc.(a)	5,078	90,947
Kodiak Sciences, Inc.(a)	5,314	121,000
Korro Bio, Inc.(a)(b)	1,629	21,715
Krystal Biotech, Inc.(a)	3,886	1,085,127
Kura Oncology, Inc.(a)	11,320	91,918
Kymera Therapeutics, Inc.(a)	8,905	647,304
Larimar Therapeutics, Inc.(a)	5,058	17,905
Lexeo Therapeutics, Inc.(a)	10,284	76,204
Madrigal Pharmaceuticals, Inc.(a)	2,933	1,435,146
MannKind Corp.(a)	45,219	261,366
MapLight Therapeutics, Inc.(a)	2,663	47,108
MeiraGTx Holdings PLC(a)(b)	6,408	48,765
MiMedx Group, Inc.(a)	18,447	94,264
Mineralys Therapeutics, Inc.(a)	7,332	226,485
Mirum Pharmaceuticals, Inc.(a)(b)	6,585	679,704
Monopar Therapeutics, Inc.(a)(b)	593	35,805
Monte Rosa Therapeutics, Inc.(a)	8,087	165,945
Myriad Genetics, Inc.(a)	14,428	81,085
Neurocrine Biosciences, Inc.(a)	15,263	2,076,684
Neurogene, Inc.(a)	1,645	29,051
Nkarta, Inc.(a)	5,860	13,009
Novavax, Inc.(a)(b)	22,582	199,738
Nurix Therapeutics, Inc.(a)	15,817	261,297
Nuvalent, Inc., Class A(a)(b)	7,867	809,436
Nuvectis Pharma, Inc.(a)(b)	2,341	18,986
Olema Pharmaceuticals, Inc.(a)	9,593	246,732
Organogenesis Holdings, Inc.(a)	10,612	42,448
ORIC Pharmaceuticals, Inc.(a)	9,332	95,746
Oruka Therapeutics, Inc.(a)	6,053	207,194
Palvella Therapeutics, Inc.(a)	1,056	80,985
Perspective Therapeutics, Inc.(a)	7,773	29,460
Praxis Precision Medicines, Inc.(a)	3,846	1,207,644
Precigen, Inc.(a)(b)	30,374	136,379
Prime Medicine, Inc.(a)(b)	17,439	66,443
Protagonist Therapeutics, Inc.(a)(b)	9,118	745,852
Protalix BioTherapeutics, Inc.(a)(b)	12,426	29,077
Protara Therapeutics, Inc.(a)(b)	4,023	28,483
Prothena Corp. PLC(a)	5,972	52,613
PTC Therapeutics, Inc.(a)	12,183	920,182
Puma Biotechnology, Inc.(a)(b)	4,977	32,251
Recursion Pharmaceuticals, Inc., Class A(a)(b)	58,982	247,135
REGENXBIO, Inc.(a)(b)	7,263	81,055
Relay Therapeutics, Inc.(a)	23,559	180,462
Replimune Group, Inc.(a)	10,286	72,311
Revolution Medicines, Inc.(a)	27,317	2,648,383
Rezolute, Inc.(a)(b)	13,505	45,107
Rhythm Pharmaceuticals, Inc.(a)	8,231	843,842
Rigel Pharmaceuticals, Inc.(a)	2,629	91,647
Rocket Pharmaceuticals, Inc.(a)	12,490	43,465
Roivant Sciences Ltd.(a)	62,309	1,347,121
Sana Biotechnology, Inc.(a)(b)	26,839	118,897
Sarepta Therapeutics, Inc.(a)	14,083	286,448

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Savara, Inc.(a)	20,260	$ 109,404
Scholar Rock Holding Corp.(a)	13,172	584,046
SELLAS Life Sciences Group, Inc.(a)(b)	16,387	61,779
Sionna Therapeutics, Inc.(a)	2,687	113,553
Soleno Therapeutics, Inc.(a)(b)	7,399	285,305
Solid Biosciences, Inc.(a)	10,233	66,105
Spyre Therapeutics, Inc.(a)(b)	10,865	347,463
Stoke Therapeutics, Inc.(a)(b)	7,162	217,295
Summit Therapeutics, Inc.(a)(b)	19,121	276,872
Syndax Pharmaceuticals, Inc.(a)	12,688	257,693
Tango Therapeutics, Inc.(a)(b)	17,105	198,589
Taysha Gene Therapies, Inc.(a)(b)	35,003	157,864
Tectonic Therapeutic, Inc.(a)(b)	1,775	35,482
TG Therapeutics, Inc.(a)	22,217	653,846
Tonix Pharmaceuticals Holding Corp.(a)(b)	1,194	20,585
Travere Therapeutics, Inc.(a)	12,797	397,859
TriSalus Life Sciences, Inc.(a)(b)	4,408	21,908
TuHURA Biosciences, Inc.(a)(b)	3,716	1,988
Twist Bioscience Corp.(a)(b)	9,180	377,023
Tyra Biosciences, Inc.(a)	3,517	108,394
Ultragenyx Pharmaceutical, Inc.(a)	14,871	357,945
United Therapeutics Corp.(a)	6,690	3,140,888
Upstream Bio, Inc.(a)	5,366	166,775
UroGen Pharma Ltd.(a)	5,463	107,129
Vanda Pharmaceuticals, Inc.(a)	9,557	72,060
Vaxcyte, Inc.(a)	17,996	964,046
Vera Therapeutics, Inc., Class A(a)	8,741	378,136
Veracyte, Inc.(a)	12,004	457,112
Verastem, Inc.(a)	6,853	41,803
Vericel Corp.(a)	7,556	271,865
Viking Therapeutics, Inc.(a)(b)	17,693	513,805
Vir Biotechnology, Inc.(a)	14,121	105,060
Viridian Therapeutics, Inc.(a)	12,595	415,635
Voyager Therapeutics, Inc.(a)	6,114	23,845
Xencor, Inc.(a)	10,315	124,708
Xenon Pharmaceuticals, Inc.(a)	11,680	478,997
XOMA Royalty Corp.(a)(b)	1,120	28,739
Zenas Biopharma, Inc.(a)(b)	2,606	47,872
Zymeworks, Inc.(a)(b)	7,470	168,299
		66,567,662
Broadline Retail — 0.3%
Dillard’s, Inc., Class A(b)	470	285,553
Etsy, Inc.(a)	15,489	820,297
Groupon, Inc.(a)(b)	3,702	52,383
Kohl’s Corp.	15,879	277,406
Macy’s, Inc.	42,136	843,563
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,592	1,058,094
Savers Value Village, Inc.(a)(b)	6,313	65,403
		3,402,699
Building Products — 1.7%
A.O. Smith Corp.	17,787	1,307,167
AAON, Inc.	10,646	969,425
Advanced Drainage Systems, Inc.	11,268	1,713,187
Allegion PLC	13,385	2,213,745
American Woodmark Corp.(a)	2,309	137,131
Apogee Enterprises, Inc.	3,339	123,977
Armstrong World Industries, Inc.	6,721	1,234,916
AZZ, Inc.	4,403	547,249
CSW Industrials, Inc.(b)	2,553	689,259
Fortune Brands Innovations, Inc.	19,526	1,056,357
Gibraltar Industries, Inc.(a)	4,506	230,977
Security	Shares	Value
Building Products (continued)
Griffon Corp.	6,212	$ 505,967
Hayward Holdings, Inc.(a)	32,150	518,901
Insteel Industries, Inc.	2,821	93,488
Janus International Group, Inc.(a)	21,117	144,863
JELD-WEN Holding, Inc.(a)	12,764	34,718
Masterbrand, Inc.(a)(b)	19,399	235,116
Modine Manufacturing Co.(a)	8,160	1,506,826
Owens Corning	13,279	1,591,355
Quanex Building Products Corp.	7,094	132,800
Resideo Technologies, Inc.(a)	20,388	698,493
Simpson Manufacturing Co., Inc.	6,599	1,166,571
Tecnoglass, Inc.	4,359	213,199
Trex Co., Inc.(a)	16,707	692,004
UFP Industries, Inc.	9,151	945,115
Zurn Elkay Water Solutions Corp.	23,600	1,088,196
		19,791,002
Capital Markets — 2.9%
Acadian Asset Management, Inc.	4,657	258,091
Affiliated Managers Group, Inc.	4,379	1,371,021
AlTi Global, Inc., Class A(a)(b)	7,870	36,910
Artisan Partners Asset Management, Inc., Class A	11,121	495,107
Bakkt, Inc., Class A(a)(b)	2,479	33,194
BGC Group, Inc., Class A	59,361	540,779
Bullish(a)(b)	5,518	166,644
Carlyle Group, Inc.	42,067	2,472,698
Cohen & Steers, Inc.	4,595	295,275
Diamond Hill Investment Group, Inc., Class A	590	101,096
DigitalBridge Group, Inc., Class A	28,986	446,095
Donnelley Financial Solutions, Inc.(a)	4,096	211,968
Evercore, Inc., Class A	5,813	2,053,558
FactSet Research Systems, Inc.	5,918	1,505,302
Forge Global Holdings, Inc.(a)	1,990	88,953
Franklin Resources, Inc.	50,023	1,331,612
Freedom Holding Corp.(a)(b)	2,779	343,762
GCM Grosvenor, Inc., Class A	7,820	88,522
Hamilton Lane, Inc., Class A	6,376	900,546
Houlihan Lokey, Inc., Class A	8,683	1,461,523
Innventure, Inc.(a)(b)	6,688	22,004
Invesco Ltd.	58,025	1,583,502
Janus Henderson Group PLC	20,605	991,719
Jefferies Financial Group, Inc.	24,430	1,494,627
Lazard, Inc.	15,265	820,036
Marex Group PLC	8,813	347,937
MarketAxess Holdings, Inc.	5,603	948,196
MarketWise, Inc., Class A	640	10,592
Miami International Holdings, Inc.(a)	4,101	171,135
Moelis & Co., Class A	5,617	402,570
Morningstar, Inc.	3,596	726,716
Open Lending Corp.(a)	15,919	28,495
P10, Inc., Class A	7,871	84,849
Patria Investments Ltd., Class A	10,041	146,699
Perella Weinberg Partners	9,636	214,979
Piper Sandler Cos.	2,833	981,210
PJT Partners, Inc., Class A	3,853	666,685
SEI Investments Co.	16,612	1,459,364
Siebert Financial Corp.(a)	2,509	7,452
Silvercrest Asset Management Group, Inc., Class A	2,576	37,970
StepStone Group, Inc., Class A	11,290	798,090
Stifel Financial Corp.	16,341	2,014,845
StoneX Group, Inc.(a)	7,765	871,699
Strive, Inc., Class A(a)	48,267	39,632
TPG, Inc., Class A	21,237	1,251,072
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Value Line, Inc.	72	$ 2,699
Victory Capital Holdings, Inc., Class A	7,278	513,317
Virtu Financial, Inc., Class A	12,567	521,656
Virtus Investment Partners, Inc.	1,308	213,531
Webull Corp.(a)	42,899	301,580
Westwood Holdings Group, Inc.	1,819	33,306
WisdomTree, Inc.	19,268	312,142
XP, Inc., Class A	62,382	1,217,073
		33,440,035
Chemicals — 1.8%
AdvanSix, Inc.	4,085	64,706
Albemarle Corp.	18,584	3,170,988
American Vanguard Corp.(a)	4,706	23,906
Arq, Inc.(a)	4,881	17,376
Ashland, Inc.	7,118	435,337
ASP Isotopes, Inc.(a)(b)	12,845	81,437
Aspen Aerogels, Inc.(a)	9,731	32,793
Avient Corp.	15,597	563,832
Axalta Coating Systems Ltd.(a)	33,456	1,123,453
Balchem Corp.	5,086	865,485
Cabot Corp.	8,938	645,234
Celanese Corp., Class A	17,730	787,921
Chemours Co.	22,896	343,211
Core Molding Technologies, Inc.(a)	2,425	47,336
Eastman Chemical Co.	18,207	1,262,109
Ecovyst, Inc.(a)	16,648	176,635
Element Solutions, Inc.	35,682	1,038,346
Flotek Industries, Inc.(a)	2,355	40,906
FMC Corp.	19,191	303,218
Hawkins, Inc.	2,957	385,149
HB Fuller Co.	8,347	501,655
Huntsman Corp.	25,432	275,174
Ingevity Corp.(a)	5,567	366,253
Innospec, Inc.	3,557	290,678
Intrepid Potash, Inc.(a)(b)	1,632	53,595
Koppers Holdings, Inc.	3,134	92,328
Kronos Worldwide, Inc.	3,945	20,711
LSB Industries, Inc.(a)	8,794	81,696
Mativ Holdings, Inc.	8,107	97,689
Minerals Technologies, Inc.	4,756	312,755
Mosaic Co.	49,611	1,364,303
NewMarket Corp.	869	582,917
Olin Corp.	19,315	401,945
Orion SA	8,810	54,446
Perimeter Solutions, Inc.(a)	21,267	556,132
PureCycle Technologies, Inc.(a)(b)	20,078	191,946
Quaker Chemical Corp.	2,320	356,677
Rayonier Advanced Materials, Inc.(a)(b)	9,905	76,863
RPM International, Inc.	20,141	2,154,281
Scotts Miracle-Gro Co.	6,783	435,604
Sensient Technologies Corp.	6,653	628,842
Solesence, Inc.(a)	2,587	3,492
Stepan Co.	3,026	174,328
Trinseo PLC	5,586	2,514
Tronox Holdings PLC	18,292	110,850
Valhi, Inc.	773	10,969
		20,608,021
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	10,012	460,953
ACCO Brands Corp.	11,796	46,122
ACV Auctions, Inc., Class A(a)	25,361	198,069
BrightView Holdings, Inc.(a)	9,980	133,333
Security	Shares	Value
Commercial Services & Supplies (continued)
Brink’s Co.	6,537	$ 830,461
Casella Waste Systems, Inc., Class A(a)(b)	9,723	980,856
Cimpress PLC(a)	2,829	223,746
Clean Harbors, Inc.(a)	8,069	2,097,214
CompX International, Inc., Class A	59	1,375
CoreCivic, Inc.(a)	16,061	297,610
Deluxe Corp.	7,116	187,862
Ennis, Inc.	3,613	70,417
Enviri Corp.(a)	12,023	227,475
GEO Group, Inc.(a)	20,642	329,859
Healthcare Services Group, Inc.(a)	11,309	212,835
HNI Corp.	9,811	468,868
Interface, Inc., Class A	8,942	281,405
Liquidity Services, Inc.(a)	3,621	115,872
MillerKnoll, Inc.	10,718	215,217
Montrose Environmental Group, Inc.(a)	4,905	109,283
MSA Safety, Inc.	5,810	1,029,242
NL Industries, Inc.	1,499	9,114
OPENLANE, Inc.(a)	16,365	491,605
Perma-Fix Environmental Services, Inc.(a)(b)	2,512	38,358
Pitney Bowes, Inc.	7,542	78,663
Quad/Graphics, Inc., Class A	5,703	34,902
Tetra Tech, Inc.	41,766	1,572,908
UniFirst Corp.	2,307	496,005
Vestis Corp.	17,647	115,235
Virco Mfg. Corp.	1,166	8,150
		11,363,014
Communications Equipment(a) — 1.5%
ADTRAN Holdings, Inc.	12,027	110,889
Applied Optoelectronics, Inc.(b)	9,615	419,310
Aviat Networks, Inc.	1,545	33,697
BK Technologies Corp.	311	23,723
Calix, Inc.	9,708	433,657
Ciena Corp.	22,273	5,608,564
Clearfield, Inc.	1,869	55,640
Digi International, Inc.	5,473	235,722
Extreme Networks, Inc.	21,457	312,843
F5, Inc.(b)	9,138	2,518,524
Harmonic, Inc.	16,762	162,927
Inseego Corp.(b)	1,724	18,774
Lumentum Holdings, Inc.(b)	11,124	4,358,828
NETGEAR, Inc.(b)	4,366	91,293
NetScout Systems, Inc.	10,278	285,831
Ribbon Communications, Inc.	14,429	37,804
Viasat, Inc.	19,453	878,692
Viavi Solutions, Inc.	33,799	826,724
Vistance Networks, Inc.	34,363	618,534
		17,031,976
Construction & Engineering — 2.8%
AECOM	20,691	1,995,233
Ameresco, Inc., Class A(a)	4,984	156,199
API Group Corp.(a)	58,240	2,421,037
Arcosa, Inc.	7,658	876,611
Argan, Inc.	2,133	740,386
Bowman Consulting Group Ltd.(a)	2,091	72,829
Centuri Holdings, Inc.(a)	12,526	345,718
Comfort Systems USA, Inc.	5,483	6,262,134
Concrete Pumping Holdings, Inc.(a)	3,411	19,716
Construction Partners, Inc., Class A(a)(b)	7,350	807,618
Dycom Industries, Inc.(a)	4,378	1,595,299
EMCOR Group, Inc.	6,972	5,024,930
Everus Construction Group, Inc.(a)	8,069	714,026

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Fluor Corp.(a)	25,317	$ 1,169,392
Granite Construction, Inc.	6,956	839,867
Great Lakes Dredge & Dock Corp.(a)	10,072	150,879
IES Holdings, Inc.(a)	1,441	547,998
Legence Corp., Class A(a)	5,888	276,206
Limbach Holdings, Inc.(a)	1,576	135,504
MasTec, Inc.(a)	9,901	2,380,992
Matrix Service Co.(a)	3,991	57,151
MYR Group, Inc.(a)	2,379	594,845
NWPX Infrastructure, Inc.(a)	1,333	89,911
Orion Group Holdings, Inc.(a)	5,778	70,607
Primoris Services Corp.	8,487	1,258,198
Sterling Infrastructure, Inc.(a)	4,638	1,659,987
Tutor Perini Corp.	6,878	542,605
Valmont Industries, Inc.	3,134	1,396,385
WillScot Holdings Corp., Class A	29,095	582,773
		32,785,036
Construction Materials — 0.2%
Eagle Materials, Inc.	5,066	1,032,501
James Hardie Industries PLC(a)(b)	23,820	547,622
Knife River Corp.(a)(b)	8,956	601,575
Smith-Midland Corp.(a)	353	12,404
Titan America SA(b)	3,597	62,444
U.S. Lime & Minerals, Inc.	1,607	193,692
		2,450,238
Consumer Finance — 1.2%
Ally Financial, Inc.	44,914	1,898,964
Atlanticus Holdings Corp.(a)(b)	1,005	51,888
Bread Financial Holdings, Inc.	3,607	261,652
Consumer Portfolio Services, Inc.(a)(b)	1,657	14,300
Credit Acceptance Corp.(a)(b)	735	366,206
Dave, Inc., Class A(a)	1,637	267,961
Encore Capital Group, Inc.(a)	3,656	201,811
Enova International, Inc.(a)	3,809	629,133
Figure Technology Solutions, Inc., Class A(a)(b)	5,652	321,486
FirstCash Holdings, Inc.	6,310	1,075,855
Green Dot Corp., Class A(a)	8,647	105,320
Jefferson Capital, Inc.	3,054	65,264
LendingClub Corp.(a)	17,974	303,940
LendingTree, Inc.(a)	1,671	94,679
Medallion Financial Corp.	3,591	36,951
Navient Corp.	12,965	127,187
Nelnet, Inc., Class A	1,876	247,444
NerdWallet, Inc., Class A(a)	6,125	73,867
OneMain Holdings, Inc.	19,352	1,268,330
Oportun Financial Corp.(a)	5,406	29,301
OppFi, Inc., Class A	3,713	35,348
PRA Group, Inc.(a)	6,204	79,349
PROG Holdings, Inc.	6,186	200,674
Regional Management Corp.	1,483	54,945
SLM Corp.	32,657	886,638
SoFi Technologies, Inc.(a)	191,914	4,377,558
Upstart Holdings, Inc.(a)(b)	13,273	520,965
World Acceptance Corp.(a)	390	47,288
		13,644,304
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	63,951	1,064,784
Andersons, Inc.	5,149	319,187
BJ’s Wholesale Club Holdings, Inc.(a)	20,647	1,908,609
Casey’s General Stores, Inc.	5,811	3,524,371
Chefs’ Warehouse, Inc.(a)	5,434	341,799
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Grocery Outlet Holding Corp.(a)(b)	14,582	$ 138,966
HF Foods Group, Inc.(a)	4,561	8,712
Ingles Markets, Inc., Class A	2,056	153,912
Maplebear, Inc.(a)	27,120	1,007,779
Natural Grocers by Vitamin Cottage, Inc.	1,981	54,121
Performance Food Group Co.(a)	24,073	2,297,768
PriceSmart, Inc.	4,078	579,932
Sprouts Farmers Market, Inc.(a)(b)	15,195	1,077,477
U.S. Foods Holding Corp.(a)	35,413	2,961,235
United Natural Foods, Inc.(a)	9,008	335,368
Village Super Market, Inc., Class A	1,242	44,290
Weis Markets, Inc.	2,437	173,393
		15,991,703
Containers & Packaging — 1.1%
AptarGroup, Inc.	10,184	1,272,491
Ardagh Metal Packaging SA	22,303	97,910
Avery Dennison Corp.	12,091	2,243,001
Crown Holdings, Inc.	18,100	1,894,708
Graphic Packaging Holding Co.	45,561	667,469
Greif, Inc., Class A	3,975	280,715
Greif, Inc., Class B	651	54,150
Myers Industries, Inc.	5,877	121,478
O-I Glass, Inc.(a)	23,037	352,005
Packaging Corp. of America	13,948	3,104,127
Ranpak Holdings Corp.(a)(b)	7,379	37,190
Sealed Air Corp.	22,594	946,237
Silgan Holdings, Inc.	14,260	615,319
Sonoco Products Co.	15,421	740,208
TriMas Corp.	5,058	175,867
		12,602,875
Distributors — 0.3%
GigaCloud Technology, Inc., Class A(a)	4,044	161,477
Gold.com, Inc.	2,892	149,950
LKQ Corp.	40,809	1,340,576
Pool Corp.	5,218	1,325,841
Weyco Group, Inc.	661	20,901
		2,998,745
Diversified Consumer Services — 1.0%
ADT, Inc.	80,636	645,088
Adtalem Global Education, Inc.(a)	5,652	585,265
American Public Education, Inc.(a)(b)	2,577	107,667
Bright Horizons Family Solutions, Inc.(a)	8,905	824,870
Carriage Services, Inc.	1,857	79,684
Coursera, Inc.(a)	21,039	127,496
Driven Brands Holdings, Inc.(a)	9,043	140,619
Duolingo, Inc., Class A(a)	6,024	807,577
European Wax Center, Inc., Class A(a)	3,470	13,637
Frontdoor, Inc.(a)	11,298	667,825
Graham Holdings Co., Class B	497	579,815
Grand Canyon Education, Inc.(a)	4,366	758,985
H&R Block, Inc.	20,039	790,539
KinderCare Learning Cos., Inc.(a)	4,770	22,276
Laureate Education, Inc., Class A(a)	19,869	681,507
Liberty Live Holdings, Inc., Class A(a)	3,162	254,351
Liberty Live Holdings, Inc., Class C(a)	7,379	609,358
Lincoln Educational Services Corp.(a)	4,346	115,864
Matthews International Corp., Class A	4,451	117,017
McGraw Hill, Inc.(a)	5,065	74,709
Mister Car Wash, Inc.(a)	14,384	79,831
Nerdy, Inc.(a)(b)	12,166	11,923
OneSpaWorld Holdings Ltd.	15,821	310,883
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Perdoceo Education Corp.	10,048	$ 321,837
Phoenix Education Partners, Inc.	963	29,381
Service Corp. International	21,623	1,739,138
Strategic Education, Inc.	3,640	309,473
Stride, Inc.(a)	6,704	567,158
Udemy, Inc.(a)	14,004	67,359
Universal Technical Institute, Inc.(a)	7,798	217,018
		11,658,150
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	11,190	232,081
Alpine Income Property Trust, Inc.	860	15,153
American Assets Trust, Inc.	8,134	146,900
Armada Hoffler Properties, Inc.	11,261	78,489
Broadstone Net Lease, Inc.	29,451	545,138
CTO Realty Growth, Inc.	4,002	71,116
Essential Properties Realty Trust, Inc.	30,621	929,654
Gladstone Commercial Corp.	6,470	75,375
Global Net Lease, Inc.	29,955	283,374
Modiv Industrial, Inc., Class C	2,033	31,146
NexPoint Diversified Real Estate Trust	4,070	19,495
		2,427,921
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	1,888	49,588
AST SpaceMobile, Inc., Class A(a)(b)	34,778	3,867,661
ATN International, Inc.	1,101	26,633
Bandwidth, Inc., Class A(a)	4,060	56,718
Cogent Communications Holdings, Inc.	8,271	200,985
GCI Liberty, Inc., Class A(a)	663	24,843
GCI Liberty, Inc., Class C(a)	4,839	178,995
Globalstar, Inc.(a)(b)	7,990	492,344
IDT Corp., Class B	2,503	121,721
Iridium Communications, Inc.	14,445	287,744
Liberty Global Ltd., Class A(a)	28,727	318,583
Liberty Global Ltd., Class C(a)	21,161	234,464
Liberty Latin America Ltd., Class A(a)	7,788	60,123
Liberty Latin America Ltd., Class C(a)(b)	16,067	125,001
Lumen Technologies, Inc.(a)(b)	149,105	1,315,106
Shenandoah Telecommunications Co.	7,743	91,910
Uniti Group, Inc.(a)	26,636	221,612
		7,674,031
Electric Utilities — 0.8%
Genie Energy Ltd., Class B	3,246	44,697
Hawaiian Electric Industries, Inc.(a)	26,566	406,991
IDACORP, Inc.	8,498	1,128,449
MGE Energy, Inc.	5,543	442,775
OGE Energy Corp.	32,271	1,409,597
Oklo, Inc., Class A(a)	16,839	1,340,721
Otter Tail Corp.	6,210	553,684
Pinnacle West Capital Corp.	18,973	1,775,114
Portland General Electric Co.	17,919	900,430
TXNM Energy, Inc.	15,525	914,733
		8,917,191
Electrical Equipment — 2.0%
Acuity, Inc.	4,866	1,504,762
Allient, Inc.	2,251	137,334
American Superconductor Corp.(a)	6,858	205,191
Amprius Technologies, Inc.(a)	17,811	221,569
Array Technologies, Inc.(a)	23,242	263,216
Atkore, Inc.	5,311	368,849
Bloom Energy Corp., Class A(a)	34,174	5,172,918
Security	Shares	Value
Electrical Equipment (continued)
EnerSys	5,973	$ 1,076,275
Enovix Corp.(a)(b)	25,122	166,308
Eos Energy Enterprises, Inc., Class A(a)	48,311	707,273
Fluence Energy, Inc., Class A(a)	10,253	315,485
Generac Holdings, Inc.(a)	9,095	1,528,324
Hyliion Holdings Corp.(a)(b)	20,795	42,630
KULR Technology Group, Inc.(a)(b)	5,324	18,953
LSI Industries, Inc.	4,093	90,496
NANO Nuclear Energy, Inc.(a)(b)	6,249	183,689
Net Power, Inc., Class A(a)(b)	4,000	9,480
Nextpower, Inc., Class A(a)	22,803	2,670,003
NuScale Power Corp.(a)	19,297	337,312
nVent Electric PLC	25,091	2,816,716
Plug Power, Inc.(a)(b)	176,229	372,724
Powell Industries, Inc.	1,536	681,354
Power Solutions International, Inc.(a)(b)	1,500	107,490
Preformed Line Products Co.	368	92,346
Regal Rexnord Corp.	10,499	1,695,588
Sensata Technologies Holding PLC	23,664	818,538
Shoals Technologies Group, Inc., Class A(a)(b)	25,632	241,966
SKYX Platforms Corp.(a)	9,577	23,943
SunPower, Inc.(a)	7,432	12,783
Sunrun, Inc.(a)	35,027	665,513
T1 Energy, Inc.(a)	22,992	191,523
Thermon Group Holdings, Inc.(a)	4,968	224,802
Vicor Corp.(a)	3,451	544,119
		23,509,472
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc.(a)(b)	3,169	19,996
Advanced Energy Industries, Inc.	5,911	1,509,433
Aeva Technologies, Inc.(a)(b)	7,033	89,811
Arlo Technologies, Inc.(a)	14,970	189,969
Arrow Electronics, Inc.(a)	8,108	1,074,229
Avnet, Inc.	13,112	818,058
Badger Meter, Inc.	4,653	682,037
Bel Fuse, Inc., Class A	234	42,998
Bel Fuse, Inc., Class B	1,576	317,075
Belden, Inc.	6,321	742,781
Benchmark Electronics, Inc.	5,535	288,595
Climb Global Solutions, Inc.	653	77,439
Cognex Corp.	26,380	1,021,961
Coherent Corp.(a)	24,546	5,208,170
Crane NXT Co.	7,621	385,013
CTS Corp.	4,419	227,181
Daktronics, Inc.(a)	6,272	145,197
ePlus, Inc.	4,109	352,593
Evolv Technologies Holdings, Inc., Class A(a)	24,301	150,423
Fabrinet(a)	5,639	2,759,952
Flex Ltd.(a)	58,056	3,659,850
Frequency Electronics, Inc.(a)	869	45,692
Ingram Micro Holding Corp.(b)	3,988	84,227
Insight Enterprises, Inc.(a)	4,846	407,161
IPG Photonics Corp.(a)	3,879	358,458
Itron, Inc.(a)	7,164	709,809
Jabil, Inc.	16,668	3,953,483
Kimball Electronics, Inc.(a)	3,684	111,294
Knowles Corp.(a)	13,021	315,629
Littelfuse, Inc.	3,929	1,272,053
Methode Electronics, Inc.	5,604	44,776
MicroVision, Inc.(a)(b)	33,188	26,969
Mirion Technologies, Inc.(a)(b)	37,205	924,172
M-Tron Industries, Inc.(a)	329	21,464

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.	5,284	$ 194,927
Neonode, Inc.(a)	1,683	3,046
nLight, Inc.(a)	7,336	334,595
Novanta, Inc.(a)	5,733	771,318
OSI Systems, Inc.(a)	2,566	641,859
Ouster, Inc.(a)	9,205	191,740
PC Connection, Inc.	1,916	112,680
Plexus Corp.(a)	4,275	852,136
Powerfleet, Inc. NJ(a)	19,363	98,945
Richardson Electronics Ltd.	1,153	13,940
Rogers Corp.(a)	2,783	270,619
Sanmina Corp.(a)	8,214	1,163,760
ScanSource, Inc.(a)	3,584	154,076
TD SYNNEX Corp.	12,215	1,938,154
TTM Technologies, Inc.(a)	15,942	1,565,504
Vishay Intertechnology, Inc.	18,473	372,231
Vishay Precision Group, Inc.(a)	1,793	89,793
Vontier Corp.	22,531	844,913
Vuzix Corp.(a)(b)	10,266	27,000
		37,679,184
Energy Equipment & Services — 1.3%
Archrock, Inc.	26,923	796,652
Atlas Energy Solutions, Inc.	11,351	132,466
Borr Drilling Ltd.(b)	43,804	205,003
Bristow Group, Inc.(a)	4,279	188,105
Cactus, Inc., Class A	10,362	582,655
Core Laboratories, Inc.	7,274	142,134
DMC Global, Inc.(a)	2,787	23,968
Energy Services of America Corp.	2,047	18,443
Expro Group Holdings NV(a)(b)	15,493	248,043
Flowco Holdings, Inc., Class A	2,596	54,256
Forum Energy Technologies, Inc.(a)	1,352	61,165
Helix Energy Solutions Group, Inc.(a)	21,945	174,243
Helmerich & Payne, Inc.	14,973	507,285
Innovex International, Inc.(a)	5,605	139,284
Kodiak Gas Services, Inc.	13,469	565,833
Liberty Energy, Inc., Class A	24,817	611,739
Mammoth Energy Services, Inc.(a)	3,130	7,324
Nabors Industries Ltd.(a)	2,066	138,091
National Energy Services Reunited Corp.(a)	8,702	171,255
Natural Gas Services Group, Inc.	1,340	46,418
Noble Corp. PLC	20,454	728,572
NOV, Inc.	61,267	1,124,249
Oceaneering International, Inc.(a)	15,152	456,075
Oil States International, Inc.(a)	9,214	78,043
Patterson-UTI Energy, Inc.	55,111	414,986
ProFrac Holding Corp., Class A(a)	1,901	9,904
ProPetro Holding Corp.(a)	12,372	142,154
Ranger Energy Services, Inc., Class A	2,196	33,862
RPC, Inc.	13,983	92,987
SEACOR Marine Holdings, Inc.(a)	2,135	14,262
Seadrill Ltd.(a)	10,073	387,609
Select Water Solutions, Inc., Class A	14,290	172,766
Solaris Energy Infrastructure, Inc., Class A	6,667	367,952
TechnipFMC PLC	63,314	3,527,856
TETRA Technologies, Inc.(a)	20,168	229,915
Tidewater, Inc.(a)	7,740	483,673
Transocean Ltd.(a)	149,535	743,189
Security	Shares	Value
Energy Equipment & Services (continued)
Valaris Ltd.(a)	9,876	$ 570,142
Weatherford International PLC	11,159	1,049,839
		15,442,397
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	66,724	92,746
Atlanta Braves Holdings, Inc., Class A(a)	1,302	57,314
Atlanta Braves Holdings, Inc., Class C(a)	6,478	258,667
Cinemark Holdings, Inc.	16,137	382,124
CuriosityStream, Inc., Class A	5,521	20,538
Eventbrite, Inc., Class A(a)	13,436	59,387
Gaia, Inc., Class A(a)	2,447	8,295
Golden Matrix Group, Inc.(a)(b)	1,150	838
IMAX Corp.(a)	6,525	227,788
Lionsgate Studios Corp.(a)	33,912	320,129
Madison Square Garden Entertainment Corp., Class A(a)	5,964	368,993
Madison Square Garden Sports Corp., Class A(a)	2,531	717,665
Marcus Corp.	3,510	52,966
Playstudios, Inc., Class A(a)	19,532	12,393
Playtika Holding Corp.	9,711	35,154
Reservoir Media, Inc.(a)	1,932	14,587
Roku, Inc., Class A(a)	20,449	1,946,745
Sphere Entertainment Co., Class A(a)	4,264	407,255
Starz Entertainment Corp.(a)(b)	1,749	17,472
Vivid Seats, Inc., Class A(a)(b)	636	4,636
		5,005,692
Financial Services — 1.7%
Acacia Research Corp.(a)	3,963	15,773
Affirm Holdings, Inc., Class A(a)	43,473	2,621,422
Alerus Financial Corp.	3,558	87,598
Banco Latinoamericano de Comercio Exterior SA, Class E	4,894	237,212
Better Home & Finance Holding Co.(a)(b)	746	22,611
Burford Capital Ltd.	31,796	308,103
Cannae Holdings, Inc.	8,599	123,912
Cantaloupe, Inc.(a)(b)	8,091	86,897
Cass Information Systems, Inc.	1,782	80,119
Compass Diversified Holdings	10,951	71,948
Enact Holdings, Inc.	5,240	208,395
Equitable Holdings, Inc.	28,899	1,340,914
Essent Group Ltd.	15,081	948,896
Euronet Worldwide, Inc.(a)	6,510	471,715
EVERTEC, Inc.	10,462	313,965
Federal Agricultural Mortgage Corp., Class C	1,526	258,352
Finance Of America Cos., Inc., Class A(a)	892	20,775
Flywire Corp.(a)	17,718	223,247
HA Sustainable Infrastructure Capital, Inc.	19,063	655,958
International Money Express, Inc.(a)	4,111	63,556
Jack Henry & Associates, Inc.	11,493	2,059,661
Jackson Financial, Inc., Class A	6,748	802,472
loanDepot, Inc., Class A(a)(b)	14,986	32,669
Marqeta, Inc., Class A(a)(b)	58,271	240,659
Merchants Bancorp	4,065	168,535
MGIC Investment Corp.	35,122	945,484
NCR Atleos Corp.(a)	11,925	444,802
NewtekOne, Inc.	5,558	74,977
NMI Holdings, Inc., Class A(a)	12,284	475,636
Onity Group, Inc.(a)	962	43,502
Pagseguro Digital Ltd., Class A	27,593	310,421
Payoneer Global, Inc.(a)(b)	42,860	273,875
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Paysafe Ltd.(a)(b)	5,129	$ 35,185
Paysign, Inc.(a)	5,335	22,247
PennyMac Financial Services, Inc., Class A	4,540	453,637
Priority Technology Holdings, Inc.(a)	4,372	25,838
Radian Group, Inc.	21,997	723,701
Remitly Global, Inc.(a)	27,436	362,704
Repay Holdings Corp., Class A(a)(b)	11,807	41,206
Security National Financial Corp., Class A(a)(b)	2,058	18,152
Sezzle, Inc.(a)	2,625	166,005
Shift4 Payments, Inc., Class A(a)(b)	10,673	630,134
StoneCo Ltd., Class A(a)	39,219	632,995
SWK Holdings Corp.	726	12,705
UWM Holdings Corp., Class A	26,367	129,462
Velocity Financial, Inc.(a)	1,121	22,745
Voya Financial, Inc.	15,510	1,188,997
Walker & Dunlop, Inc.	5,411	340,298
Waterstone Financial, Inc.	2,790	51,029
Western Union Co.	44,994	421,594
WEX, Inc.(a)	5,486	844,295
		20,156,990
Food Products — 0.8%
Alico, Inc.(b)	665	27,471
B&G Foods, Inc.	11,206	48,970
Beyond Meat, Inc.(a)(b)	59,823	45,657
BRC, Inc., Class A(a)(b)	30,552	25,270
Calavo Growers, Inc.	2,445	62,201
Cal-Maine Foods, Inc.	6,969	582,121
Darling Ingredients, Inc.(a)	24,895	1,136,706
Dole PLC	13,586	216,425
Flowers Foods, Inc.	31,661	361,885
Fresh Del Monte Produce, Inc.	5,111	202,702
Freshpet, Inc.(a)	7,371	513,759
Hain Celestial Group, Inc.(a)	12,777	15,460
Ingredion, Inc.	10,053	1,187,259
J & J Snack Foods Corp.	2,271	215,745
John B Sanfilippo & Son, Inc.	1,127	91,174
Lamb Weston Holdings, Inc.	21,454	985,382
Lifeway Foods, Inc.(a)(b)	950	20,928
Limoneira Co.	2,273	32,731
Mama’s Creations, Inc.(a)	5,224	78,882
Marzetti Co.	3,166	543,191
Mission Produce, Inc.(a)(b)	6,805	91,595
Pilgrim’s Pride Corp.	6,467	280,474
Post Holdings, Inc.(a)	7,521	769,474
Seaboard Corp.	41	208,373
Seneca Foods Corp., Class A(a)	662	78,996
Simply Good Foods Co.(a)	13,980	262,405
Smithfield Foods, Inc.	7,169	171,339
SunOpta, Inc.(a)	14,147	64,793
Tootsie Roll Industries, Inc.	2,503	94,814
TreeHouse Foods, Inc.(a)	7,629	187,979
Utz Brands, Inc., Class A	10,819	114,032
Vital Farms, Inc.(a)(b)	5,102	145,152
Westrock Coffee Co.(a)(b)	5,837	28,193
		8,891,538
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	19,095	913,696
Chesapeake Utilities Corp.	3,384	435,453
MDU Resources Group, Inc.	33,667	690,510
National Fuel Gas Co.	14,150	1,185,062
New Jersey Resources Corp.	16,012	792,274
Northwest Natural Holding Co.	5,855	272,609
Security	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.	9,438	$ 750,887
RGC Resources, Inc.	698	15,154
Southwest Gas Holdings, Inc.	10,232	847,414
Spire, Inc.	9,156	773,590
UGI Corp.	34,143	1,369,476
		8,046,125
Ground Transportation — 1.0%
ArcBest Corp.	3,523	317,845
Avis Budget Group, Inc.(a)(b)	2,769	318,407
Covenant Logistics Group, Inc., Class A	2,300	56,580
FTAI Infrastructure, Inc.	15,759	91,717
Heartland Express, Inc.	5,677	57,281
Hertz Global Holdings, Inc.(a)(b)	18,416	90,238
Knight-Swift Transportation Holdings, Inc.	24,787	1,365,764
Landstar System, Inc.	5,376	802,959
Lyft, Inc., Class A(a)	61,018	1,029,374
Marten Transport Ltd.	8,099	99,618
PAMT Corp.(a)	732	7,942
Proficient Auto Logistics, Inc.(a)	3,003	30,270
RXO, Inc.(a)(b)	24,454	356,539
Ryder System, Inc.	6,242	1,193,970
Saia, Inc.(a)	4,179	1,399,422
Schneider National, Inc., Class B	7,977	214,103
U-Haul Holding Co.(a)(b)	1,113	62,940
U-Haul Holding Co., Series N	15,662	803,617
Universal Logistics Holdings, Inc.	1,167	18,684
Werner Enterprises, Inc.	9,772	334,691
XPO, Inc.(a)	18,150	2,688,197
		11,340,158
Health Care Equipment & Supplies — 1.6%
Accuray, Inc.(a)	14,288	11,535
Acme United Corp.	726	30,340
Alphatec Holdings, Inc.(a)	17,734	262,995
AngioDynamics, Inc.(a)	6,128	63,486
Anteris Technologies Global Corp.(a)	3,483	20,793
Artivion, Inc.(a)	6,628	270,224
AtriCure, Inc.(a)	7,308	269,884
Avanos Medical, Inc.(a)	6,271	83,530
Axogen, Inc.(a)	6,625	230,881
Beta Bionics, Inc.(a)	5,965	82,496
Bioventus, Inc., Class A(a)	7,264	57,604
Butterfly Network, Inc., Class A(a)(b)	29,550	117,018
Carlsmed, Inc.(a)	578	7,179
Ceribell, Inc.(a)	3,799	78,297
Cerus Corp.(a)(b)	29,178	67,985
ClearPoint Neuro, Inc.(a)(b)	4,160	53,789
CONMED Corp.	4,773	183,235
CVRx, Inc.(a)(b)	2,551	17,474
Delcath Systems, Inc.(a)	4,778	47,350
Dentsply Sirona, Inc.	31,016	386,770
Electromed, Inc.(a)	816	24,374
Embecta Corp.	9,025	95,755
Enovis Corp.(a)	8,608	189,720
Envista Holdings Corp.(a)	25,928	608,530
Glaukos Corp.(a)	8,832	1,054,364
Globus Medical, Inc., Class A(a)	17,687	1,603,857
Haemonetics Corp.(a)	7,520	501,283
ICU Medical, Inc.(a)	3,861	578,764
Inogen, Inc.(a)	3,522	20,780
Inspire Medical Systems, Inc.(a)	4,418	334,796
Integer Holdings Corp.(a)	5,467	474,864
Integra LifeSciences Holdings Corp.(a)	10,351	115,310

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
iRadimed Corp.	1,223	$ 119,707
iRhythm Technologies, Inc.(a)(b)	5,015	774,868
Kestra Medical Technologies Ltd.(a)(b)	3,291	81,189
KORU Medical Systems, Inc.(a)	8,148	43,918
Lantheus Holdings, Inc.(a)	10,777	721,197
LeMaitre Vascular, Inc.	3,033	257,714
LENSAR, Inc.(a)(b)	1,588	20,215
LivaNova PLC(a)	8,782	577,065
Lucid Diagnostics, Inc.(a)	9,222	10,974
Masimo Corp.(a)	7,162	983,557
Merit Medical Systems, Inc.(a)	9,184	744,731
Myomo, Inc.(a)(b)	5,030	4,221
Neogen Corp.(a)	32,610	333,274
Neuronetics, Inc.(a)(b)	5,610	11,725
NeuroPace, Inc.(a)	3,631	54,937
Novocure Ltd.(a)	15,675	194,370
Omnicell, Inc.(a)	7,016	340,276
OraSure Technologies, Inc.(a)	10,337	28,840
Orthofix Medical, Inc.(a)	6,664	88,165
OrthoPediatrics Corp.(a)(b)	2,598	45,361
Outset Medical, Inc.(a)	2,707	13,562
Penumbra, Inc.(a)	5,912	2,117,501
PROCEPT BioRobotics Corp.(a)	8,646	250,388
Pro-Dex, Inc.(a)(b)	307	12,044
Pulmonx Corp.(a)	5,546	9,095
Pulse Biosciences, Inc.(a)(b)	2,866	39,637
QuidelOrtho Corp.(a)	10,099	274,390
RxSight, Inc.(a)	5,857	50,897
Sanara Medtech, Inc.(a)	615	13,530
SANUWAVE Health, Inc.(a)(b)	1,123	30,276
Shoulder Innovations, Inc.(a)	2,136	30,246
SI-BONE, Inc.(a)	5,647	93,627
Sight Sciences, Inc.(a)	9,004	56,545
STAAR Surgical Co.(a)	8,506	161,189
Stereotaxis, Inc.(a)	9,381	20,544
Tactile Systems Technology, Inc.(a)	3,228	93,160
Tandem Diabetes Care, Inc.(a)	10,129	201,466
Teleflex, Inc.	7,163	747,602
TransMedics Group, Inc.(a)(b)	5,339	715,293
Treace Medical Concepts, Inc.(a)(b)	6,856	15,906
UFP Technologies, Inc.(a)	1,146	287,806
Utah Medical Products, Inc.	250	15,265
Varex Imaging Corp.(a)	6,004	83,696
		18,715,231
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)	14,137	190,001
AdaptHealth Corp.(a)	17,836	179,252
Addus HomeCare Corp.(a)	2,733	282,811
agilon health, Inc.(a)(b)	47,126	39,218
AirSculpt Technologies, Inc.(a)	6,850	20,345
Alignment Healthcare, Inc.(a)	27,070	609,887
AMN Healthcare Services, Inc.(a)	5,756	122,603
Ardent Health, Inc.(a)(b)	3,906	31,912
Astrana Health, Inc.(a)(b)	6,214	141,306
Aveanna Healthcare Holdings, Inc.(a)	11,441	96,104
BrightSpring Health Services, Inc.(a)	17,716	695,707
Brookdale Senior Living, Inc.(a)	35,359	530,385
Castle Biosciences, Inc.(a)	4,154	163,626
Chemed Corp.	2,160	922,622
Clover Health Investments Corp., Class A(a)(b)	62,118	139,144
Community Health Systems, Inc.(a)	20,266	65,054
Security	Shares	Value
Health Care Providers & Services (continued)
Concentra Group Holdings Parent, Inc.	17,771	$ 394,161
CorVel Corp.(a)	4,264	296,902
Cross Country Healthcare, Inc.(a)	4,745	44,223
DaVita, Inc.(a)	5,696	622,801
DocGo, Inc.(a)	11,752	9,009
Encompass Health Corp.	15,864	1,499,624
Enhabit, Inc.(a)(b)	7,209	76,632
Ensign Group, Inc.	8,698	1,493,099
Fulgent Genetics, Inc.(a)	3,240	84,888
GeneDx Holdings Corp., Class A(a)	2,874	276,651
Guardant Health, Inc.(a)	19,006	2,167,444
Guardian Pharmacy Services, Inc., Class A(a)	3,231	97,576
HealthEquity, Inc.(a)	13,285	1,138,126
Henry Schein, Inc.(a)	16,795	1,267,687
Hims & Hers Health, Inc., Class A(a)(b)	32,009	867,124
Innovage Holding Corp.(a)	2,921	16,212
Joint Corp.(a)(b)	1,976	19,325
LifeStance Health Group, Inc.(a)	26,639	188,338
Nano-X Imaging Ltd.(a)(b)	8,828	24,100
National HealthCare Corp.	1,889	270,335
National Research Corp., Class A	2,065	42,002
NeoGenomics, Inc.(a)	19,556	235,845
Nutex Health, Inc.(a)(b)	546	81,239
Omada Health, Inc.(a)	1,710	25,564
Oncology Institute, Inc.(a)(b)	9,632	26,103
OPKO Health, Inc.(a)(b)	75,633	95,298
Option Care Health, Inc.(a)	25,126	854,284
Owens & Minor, Inc.(a)	12,293	27,168
PACS Group, Inc.(a)	6,751	227,914
Pediatrix Medical Group, Inc.(a)	13,162	281,404
Pennant Group, Inc.(a)	4,838	133,626
Privia Health Group, Inc.(a)	17,094	396,923
Progyny, Inc.(a)	12,204	291,309
RadNet, Inc.(a)	10,793	756,589
Select Medical Holdings Corp.	19,346	291,157
Sonida Senior Living, Inc.(a)	961	30,608
Strata Critical Medical, Inc.(a)(b)	10,430	50,898
Surgery Partners, Inc.(a)(b)	11,769	174,887
Talkspace, Inc.(a)(b)	19,042	76,930
Tenet Healthcare Corp.(a)	13,838	2,619,257
U.S. Physical Therapy, Inc.	2,176	182,501
Universal Health Services, Inc., Class B	8,480	1,706,685
Viemed Healthcare, Inc.(a)	4,178	32,045
		23,724,470
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	26,483	1,242,318
CareTrust REIT, Inc.	34,398	1,284,421
Community Healthcare Trust, Inc.	4,203	72,628
Diversified Healthcare Trust	33,329	193,641
Global Medical REIT, Inc.	1,796	62,034
Healthcare Realty Trust, Inc.	52,857	887,469
LTC Properties, Inc.	7,539	274,947
Medical Properties Trust, Inc.	78,332	393,227
National Health Investors, Inc.	7,437	610,726
Omega Healthcare Investors, Inc.	46,372	2,034,803
Sabra Health Care REIT, Inc.	36,750	688,328
Sila Realty Trust, Inc.	8,471	206,269
Strawberry Fields REIT, Inc.	1,874	24,587
Universal Health Realty Income Trust	1,974	78,427
		8,053,825
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.2%
Certara, Inc.(a)	18,642	$ 163,863
Claritev Corp., Class A(a)	1,178	31,994
Definitive Healthcare Corp., Class A(a)	6,895	15,996
Doximity, Inc., Class A(a)	20,913	783,610
Evolent Health, Inc., Class A(a)	17,670	56,721
Health Catalyst, Inc.(a)(b)	7,553	16,239
HealthStream, Inc.	3,505	78,126
HeartFlow, Inc.(a)	3,131	93,523
LifeMD, Inc.(a)(b)	5,464	17,703
OptimizeRx Corp.(a)	2,430	26,147
Phreesia, Inc.(a)	8,666	116,384
Schrodinger, Inc.(a)(b)	8,566	119,667
Simulations Plus, Inc.(a)	2,503	42,276
Teladoc Health, Inc.(a)	26,350	143,608
TruBridge, Inc.(a)	1,614	31,231
Waystar Holding Corp.(a)	16,783	445,757
		2,182,845
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	37,603	437,699
Braemar Hotels & Resorts, Inc.	8,647	23,087
Chatham Lodging Trust	7,197	51,171
DiamondRock Hospitality Co.	32,232	295,890
Host Hotels & Resorts, Inc.	108,437	2,009,338
Park Hotels & Resorts, Inc.	33,375	364,789
Pebblebrook Hotel Trust	17,856	203,915
RLJ Lodging Trust	23,947	177,926
Ryman Hospitality Properties, Inc.	9,631	912,056
Service Properties Trust	23,687	47,137
Summit Hotel Properties, Inc.	16,388	72,435
Sunstone Hotel Investors, Inc.	29,472	258,469
Xenia Hotels & Resorts, Inc.	16,452	242,667
		5,096,579
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A(a)	7,662	86,657
Aramark	41,257	1,587,982
Bally’s Corp.(a)	1,071	16,365
Biglari Holdings, Inc., Class B(a)	92	34,503
BJ’s Restaurants, Inc.(a)	3,093	129,349
Black Rock Coffee Bar, Inc., Class A(a)	2,700	40,257
Bloomin’ Brands, Inc.	13,261	79,566
Boyd Gaming Corp.	8,546	722,479
Brightstar Lottery PLC	17,785	257,527
Brinker International, Inc.(a)	6,915	1,090,634
Caesars Entertainment, Inc.(a)	31,918	660,703
Cava Group, Inc.(a)	15,739	954,098
Cheesecake Factory, Inc.	7,092	411,052
Choice Hotels International, Inc.(b)	4,275	439,470
Churchill Downs, Inc.	10,427	1,025,600
Cracker Barrel Old Country Store, Inc.(b)	3,430	103,312
Dave & Buster’s Entertainment, Inc.(a)(b)	4,034	75,718
Dine Brands Global, Inc.	2,352	80,885
Dutch Bros, Inc., Class A(a)(b)	18,725	1,018,453
El Pollo Loco Holdings, Inc.(a)	3,705	37,532
First Watch Restaurant Group, Inc.(a)	7,848	125,489
Genius Sports Ltd.(a)	36,037	313,522
Global Business Travel Group I(a)(b)	21,707	148,693
Golden Entertainment, Inc.	3,059	82,348
Hilton Grand Vacations, Inc.(a)	10,007	451,416
Hyatt Hotels Corp., Class A	6,479	1,013,121
Inspired Entertainment, Inc.(a)(b)	4,819	43,034
Jack in the Box, Inc.	2,812	58,968
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc.(b)	13,256	$ 41,756
Kura Sushi USA, Inc., Class A(a)(b)	917	61,265
Life Time Group Holdings, Inc.(a)	23,772	693,429
Lindblad Expeditions Holdings, Inc.(a)	5,497	91,635
Marriott Vacations Worldwide Corp.	4,605	250,097
MGM Resorts International(a)(b)	32,370	1,085,690
Monarch Casino & Resort, Inc.	1,932	176,836
Nathan’s Famous, Inc.	343	34,684
Navan, Inc., Class A(a)(b)	6,148	70,579
Norwegian Cruise Line Holdings Ltd.(a)	72,284	1,587,357
Papa John’s International, Inc.	4,916	172,896
Penn Entertainment, Inc.(a)	22,362	287,128
Planet Fitness, Inc., Class A(a)	13,153	1,197,449
Portillo’s, Inc., Class A(a)	8,495	47,997
Pursuit Attractions and Hospitality, Inc.(a)	2,939	102,071
RCI Hospitality Holdings, Inc.	930	22,357
Red Rock Resorts, Inc., Class A	7,399	467,099
Rush Street Interactive, Inc., Class A(a)	13,639	241,001
Sabre Corp.(a)	55,584	72,259
Serve Robotics, Inc.(a)(b)	10,462	109,119
Shake Shack, Inc., Class A(a)	5,936	525,751
Six Flags Entertainment Corp.(a)	14,626	263,414
Super Group SGHC Ltd.	24,515	232,157
Sweetgreen, Inc., Class A(a)	15,656	96,128
Target Hospitality Corp.(a)	4,842	33,361
Texas Roadhouse, Inc.	10,458	1,880,976
Travel & Leisure Co.	10,014	696,374
United Parks & Resorts, Inc.(a)	4,267	160,653
Vail Resorts, Inc.	5,481	729,357
Wendy’s Co.	24,670	192,179
Wingstop, Inc.	4,339	1,151,701
Wyndham Hotels & Resorts, Inc.	11,545	840,360
Wynn Resorts Ltd.	12,143	1,304,765
Xponential Fitness, Inc., Class A(a)	4,171	33,118
		26,041,731
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	904	14,283
Beazer Homes USA, Inc.(a)	4,457	96,137
Cavco Industries, Inc.(a)	1,206	593,376
Century Communities, Inc.	3,986	251,038
Champion Homes, Inc.(a)	8,999	705,342
Cricut, Inc., Class A	8,033	35,908
Dream Finders Homes, Inc., Class A(a)(b)	4,603	84,649
Ethan Allen Interiors, Inc.	3,453	79,177
Flexsteel Industries, Inc.	557	22,297
Green Brick Partners, Inc.(a)	4,689	325,370
Hamilton Beach Brands Holding Co., Class A	1,059	20,216
Helen of Troy Ltd.(a)	3,504	58,026
Hovnanian Enterprises, Inc., Class A(a)	765	86,177
Installed Building Products, Inc.	3,677	1,059,491
KB Home	9,973	573,846
La-Z-Boy, Inc.	6,087	221,628
Legacy Housing Corp.(a)	1,162	24,112
Leggett & Platt, Inc.	20,500	239,235
LGI Homes, Inc.(a)	3,097	155,191
Lovesac Co.(a)(b)	2,304	30,689
M/I Homes, Inc.(a)	4,069	544,025
Meritage Homes Corp.	10,787	749,804
Mohawk Industries, Inc.(a)	8,098	958,641
Newell Brands, Inc.	64,289	273,228
SharkNinja, Inc.(a)	13,218	1,562,368
Somnigroup International, Inc.	31,852	2,798,198

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Sonos, Inc.(a)	19,562	$ 280,715
Taylor Morrison Home Corp., Class A(a)	15,106	920,711
Toll Brothers, Inc.	15,232	2,200,872
TopBuild Corp.(a)	4,441	2,078,610
Traeger, Inc.(a)	3,244	3,568
Tri Pointe Homes, Inc.(a)	13,397	446,790
Whirlpool Corp.	8,549	683,835
		18,177,553
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,661	56,192
Central Garden & Pet Co., Class A(a)	7,697	236,067
Energizer Holdings, Inc.	10,184	222,317
Oil-Dri Corp. of America	1,390	84,164
Reynolds Consumer Products, Inc.	8,443	195,624
Spectrum Brands Holdings, Inc.	4,028	256,624
WD-40 Co.	2,018	466,622
		1,517,610
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	111,708	1,636,522
Brookfield Renewable Corp.	21,727	904,712
Clearway Energy, Inc., Class A	7,038	237,673
Clearway Energy, Inc., Class C	11,779	425,811
Hallador Energy Co.(a)	4,756	87,939
Montauk Renewables, Inc.(a)(b)	11,785	20,506
Ormat Technologies, Inc.	9,582	1,197,175
Talen Energy Corp.(a)	7,182	2,501,922
		7,012,260
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	3,494	124,596
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	47,103	584,548
EastGroup Properties, Inc.	8,275	1,503,071
First Industrial Realty Trust, Inc.	20,310	1,178,590
Industrial Logistics Properties Trust	7,884	42,022
Innovative Industrial Properties, Inc.	4,854	234,545
LXP Industrial Trust	9,202	455,959
One Liberty Properties, Inc.	2,324	50,082
Rexford Industrial Realty, Inc.	36,651	1,485,465
STAG Industrial, Inc.	29,715	1,114,610
Terreno Realty Corp.	15,900	978,486
		7,627,378
Insurance — 3.1%
Abacus Global Management, Inc., Class A	10,042	74,813
Ambac Financial Group, Inc.(a)	7,651	43,381
American Coastal Insurance Corp.	4,541	50,178
American Financial Group, Inc.	10,675	1,390,632
American Integrity Insurance Group, Inc.(a)	2,072	38,726
AMERISAFE, Inc.	3,254	122,383
Aspen Insurance Holdings Ltd., Class A(a)(b)	3,118	116,395
Assurant, Inc.	8,172	1,945,998
Assured Guaranty Ltd.	7,490	635,526
Ategrity Specialty Holdings LLC(a)	1,898	33,803
Axis Capital Holdings Ltd.	13,014	1,342,785
Baldwin Insurance Group, Inc., Class A(a)	10,950	240,024
Bowhead Specialty Holdings, Inc.(a)	2,349	57,691
Brighthouse Financial, Inc.(a)(b)	9,154	586,405
Citizens, Inc., Class A(a)	11,809	65,540
CNO Financial Group, Inc.	18,167	763,922
Crawford & Co., Class A	8,959	97,205
Security	Shares	Value
Insurance (continued)
Donegal Group, Inc., Class A	3,400	$ 63,478
eHealth, Inc.(a)	4,461	12,625
Employers Holdings, Inc.	3,701	161,438
Everest Group Ltd.	6,752	2,236,803
F&G Annuities & Life, Inc.	5,827	171,838
Fidelis Insurance Holdings Ltd.	10,594	201,710
First American Financial Corp.	15,236	962,610
Genworth Financial, Inc., Class A(a)	62,057	517,555
Globe Life, Inc.	13,716	1,923,258
GoHealth, Inc., Class A(a)(b)	784	1,693
Goosehead Insurance, Inc., Class A(a)	3,674	227,200
Greenlight Capital Re Ltd., Class A(a)	5,937	82,346
Hamilton Insurance Group Ltd., Class B(a)	7,273	201,826
Hanover Insurance Group, Inc.	5,927	1,032,128
HCI Group, Inc.	1,666	264,344
Heritage Insurance Holdings, Inc.(a)	3,683	96,016
Hippo Holdings, Inc.(a)	2,786	83,023
Horace Mann Educators Corp.	6,321	283,244
Investors Title Co.	264	68,487
James River Group Holdings, Inc.(b)	12,322	82,681
Kemper Corp.	10,147	399,893
Kestrel Group Ltd.(a)(b)	2,779	32,987
Kingstone Cos., Inc.	1,891	29,216
Kingsway Financial Services, Inc.(a)	4,657	62,497
Kinsale Capital Group, Inc.(b)	3,474	1,375,287
Lemonade, Inc.(a)(b)	9,564	829,486
Lincoln National Corp.	14,766	614,413
MBIA, Inc.(a)(b)	8,173	52,307
Mercury General Corp.	4,247	371,995
NI Holdings, Inc.(a)	788	10,733
Old Republic International Corp.	37,963	1,487,011
Oscar Health, Inc., Class A(a)	30,988	444,678
Palomar Holdings, Inc.(a)	4,016	496,337
Primerica, Inc.	5,703	1,500,117
ProAssurance Corp.(a)	7,830	189,643
Reinsurance Group of America, Inc.	10,580	2,145,095
RenaissanceRe Holdings Ltd.	7,310	2,059,227
RLI Corp.	13,345	779,748
Root, Inc., Class A(a)	2,028	126,000
Ryan Specialty Holdings, Inc., Class A	17,055	823,415
Safety Insurance Group, Inc.	2,374	186,834
Selective Insurance Group, Inc.	9,802	824,152
Selectquote, Inc.(a)	27,817	39,500
SiriusPoint Ltd.(a)	8,673	177,016
Skyward Specialty Insurance Group, Inc.(a)	5,593	249,560
Slide Insurance Holdings, Inc.(a)	3,874	66,749
Stewart Information Services Corp.	4,330	291,972
Tiptree, Inc.	3,599	64,350
Trupanion, Inc.(a)	7,052	225,593
United Fire Group, Inc.	4,186	150,445
Universal Insurance Holdings, Inc.	4,243	129,199
Unum Group	28,127	2,136,808
White Mountains Insurance Group Ltd.(b)	404	826,152
		35,478,125
Interactive Media & Services — 0.4%
Angi, Inc., Class A(a)	6,868	89,147
Arena Group Holdings, Inc.(a)(b)	1,697	6,601
Bumble, Inc., Class A(a)(b)	10,464	35,054
Cargurus, Inc., Class A(a)	12,616	408,758
Cars.com, Inc.(a)	9,358	106,307
EverQuote, Inc., Class A(a)(b)	3,907	88,689
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
fuboTV, Inc., Class A(a)	52,646	$ 117,401
Getty Images Holdings, Inc.(a)(b)	18,361	24,053
Grindr, Inc.(a)	5,450	61,694
IAC, Inc.(a)	10,269	379,439
Match Group, Inc.	38,468	1,198,278
MediaAlpha, Inc., Class A(a)	5,186	53,053
Nextdoor Holdings, Inc.(a)	30,468	59,717
QuinStreet, Inc.(a)	8,327	110,666
Rumble, Inc.(a)(b)	18,104	103,012
Shutterstock, Inc.	3,961	78,626
Teads Holding Co.(a)(b)	7,340	4,941
Travelzoo(a)(b)	978	5,721
TripAdvisor, Inc.(a)(b)	17,896	237,838
Trump Media & Technology Group Corp., Class A(a)(b)	25,507	325,979
Webtoon Entertainment, Inc.(a)(b)	2,641	31,930
Yelp, Inc.(a)	9,464	259,124
Ziff Davis, Inc.(a)(b)	6,498	248,354
ZipRecruiter, Inc., Class A(a)	10,670	26,248
ZoomInfo Technologies, Inc., Class A(a)	42,796	344,508
		4,405,138
IT Services — 0.7%
Amdocs Ltd.	17,152	1,405,435
Applied Digital Corp.(a)(b)	37,379	1,266,401
ASGN, Inc.(a)	6,612	344,419
Backblaze, Inc., Class A(a)	7,790	35,445
BigBear.ai Holdings, Inc.(a)(b)	69,130	348,415
Commerce.com, Inc., Series 1(a)	11,610	36,223
Crexendo, Inc.(a)	1,785	12,495
CSP, Inc.	907	10,358
DigitalOcean Holdings, Inc.(a)	10,874	600,789
DXC Technology Co.(a)	28,840	416,161
EPAM Systems, Inc.(a)	8,582	1,790,205
Fastly, Inc., Class A(a)	20,372	188,441
Globant SA(a)(b)	6,705	448,430
Grid Dynamics Holdings, Inc., Class A(a)	9,652	79,822
Hackett Group, Inc.	3,558	64,934
Information Services Group, Inc.	5,510	30,691
Kyndryl Holdings, Inc.(a)	36,621	842,283
Rackspace Technology, Inc.(a)(b)	11,549	7,063
TSS, Inc.(a)(b)	2,812	28,682
Tucows, Inc., Class A(a)	808	17,954
Unisys Corp.(a)	11,107	29,211
VTEX, Class A(a)(b)	8,738	27,437
Whitefiber, Inc.(a)(b)	2,169	42,317
		8,073,611
Leisure Products — 0.5%
Acushnet Holdings Corp.	4,271	414,031
American Outdoor Brands, Inc.(a)	1,592	14,424
Brunswick Corp.	10,681	856,830
Callaway Golf Co.(a)	19,992	286,885
Clarus Corp.	1,641	6,285
Escalade, Inc.	1,074	15,616
Funko, Inc., Class A(a)(b)	4,887	19,841
Hasbro, Inc.	20,815	1,858,988
JAKKS Pacific, Inc.	1,565	28,593
Johnson Outdoors, Inc., Class A	523	23,739
Latham Group, Inc.(a)	6,823	42,917
Malibu Boats, Inc., Class A(a)	2,835	92,137
Marine Products Corp.	440	4,250
MasterCraft Boat Holdings, Inc.(a)	2,589	55,741
Mattel, Inc.(a)	49,223	1,028,268
Peloton Interactive, Inc., Class A(a)(b)	61,026	341,135
Security	Shares	Value
Leisure Products (continued)
Polaris, Inc.	8,313	$ 530,702
Smith & Wesson Brands, Inc.	6,728	73,470
Sturm Ruger & Co., Inc.	2,152	78,957
YETI Holdings, Inc.(a)(b)	12,620	576,860
		6,349,669
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	16,457	332,431
Adaptive Biotechnologies Corp.(a)	23,365	432,253
Alpha Teknova, Inc.(a)	2,079	5,031
Avantor, Inc.(a)	104,003	1,135,713
Azenta, Inc.(a)	6,291	244,594
BioLife Solutions, Inc.(a)	6,926	150,987
Bio-Rad Laboratories, Inc., Class A(a)	2,986	876,988
Bio-Techne Corp.	24,534	1,572,384
Bruker Corp.	16,588	734,683
Charles River Laboratories International, Inc.(a)	7,672	1,614,803
Codexis, Inc.(a)	12,035	14,923
CryoPort, Inc.(a)	7,193	68,405
Cytek Biosciences, Inc.(a)	16,814	84,070
Fortrea Holdings, Inc.(a)	14,237	239,324
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	5,984	53,676
Lifecore Biomedical, Inc.(a)	3,493	30,354
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	17,523	58,877
MaxCyte, Inc.(a)	15,558	14,108
Medpace Holdings, Inc.(a)	3,543	2,063,727
Mesa Laboratories, Inc.	769	60,566
Niagen Bioscience, Inc.(a)	7,698	46,111
OmniAb, Inc.(a)(b)	14,465	26,326
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	40,448	91,412
Personalis, Inc.(a)(b)	7,883	73,864
Qiagen NV(b)	32,273	1,732,092
Quanterix Corp.(a)	6,594	41,806
Quantum-Si, Inc., Class A(a)(b)	22,037	24,902
Repligen Corp.(a)(b)	8,315	1,242,012
Sotera Health Co.(a)	32,414	587,342
Standard BioTools, Inc.(a)(b)	42,350	59,290
Tempus AI, Inc., Class A(a)	15,218	910,341
		14,623,395
Machinery — 4.7%
3D Systems Corp.(a)(b)	18,309	41,012
Aebi Schmidt Holding AG	5,306	77,680
AGCO Corp.	9,770	1,108,016
AirJoule Technologies Corp., Class A(a)	2,814	9,061
Alamo Group, Inc.	1,568	306,246
Albany International Corp., Class A	5,173	287,050
Alliance Laundry Holdings, Inc.(a)	6,969	153,876
Allison Transmission Holdings, Inc.	13,137	1,427,992
Astec Industries, Inc.	3,442	167,694
Atmus Filtration Technologies, Inc.	12,777	740,683
Blue Bird Corp.(a)	4,909	246,972
CECO Environmental Corp.(a)(b)	4,434	298,985
Chart Industries, Inc.(a)	7,042	1,460,088
Columbus McKinnon Corp.	4,516	95,197
Crane Co.	7,740	1,413,634
Donaldson Co., Inc.	18,412	1,876,919
Douglas Dynamics, Inc.	3,465	130,561
Eastern Co.	695	12,997
Energy Recovery, Inc.(a)	7,821	114,108
Enerpac Tool Group Corp., Class A	8,231	332,203
Enpro, Inc.	3,241	773,886

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Esab Corp.	9,007	$ 1,090,748
ESCO Technologies, Inc.	4,072	929,108
Federal Signal Corp.	9,358	1,011,506
Flowserve Corp.	20,014	1,564,094
Franklin Electric Co., Inc.	5,971	594,831
Gates Industrial Corp. PLC(a)	40,303	927,775
Gencor Industries, Inc.(a)	1,044	14,971
Gorman-Rupp Co.	2,882	157,040
Graco, Inc.	25,469	2,224,208
Graham Corp.(a)	1,442	100,825
Greenbrier Cos., Inc.	4,848	244,436
Helios Technologies, Inc.	5,108	330,896
Hillenbrand, Inc.	10,701	341,469
Hillman Solutions Corp.(a)	33,309	312,105
Hyster-Yale, Inc., Class A	1,964	65,696
ITT, Inc.	13,326	2,429,330
JBT Marel Corp.	8,142	1,280,818
Kadant, Inc.	1,798	577,230
Kennametal, Inc.	11,992	412,405
L B Foster Co., Class A(a)	1,345	40,417
Lincoln Electric Holdings, Inc.	8,451	2,242,473
Lindsay Corp.	1,596	199,931
Luxfer Holdings PLC	3,457	52,339
Manitowoc Co., Inc.(a)	6,065	78,360
Mayville Engineering Co., Inc.(a)	1,787	35,025
Microvast Holdings, Inc.(a)(b)	30,712	80,465
Middleby Corp.(a)	7,564	1,113,194
Miller Industries, Inc.	1,617	66,248
Mueller Industries, Inc.	16,953	2,307,981
Mueller Water Products, Inc., Class A	23,813	644,618
Nordson Corp.	8,387	2,302,483
Omega Flex, Inc.	303	9,996
Oshkosh Corp.	10,061	1,446,973
Palladyne AI Corp.(a)(b)	4,048	26,393
Park-Ohio Holdings Corp.	1,948	43,947
Pentair PLC	25,677	2,705,585
Proto Labs, Inc.(a)	3,555	187,171
RBC Bearings, Inc.(a)	4,894	2,445,385
REV Group, Inc.	7,871	502,957
Richtech Robotics, Inc., Class B(a)(b)	25,420	91,004
Snap-on, Inc.	8,100	2,965,491
SPX Technologies, Inc.(a)	7,478	1,558,490
Standex International Corp.	1,899	455,760
Stanley Black & Decker, Inc.	24,753	1,947,071
Tennant Co.	2,701	205,519
Terex Corp.	10,561	601,977
Timken Co.	10,020	933,764
Titan International, Inc.(a)	7,672	73,191
Toro Co.	15,715	1,437,922
Trinity Industries, Inc.	12,776	367,182
Wabash National Corp.	5,936	60,132
Watts Water Technologies, Inc., Class A	4,283	1,281,945
Worthington Enterprises, Inc.	4,898	272,182
		54,467,922
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(a)	1,168	19,307
Costamare, Inc.	7,189	120,631
Genco Shipping & Trading Ltd.	6,147	128,472
Himalaya Shipping Ltd.(b)	3,990	43,331
Kirby Corp.(a)	8,656	1,018,465
Security	Shares	Value
Marine Transportation (continued)
Matson, Inc.	4,955	$ 794,287
Pangaea Logistics Solutions Ltd.	5,589	47,395
Safe Bulkers, Inc.	10,766	61,474
		2,233,362
Media — 1.0%
Advantage Solutions, Inc., Class A(a)(b)	12,254	13,234
AMC Networks, Inc., Class A(a)	5,129	39,545
Boston Omaha Corp., Class A(a)(b)	3,222	39,341
Cable One, Inc.	792	64,144
DoubleVerify Holdings, Inc.(a)	23,981	259,474
EchoStar Corp., Class A(a)	21,237	2,404,453
Emerald Holding, Inc.(b)	3,103	15,639
Entravision Communications Corp., Class A	10,666	32,105
EW Scripps Co., Class A(a)	9,280	31,088
Gambling.com Group Ltd.(a)	2,414	11,515
Gray Media, Inc.	14,268	64,349
Ibotta, Inc., Class A(a)(b)	2,002	41,361
iHeartMedia, Inc., Class A(a)	18,544	60,082
John Wiley & Sons, Inc., Class A	6,147	191,971
Liberty Broadband Corp., Class A(a)	3,144	150,975
Liberty Broadband Corp., Class C(a)	17,588	846,159
Magnite, Inc.(a)	22,556	326,385
National CineMedia, Inc.	10,342	37,335
New York Times Co., Class A	25,072	1,838,028
News Corp., Class A	59,998	1,621,746
News Corp., Class B	20,317	631,859
Newsmax, Inc., Class B(a)(b)	7,822	53,972
Nexstar Media Group, Inc., Class A	4,530	962,081
Nexxen International Ltd.(a)(b)	5,907	36,505
NIQ Global Intelligence PLC(a)	8,464	143,803
Optimum Communications, Inc., Class A(a)(b)	40,661	62,211
PubMatic, Inc., Class A(a)	6,261	45,455
Scholastic Corp.	3,240	113,303
Sinclair, Inc., Class A	6,349	92,124
Sirius XM Holdings, Inc.	30,360	617,826
Stagwell, Inc., Class A(a)	17,460	104,935
TechTarget, Inc.(a)	3,502	18,350
TEGNA, Inc.	26,268	503,295
Thryv Holdings, Inc.(a)	5,707	27,451
USA TODAY Co., Inc.(a)(b)	22,677	134,248
		11,636,347
Metals & Mining — 2.0%
Alcoa Corp.	40,686	2,311,372
Alpha Metallurgical Resources, Inc.(a)	1,802	378,060
American Battery Technology Co.(a)(b)	18,858	76,186
Caledonia Mining Corp. PLC	2,519	69,121
Century Aluminum Co.(a)	8,360	378,959
Cleveland-Cliffs, Inc.(a)	88,865	1,222,782
Coeur Mining, Inc.(a)(b)	100,602	2,056,305
Commercial Metals Co.	17,468	1,342,765
Compass Minerals International, Inc.(a)	5,252	131,195
Constellium SE, Class A(a)	21,597	485,285
Contango ORE, Inc.(a)(b)	1,249	35,409
Critical Metals Corp.(a)(b)	6,582	86,685
Dakota Gold Corp.(a)(b)	14,232	85,250
Ferroglobe PLC	20,595	97,826
Friedman Industries, Inc.	640	12,563
Hecla Mining Co.	99,330	2,236,912
Idaho Strategic Resources, Inc.(a)	2,463	88,816
Ivanhoe Electric, Inc.(a)	16,859	288,120
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	2,446	$ 299,928
Lifezone Metals Ltd.(a)(b)	3,964	20,970
Materion Corp.	3,132	433,093
Metallus, Inc.(a)	5,274	105,216
MP Materials Corp., Class A(a)(b)	20,897	1,228,117
NioCorp Developments Ltd.(a)(b)	18,933	111,705
Novagold Resources, Inc.(a)(b)	47,601	415,557
Olympic Steel, Inc.	1,376	66,172
Perpetua Resources Corp.(a)(b)	13,285	353,647
Ramaco Resources, Inc., Class A(a)	6,600	128,766
Reliance, Inc.	8,299	2,734,520
Royal Gold, Inc.	12,889	3,393,803
Ryerson Holding Corp.	4,159	117,367
SSR Mining, Inc.(a)	32,494	741,838
SunCoke Energy, Inc.	12,941	101,716
Tredegar Corp.(a)	3,315	28,343
U.S. Antimony Corp.(a)(b)	21,438	157,141
U.S. Gold Corp.(a)(b)	2,263	39,240
USA Rare Earth, Inc., Class A(a)(b)	13,703	307,221
Vox Royalty Corp.	5,389	28,400
Warrior Met Coal, Inc.	8,314	742,440
Worthington Steel, Inc.	5,097	205,052
		23,143,863
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.(a)	755	14,458
Adamas Trust, Inc.	12,804	102,432
AG Mortgage Investment Trust, Inc.	4,616	39,698
AGNC Investment Corp.	169,545	1,932,813
Angel Oak Mortgage REIT, Inc.	1,862	16,702
Annaly Capital Management, Inc.	109,442	2,518,260
Apollo Commercial Real Estate Finance, Inc.	20,104	217,324
Arbor Realty Trust, Inc.	20,950	161,315
Ares Commercial Real Estate Corp.	7,519	39,174
ARMOUR Residential REIT, Inc.	17,593	306,118
Blackstone Mortgage Trust, Inc., Class A	24,614	473,820
BrightSpire Capital, Inc., Class A	18,869	112,837
Chicago Atlantic Real Estate Finance, Inc.	2,675	33,170
Chimera Investment Corp.	12,157	150,139
Claros Mortgage Trust, Inc.(a)	14,303	39,190
Dynex Capital, Inc.	21,602	299,836
Ellington Financial, Inc.	15,225	195,641
Franklin BSP Realty Trust, Inc.	10,225	104,909
Invesco Mortgage Capital, Inc.	16,182	139,003
KKR Real Estate Finance Trust, Inc.	7,691	63,681
Ladder Capital Corp., Class A	18,781	206,028
Lument Finance Trust, Inc.	4,388	5,880
MFA Financial, Inc.	15,473	149,160
Nexpoint Real Estate Finance, Inc.	971	14,342
Orchid Island Capital, Inc.	24,482	190,960
PennyMac Mortgage Investment Trust	12,454	147,331
Ready Capital Corp.	24,250	51,653
Redwood Trust, Inc.	22,713	124,467
Rithm Capital Corp.	94,761	1,036,685
Rithm Property Trust, Inc.	626	10,310
Seven Hills Realty Trust	4,657	40,143
Starwood Property Trust, Inc.	55,966	1,003,470
Sunrise Realty Trust, Inc.	1,165	10,951
TPG RE Finance Trust, Inc.	9,161	82,724
Two Harbors Investment Corp.	16,220	186,043
		10,220,667
Multi-Utilities — 0.5%
Avista Corp.	12,829	529,709
Security	Shares	Value
Multi-Utilities (continued)
Black Hills Corp.	11,481	$ 837,883
NiSource, Inc.	74,840	3,314,664
Northwestern Energy Group, Inc.	9,470	642,634
Unitil Corp.	3,082	156,905
		5,481,795
Office REITs — 0.6%
Brandywine Realty Trust	25,479	72,106
BXP, Inc.	25,324	1,637,703
COPT Defense Properties	17,657	544,012
Cousins Properties, Inc.	26,697	673,832
Douglas Emmett, Inc.	13,848	146,235
Easterly Government Properties, Inc.	5,957	139,334
Empire State Realty Trust, Inc., Class A	20,316	134,695
Franklin Street Properties Corp.	10,872	9,132
Highwoods Properties, Inc.	17,818	460,595
Hudson Pacific Properties, Inc.(a)	9,014	77,701
JBG SMITH Properties	10,457	176,096
Kilroy Realty Corp.	19,014	655,603
NET Lease Office Properties	2,126	41,478
Peakstone Realty Trust	5,556	86,785
Piedmont Realty Trust, Inc., Class A	18,423	155,122
Postal Realty Trust, Inc., Class A	3,425	62,438
SL Green Realty Corp.	11,137	498,715
Vornado Realty Trust	28,566	910,684
		6,482,266
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	53,004	997,535
Antero Resources Corp.(a)	45,733	1,663,309
APA Corp.	56,249	1,485,536
Ardmore Shipping Corp.	5,582	72,119
BKV Corp.(a)	3,654	108,707
California Resources Corp.	11,350	607,225
Calumet, Inc.(a)	10,440	233,960
Centrus Energy Corp., Class A(a)(b)	2,629	731,598
Chord Energy Corp.	9,355	937,745
Clean Energy Fuels Corp.(a)	27,291	60,040
CNX Resources Corp.(a)	20,305	787,834
Comstock Resources, Inc.(a)(b)	11,619	282,923
Core Natural Resources, Inc.	7,942	757,508
Crescent Energy Co., Class A	34,941	341,374
CVR Energy, Inc.(a)	4,770	108,470
Delek U.S. Holdings, Inc.	9,474	279,578
DHT Holdings, Inc.	19,671	281,885
Diversified Energy Co.	8,443	113,052
Dorian LPG Ltd.	5,647	166,756
DT Midstream, Inc.(a)	15,691	1,977,380
Empire Petroleum Corp.(a)(b)	1,329	4,014
Encore Energy Corp.(a)	27,220	86,560
Energy Fuels, Inc./Canada(a)(b)	36,220	812,777
Epsilon Energy Ltd.	1,559	7,779
Evolution Petroleum Corp.	2,595	10,224
Excelerate Energy, Inc., Class A	3,726	139,166
FLEX LNG Ltd.	4,550	121,485
FutureFuel Corp.	3,064	10,081
Gevo, Inc.(a)(b)	32,786	64,261
Golar LNG Ltd.	14,926	605,846
Granite Ridge Resources, Inc.	6,632	33,293
Green Plains, Inc.(a)	9,260	106,120
Gulfport Energy Corp.(a)	2,337	477,145
HF Sinclair Corp.	24,454	1,271,363
HighPeak Energy, Inc.(b)	2,690	12,240
Infinity Natural Resources, Inc., Class A(a)	2,230	35,412

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.	6,703	$ 399,834
Kinetik Holdings, Inc., Class A	6,536	267,388
Kolibri Global Energy, Inc.(a)(b)	5,451	21,968
Kosmos Energy Ltd.(a)(b)	72,453	114,476
Lightbridge Corp.(a)(b)	5,276	81,171
Magnolia Oil & Gas Corp., Class A	28,077	716,244
Matador Resources Co.	18,626	842,640
Murphy Oil Corp.	20,950	630,385
NACCO Industries, Inc., Class A	484	23,827
Navigator Holdings Ltd.	4,482	83,051
New Fortress Energy, Inc., Class A(a)(b)	26,317	35,002
NextDecade Corp.(a)(b)	20,965	110,905
Nordic American Tankers Ltd.	29,857	124,205
Northern Oil & Gas, Inc.	16,369	409,225
Ovintiv, Inc.	41,124	1,787,660
Par Pacific Holdings, Inc.(a)(b)	8,188	309,015
PBF Energy, Inc., Class A	12,974	434,110
Peabody Energy Corp.	19,631	692,189
Permian Resources Corp., Class A	112,870	1,820,593
Prairie Operating Co.(a)(b)	1,508	2,760
PrimeEnergy Resources Corp.(a)	67	12,267
Range Resources Corp.	37,288	1,411,351
REX American Resources Corp.(a)	4,438	150,049
Riley Exploration Permian, Inc.	1,889	52,986
Sable Offshore Corp., Class A(a)(b)	12,102	117,147
SandRidge Energy, Inc.	4,314	68,377
Scorpio Tankers, Inc.	7,181	456,855
SFL Corp. Ltd.	18,682	165,523
SM Energy Co.	41,346	805,007
Summit Midstream Corp.(a)	1,157	33,217
Talos Energy, Inc.(a)	22,173	264,302
Teekay Corp. Ltd.	8,272	84,623
Teekay Tankers Ltd., Class A	3,696	238,466
Uranium Energy Corp.(a)(b)	74,660	1,287,138
VAALCO Energy, Inc.	15,627	80,323
Viper Energy, Inc., Class A	26,466	1,120,570
Vitesse Energy, Inc.	4,052	84,930
W&T Offshore, Inc.	15,149	32,873
World Kinect Corp.	8,247	221,927
		31,386,879
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	2,405	40,452
Louisiana-Pacific Corp.	9,941	832,459
Magnera Corp.(a)	4,999	65,337
Sylvamo Corp.	5,125	250,818
		1,189,066
Passenger Airlines(a) — 0.4%
Alaska Air Group, Inc.	18,031	916,516
Allegiant Travel Co.	2,087	184,971
American Airlines Group, Inc.	103,521	1,376,829
Frontier Group Holdings, Inc.(b)	12,692	58,891
JetBlue Airways Corp.	46,840	228,111
Joby Aviation, Inc.(b)	76,287	806,353
SkyWest, Inc.	6,211	599,486
Sun Country Airlines Holdings, Inc.	7,670	134,532
		4,305,689
Personal Care Products — 0.2%
Beauty Health Co., Class A(a)	17,592	26,388
BellRing Brands, Inc.(a)	19,996	497,300
Coty, Inc., Class A(a)(b)	53,298	168,955
Security	Shares	Value
Personal Care Products (continued)
Edgewell Personal Care Co.	6,825	$ 132,814
elf Beauty, Inc.(a)	8,597	730,659
Herbalife Ltd.(a)	15,869	273,582
Honest Co., Inc.(a)(b)	14,597	36,055
Interparfums, Inc.	2,781	271,342
Lifevantage Corp.	1,631	8,644
Medifast, Inc.(a)(b)	4,277	48,929
Nature’s Sunshine Products, Inc.(a)	2,147	54,147
Nu Skin Enterprises, Inc., Class A	7,141	75,766
Olaplex Holdings, Inc.(a)	24,722	39,061
USANA Health Sciences, Inc.(a)	1,759	38,170
Waldencast PLC, Class A(a)	4,217	7,633
		2,409,445
Pharmaceuticals — 1.6%
Aardvark Therapeutics, Inc.(a)(b)	767	9,963
Aclaris Therapeutics, Inc.(a)	13,779	48,364
Alumis, Inc.(a)	9,862	241,718
Amneal Pharmaceuticals, Inc., Class A(a)	22,925	313,614
Amphastar Pharmaceuticals, Inc.(a)	5,582	147,867
Amylyx Pharmaceuticals, Inc.(a)	13,943	199,245
ANI Pharmaceuticals, Inc.(a)	2,753	225,333
Aquestive Therapeutics, Inc.(a)	17,888	52,770
Arvinas, Inc.(a)	10,250	137,145
Atea Pharmaceuticals, Inc.(a)(b)	9,408	39,890
Avadel Pharmaceuticals PLC(a)	13,504	291,011
Axsome Therapeutics, Inc.(a)	6,403	1,179,753
BioAge Labs, Inc.(a)	4,247	80,651
Biote Corp., Class A(a)(b)	2,285	4,776
Collegium Pharmaceutical, Inc.(a)	4,842	222,345
Corcept Therapeutics, Inc.(a)	14,816	590,714
CorMedix, Inc.(a)(b)	12,076	93,710
Crinetics Pharmaceuticals, Inc.(a)(b)	15,448	771,473
Definium Therapeutics, Inc.(a)(b)	15,160	255,901
Edgewise Therapeutics, Inc.(a)	10,045	282,767
Elanco Animal Health, Inc.(a)	78,382	1,887,439
Enliven Therapeutics, Inc.(a)	7,072	187,054
Esperion Therapeutics, Inc.(a)	38,230	129,600
Eton Pharmaceuticals, Inc.(a)(b)	4,155	62,367
Evolus, Inc.(a)	8,590	40,287
EyePoint Pharmaceuticals, Inc.(a)	12,136	164,079
Fulcrum Therapeutics, Inc.(a)(b)	7,566	81,183
Harmony Biosciences Holdings, Inc.(a)	6,568	239,863
Harrow, Inc.(a)(b)	4,887	200,074
Indivior Pharmaceuticals, Inc.(a)	18,627	659,023
Innoviva, Inc.(a)	9,264	185,280
Jazz Pharmaceuticals PLC(a)	9,122	1,500,478
Journey Medical Corp.(a)(b)	1,587	13,267
LB Pharmaceuticals, Inc.(a)	3,134	67,224
LENZ Therapeutics, Inc.(a)(b)	2,749	43,489
Ligand Pharmaceuticals, Inc.(a)	3,092	593,973
Liquidia Corp.(a)(b)	9,742	412,963
Maze Therapeutics, Inc.(a)	3,078	134,139
MBX Biosciences, Inc.(a)	4,581	168,810
MediWound Ltd.(a)(b)	1,124	20,378
Nuvation Bio, Inc., Class A(a)(b)	37,350	195,714
Ocular Therapeutix, Inc.(a)	28,702	262,336
Omeros Corp.(a)(b)	9,808	114,656
Organon & Co.	40,897	349,260
Pacira BioSciences, Inc.(a)(b)	6,997	143,718
Perrigo Co. PLC	22,018	312,876
Phathom Pharmaceuticals, Inc.(a)	6,699	91,575
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	3,300	$ 132,495
Prestige Consumer Healthcare, Inc.(a)	7,528	485,330
Rapport Therapeutics, Inc.(a)	4,544	120,916
Septerna, Inc.(a)	3,147	73,451
SIGA Technologies, Inc.	6,704	44,917
Supernus Pharmaceuticals, Inc.(a)	8,108	390,481
Tarsus Pharmaceuticals, Inc.(a)	6,177	398,664
Terns Pharmaceuticals, Inc.(a)	13,801	477,515
Theravance Biopharma, Inc.(a)(b)	6,365	120,553
Third Harmonic Bio, Inc.(a)(c)	3,754	113
Trevi Therapeutics, Inc.(a)	15,184	158,976
Tvardi Therapeutics, Inc.(a)	603	2,394
Viatris, Inc.	184,928	2,420,707
WaVe Life Sciences Ltd.(a)	19,020	246,119
Xeris Biopharma Holdings, Inc.(a)	22,912	168,632
Zevra Therapeutics, Inc.(a)(b)	8,603	77,427
		18,768,805
Professional Services — 1.7%
Alight, Inc., Class A	64,881	99,268
Amentum Holdings, Inc.(a)	25,634	917,185
Asure Software, Inc.(a)(b)	4,391	42,241
Barrett Business Services, Inc.	3,356	127,528
BlackSky Technology, Inc., Class A(a)(b)	4,374	96,534
CACI International, Inc., Class A(a)	3,400	2,109,972
CBIZ, Inc.(a)(b)	7,817	307,599
Clarivate PLC(a)	55,902	148,140
Concentrix Corp.	7,042	263,019
Conduent, Inc.(a)(b)	27,236	37,858
CRA International, Inc.	984	185,917
CSG Systems International, Inc.	4,249	338,858
Dayforce, Inc.(a)	24,274	1,681,460
ExlService Holdings, Inc.(a)	23,941	937,290
Exponent, Inc.	7,789	559,795
Falcon’s Beyond Global, Inc., Class A(a)(b)	2,726	16,274
First Advantage Corp.(a)(b)	12,216	164,916
Forrester Research, Inc.(a)	977	7,924
Franklin Covey Co.(a)(b)	1,459	29,720
FTI Consulting, Inc.(a)	4,723	824,966
Genpact Ltd.	25,451	1,122,389
HireQuest, Inc.	514	5,772
Huron Consulting Group, Inc.(a)	2,607	440,583
IBEX Holdings Ltd.(a)	1,537	57,176
ICF International, Inc.	2,804	261,473
Innodata, Inc.(a)(b)	4,540	251,698
Insperity, Inc.	5,531	236,340
KBR, Inc.	20,302	869,129
Kelly Services, Inc., Class A	4,472	48,253
Kforce, Inc.	2,683	94,790
Korn Ferry	8,007	556,246
Legalzoom.com, Inc.(a)	20,236	179,898
ManpowerGroup, Inc.	8,508	309,096
Maximus, Inc.	8,898	840,327
Mistras Group, Inc.(a)	2,658	37,584
Parsons Corp.(a)	8,127	569,378
Paylocity Holding Corp.(a)	7,016	947,020
Planet Labs PBC, Class A(a)(b)	36,687	916,074
RCM Technologies, Inc.(a)	627	13,048
Resolute Holdings Management, Inc.(a)(b)	604	123,192
Resources Connection, Inc.	5,413	24,521
Robert Half, Inc.	15,990	553,414
Science Applications International Corp.	7,492	762,386
Security	Shares	Value
Professional Services (continued)
Skillsoft Corp., Class A(a)	695	$ 6,290
Spire Global, Inc., Class A(a)(b)	3,078	35,243
TIC Solutions, Inc.(a)(b)	31,472	317,867
TriNet Group, Inc.	4,556	279,009
TrueBlue, Inc.(a)	4,668	25,021
TTEC Holdings, Inc.(a)	2,564	8,179
Upwork, Inc.(a)	19,211	384,796
Verra Mobility Corp., Class A(a)	24,504	472,927
Willdan Group, Inc.(a)(b)	2,127	268,427
		19,914,010
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	11,492
Compass, Inc., Class A(a)	100,762	1,261,540
Cushman & Wakefield Ltd.(a)	13,512	222,137
Douglas Elliman, Inc.(a)	11,602	31,325
eXp World Holdings, Inc.	15,565	140,708
Forestar Group, Inc.(a)(b)	2,887	75,120
FRP Holdings, Inc.(a)	1,340	32,039
Howard Hughes Holdings, Inc.(a)(b)	5,072	414,180
Jones Lang LaSalle, Inc.(a)	7,489	2,680,388
Kennedy-Wilson Holdings, Inc.	17,413	171,518
Marcus & Millichap, Inc.	3,741	101,755
Maui Land & Pineapple Co., Inc.(a)	1,116	19,117
Newmark Group, Inc., Class A	24,938	444,645
RE/MAX Holdings, Inc., Class A(a)	1,639	12,751
Real Brokerage, Inc.(a)	23,859	84,461
RMR Group, Inc., Class A	2,232	33,815
Seaport Entertainment Group, Inc.(a)	764	14,432
St. Joe Co.	6,009	397,736
Stratus Properties, Inc.(a)	583	17,298
Tejon Ranch Co.(a)	2,682	43,153
Transcontinental Realty Investors, Inc.(a)	239	12,720
Zillow Group, Inc., Class A(a)	7,680	478,003
Zillow Group, Inc., Class C(a)	26,209	1,651,953
		8,352,286
Residential REITs — 0.6%
American Homes 4 Rent, Class A	53,740	1,683,137
Apartment Investment and Management Co., Class A	20,226	118,929
BRT Apartments Corp.	862	12,663
Camden Property Trust	16,963	1,849,815
Centerspace	2,506	161,061
Clipper Realty, Inc.	8,171	28,517
Equity LifeStyle Properties, Inc.	30,328	1,915,820
Independence Realty Trust, Inc.	38,309	639,760
NexPoint Residential Trust, Inc.	4,272	129,100
UMH Properties, Inc.	11,059	172,852
Veris Residential, Inc.	11,929	181,201
		6,892,855
Retail REITs — 1.3%
Acadia Realty Trust	20,427	408,744
Agree Realty Corp.	17,369	1,254,563
Alexander’s, Inc.	330	80,817
Brixmor Property Group, Inc.	48,546	1,300,547
CBL & Associates Properties, Inc.	3,270	117,066
Curbline Properties Corp.	14,122	342,459
Federal Realty Investment Trust	13,678	1,383,666
FrontView REIT, Inc.	2,070	33,969
Getty Realty Corp.	8,488	253,452
InvenTrust Properties Corp.	11,868	348,801
Kimco Realty Corp.	107,163	2,258,996
Kite Realty Group Trust	34,226	803,969

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Macerich Co.	42,013	$ 795,306
NETSTREIT Corp.	12,982	244,581
NNN REIT, Inc.	30,600	1,275,102
Phillips Edison & Co., Inc.	19,008	688,660
Regency Centers Corp.	28,743	2,094,502
Saul Centers, Inc.	2,376	75,390
SITE Centers Corp.	12,176	74,517
Tanger, Inc.	17,413	569,753
Urban Edge Properties	20,871	405,524
Whitestone REIT	7,567	107,754
		14,918,138
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(a)	7,646	444,386
Aehr Test Systems(a)(b)	4,333	111,098
Aeluma, Inc.(a)	1,482	23,401
Allegro MicroSystems, Inc.(a)	19,801	730,855
Alpha & Omega Semiconductor Ltd.(a)	3,814	84,289
Ambarella, Inc.(a)	6,235	399,289
Ambiq Micro, Inc.(a)(b)	909	27,624
Amkor Technology, Inc.(b)	18,394	888,982
Astera Labs, Inc.(a)	19,902	2,997,639
Atomera, Inc.(a)(b)	5,643	16,534
Axcelis Technologies, Inc.(a)	4,857	427,756
Blaize Holdings, Inc.(a)(b)	13,539	18,413
CEVA, Inc.(a)	3,407	71,854
Cirrus Logic, Inc.(a)	8,055	1,049,889
Cohu, Inc.(a)	6,882	196,412
Credo Technology Group Holding Ltd.(a)	23,933	2,998,326
Diodes, Inc.(a)	7,035	416,402
Enphase Energy, Inc.(a)	20,322	751,508
FormFactor, Inc.(a)	11,844	834,884
Ichor Holdings Ltd.(a)	5,084	154,249
Impinj, Inc.(a)	4,319	596,454
indie Semiconductor, Inc., Class A(a)(b)	29,407	120,569
Kopin Corp.(a)(b)	23,406	59,685
Kulicke & Soffa Industries, Inc.	8,620	494,185
Lattice Semiconductor Corp.(a)	21,573	1,737,058
MACOM Technology Solutions Holdings, Inc., Class H(a)	9,911	2,171,104
MaxLinear, Inc.(a)	12,249	212,520
MKS, Inc.	10,509	2,473,924
Navitas Semiconductor Corp.(a)(b)	25,147	215,761
NVE Corp.	665	44,881
Onto Innovation, Inc.(a)	7,710	1,557,805
PDF Solutions, Inc.(a)	5,460	173,901
Penguin Solutions, Inc.(a)	8,249	158,463
Photronics, Inc.(a)	9,385	324,439
Power Integrations, Inc.	8,987	412,863
Qorvo, Inc.(a)	13,204	1,031,364
Rambus, Inc.(a)	16,898	1,923,499
Rigetti Computing, Inc.(a)(b)	49,400	897,598
Semtech Corp.(a)	13,786	1,099,433
Silicon Laboratories, Inc.(a)	5,199	740,598
SiTime Corp.(a)	3,338	1,212,061
SkyWater Technology, Inc.(a)	3,773	119,453
Skyworks Solutions, Inc.	23,496	1,310,137
Synaptics, Inc.(a)	5,997	494,812
Ultra Clean Holdings, Inc.(a)	6,751	294,884
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	6,902	$ 792,488
Veeco Instruments, Inc.(a)	9,311	290,783
		33,604,512
Software — 4.2%
8x8, Inc.(a)	18,324	30,418
A10 Networks, Inc.	11,051	192,729
ACI Worldwide, Inc.(a)	16,638	721,424
Adeia, Inc.	16,940	306,445
Agilysys, Inc.(a)	3,976	344,918
Airship AI Holdings, Inc., Class A(a)(b)	3,489	10,851
Alarm.com Holdings, Inc.(a)	7,227	352,533
Alkami Technology, Inc.(a)	10,234	216,858
Amplitude, Inc., Class A(a)	13,076	119,907
Appfolio, Inc., Class A(a)	3,460	656,985
Appian Corp., Class A(a)	5,825	162,518
Arteris, Inc.(a)	4,912	73,729
Asana, Inc., Class A(a)	14,094	144,464
AudioEye, Inc.(a)	694	6,537
Aurora Innovation, Inc., Class A(a)(b)	185,501	779,104
AvePoint, Inc., Class A(a)	22,997	267,455
Bentley Systems, Inc., Class B	24,749	869,185
Bill Holdings, Inc.(a)	12,909	557,282
Bit Digital, Inc.(a)(b)	52,618	106,815
Bitdeer Technologies Group, Class A(a)	13,961	182,051
Blackbaud, Inc.(a)	5,820	312,534
BlackLine, Inc.(a)	8,076	375,292
Blend Labs, Inc., Class A(a)(b)	33,140	78,873
Box, Inc., Class A(a)(b)	22,169	561,984
Braze, Inc., Class A(a)	12,939	269,390
C3.ai, Inc., Class A(a)(b)	18,724	206,151
CCC Intelligent Solutions Holdings, Inc.(a)(b)	91,629	694,548
Cerence, Inc.(a)	6,962	78,879
Cipher Mining, Inc.(a)	51,113	815,763
Cleanspark, Inc.(a)(b)	42,470	502,845
Clear Secure, Inc., Class A	13,451	438,772
Clearwater Analytics Holdings, Inc., Class A(a)	43,356	1,044,446
Commvault Systems, Inc.(a)	6,870	588,759
Confluent, Inc., Class A(a)	45,784	1,398,243
Consensus Cloud Solutions, Inc.(a)	3,229	68,971
Core Scientific, Inc.(a)	44,490	800,375
CS Disco, Inc.(a)	4,146	25,913
Daily Journal Corp.(a)(b)	186	109,065
Digimarc Corp.(a)(b)	2,533	15,527
Digital Turbine, Inc.(a)	15,897	82,982
Dolby Laboratories, Inc., Class A	9,582	615,069
Domo, Inc., Class B(a)(b)	5,582	32,766
Dropbox, Inc., Class A(a)	28,794	733,671
D-Wave Quantum, Inc.(a)(b)	52,265	1,109,063
Dynatrace, Inc.(a)	46,339	1,765,053
eGain Corp.(a)	3,471	35,647
Elastic NV(a)	14,720	970,490
EverCommerce, Inc.(a)(b)	3,177	38,283
Expensify, Inc., Class A(a)	11,649	16,891
Five9, Inc.(a)	11,579	204,485
Freshworks, Inc., Class A(a)	30,890	332,994
Gen Digital, Inc.	86,667	2,079,141
Gitlab, Inc., Class A(a)	22,325	780,928
Guidewire Software, Inc.(a)	13,375	1,882,665
Hut 8 Corp.(a)	14,706	821,036
I3 Verticals, Inc., Class A(a)(b)	3,281	72,871
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Intapp, Inc.(a)	9,310	$ 316,075
InterDigital, Inc.	4,030	1,315,553
Jamf Holding Corp.(a)	13,302	173,591
Kaltura, Inc.(a)	14,439	23,536
Life360, Inc.(a)	3,268	187,224
LiveRamp Holdings, Inc.(a)	9,738	237,120
Manhattan Associates, Inc.(a)	9,491	1,433,236
MARA Holdings, Inc.(a)(b)	57,924	550,278
Mitek Systems, Inc.(a)	6,892	69,058
N-able, Inc.(a)	10,992	66,721
nCino, Inc.(a)(b)	17,354	370,508
NCR Voyix Corp.(a)	25,211	250,093
NextNav, Inc.(a)	15,488	222,408
Nutanix, Inc., Class A(a)	40,782	1,603,956
ON24, Inc.(a)	7,691	61,297
OneSpan, Inc.	5,596	65,921
Ooma, Inc.(a)	3,448	40,514
Pagaya Technologies Ltd., Class A(a)	7,277	141,101
PagerDuty, Inc.(a)	12,508	132,585
PAR Technology Corp.(a)	6,034	158,151
Pegasystems, Inc.	13,853	605,238
Porch Group, Inc.(a)	12,709	100,274
Procore Technologies, Inc.(a)(b)	18,059	1,020,153
Progress Software Corp.(a)	7,058	288,813
Q2 Holdings, Inc.(a)	9,860	603,925
Qualys, Inc.(a)	5,663	746,950
Rapid7, Inc.(a)	9,619	114,658
Red Violet, Inc.	1,627	73,996
ReposiTrak, Inc.(b)	1,533	16,280
Rezolve AI PLC(a)(b)	23,358	60,264
Rimini Street, Inc.(a)(b)	8,507	29,349
RingCentral, Inc., Class A(a)	12,491	323,267
Riot Platforms, Inc.(a)	54,074	836,525
Rubrik, Inc., Class A(a)	21,115	1,181,384
SailPoint, Inc.(a)(b)	9,401	147,502
Sapiens International Corp. NV(a)	4,701	204,494
SEMrush Holdings, Inc., Class A(a)	6,911	82,172
SentinelOne, Inc., Class A(a)	47,439	663,197
Silvaco Group, Inc.(a)	1,222	5,475
SoundHound AI, Inc., Class A(a)(b)	58,253	492,820
SoundThinking, Inc.(a)	1,458	10,177
Sprinklr, Inc., Class A(a)	16,429	104,817
Sprout Social, Inc., Class A(a)	7,741	70,056
SPS Commerce, Inc.(a)	6,147	548,681
Synchronoss Technologies, Inc.(a)(b)	1,475	12,980
Telos Corp.(a)	8,840	48,266
Tenable Holdings, Inc.(a)	18,331	404,382
Teradata Corp.(a)	14,648	417,761
Terawulf, Inc.(a)(b)	47,867	639,982
UiPath, Inc., Class A(a)	64,496	812,005
Unity Software, Inc.(a)	50,942	1,482,412
Varonis Systems, Inc.(a)	18,387	548,668
Vertex, Inc., Class A(a)	11,583	214,865
Via Transportation, Inc., Class A(a)(b)	1,757	40,850
Viant Technology, Inc., Class A(a)	2,514	29,715
Weave Communications, Inc.(a)	9,780	63,570
WM Technology, Inc., Class A(a)	16,413	12,686
Workiva, Inc., Class A(a)	7,952	612,463
Xperi, Inc.(a)	7,229	40,916
Security	Shares	Value
Software (continued)
Yext, Inc.(a)	16,512	$ 118,226
Zeta Global Holdings Corp., Class A(a)	28,733	533,859
		47,845,572
Specialized REITs — 0.8%
CubeSmart	36,391	1,365,754
EPR Properties	12,226	663,138
Farmland Partners, Inc.	6,592	76,533
Fermi, Inc.(a)	6,189	53,968
Four Corners Property Trust, Inc.	16,194	399,182
Gaming and Leisure Properties, Inc.	43,312	1,938,212
Gladstone Land Corp.	4,000	44,600
Lamar Advertising Co., Class A	13,625	1,748,224
Millrose Properties, Inc., Class A	23,785	708,793
National Storage Affiliates Trust	11,292	359,199
Outfront Media, Inc.	23,588	573,660
PotlatchDeltic Corp.	12,634	527,217
Rayonier, Inc.	26,321	598,540
Safehold, Inc.	9,001	127,004
Smartstop Self Storage REIT, Inc.	4,411	138,682
		9,322,706
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	9,232
Abercrombie & Fitch Co., Class A(a)	7,204	703,327
Academy Sports & Outdoors, Inc.	10,250	563,853
Advance Auto Parts, Inc.	9,201	441,740
American Eagle Outfitters, Inc.	24,982	582,330
America’s Car-Mart, Inc.(a)	988	25,411
Arhaus, Inc., Class A(a)	9,761	99,367
Arko Corp., Class A	11,697	62,111
Asbury Automotive Group, Inc.(a)	3,105	728,154
AutoNation, Inc.(a)	4,278	876,904
BARK, Inc., Class A(a)(b)	18,801	16,733
Barnes & Noble Education, Inc.(a)(b)	2,381	21,310
Bath & Body Works, Inc.	33,907	739,173
Bed Bath and Beyond, Inc.(a)(b)	8,366	49,443
Boot Barn Holdings, Inc.(a)	4,833	862,594
Buckle, Inc.	5,195	245,724
Build-A-Bear Workshop, Inc.	1,784	106,469
Caleres, Inc.	5,269	64,387
Camping World Holdings, Inc., Class A	9,221	121,625
CarMax, Inc.(a)	23,250	1,035,555
Citi Trends, Inc.(a)	847	36,548
Designer Brands, Inc., Class A	4,833	30,641
Dick’s Sporting Goods, Inc.	10,008	2,021,616
EVgo, Inc., Class A(a)(b)	20,047	60,342
Five Below, Inc.(a)	8,463	1,621,849
Floor & Decor Holdings, Inc., Class A(a)	16,647	1,098,036
GameStop Corp., Class A(a)(b)	64,016	1,528,702
Gap, Inc.	36,704	1,026,978
Genesco, Inc.(a)	1,470	42,527
Group 1 Automotive, Inc.	1,918	679,471
Haverty Furniture Cos., Inc.	2,296	58,135
J Jill, Inc.	999	15,594
Lands’ End, Inc.(a)(b)	1,371	24,349
Lithia Motors, Inc., Class A	3,811	1,232,630
MarineMax, Inc.(a)	2,992	80,874
Monro, Inc.	4,406	82,480
Murphy USA, Inc.	2,677	1,131,059
National Vision Holdings, Inc.(a)(b)	11,928	314,303
OneWater Marine, Inc., Class A(a)	1,616	21,461

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Outdoor Holding Co.(a)(b)	10,672	$ 17,395
Penske Automotive Group, Inc.	2,925	458,611
Petco Health & Wellness Co., Inc.(a)	11,638	31,306
RealReal, Inc.(a)	16,530	242,495
Revolve Group, Inc., Class A(a)	6,252	172,868
RH(a)(b)	2,347	466,654
Sally Beauty Holdings, Inc.(a)	15,994	243,429
Shoe Carnival, Inc.	2,792	53,216
Signet Jewelers Ltd.	6,298	581,116
Sleep Number Corp.(a)(b)	3,622	42,160
Sonic Automotive, Inc., Class A	2,372	142,225
Stitch Fix, Inc., Class A(a)	16,786	80,573
ThredUp, Inc., Class A(a)	14,705	74,701
Torrid Holdings, Inc.(a)(b)	4,943	5,684
Upbound Group, Inc.	8,292	156,719
Urban Outfitters, Inc.(a)	9,556	677,043
Valvoline, Inc.(a)	20,268	663,169
Victoria’s Secret & Co.(a)	10,642	580,095
Warby Parker, Inc., Class A(a)	14,981	382,165
Wayfair, Inc., Class A(a)	15,521	1,606,268
Winmark Corp.	432	194,698
Zumiez, Inc.(a)	2,000	49,220
		25,384,847
Technology Hardware, Storage & Peripherals — 1.6%
Corsair Gaming, Inc.(a)	7,716	39,352
CPI Card Group, Inc.(a)	979	12,717
Diebold Nixdorf, Inc.(a)	4,176	288,186
Eastman Kodak Co.(a)	7,091	51,906
GPGI, Inc., Class A(a)	9,345	220,262
Immersion Corp.	4,420	29,702
IonQ, Inc.(a)(b)	52,981	2,118,180
Pure Storage, Inc., Class A(a)	49,115	3,415,457
Quantum Computing, Inc.(a)(b)	31,466	291,690
Sandisk Corp.(a)	21,299	12,273,549
Turtle Beach Corp.(a)	3,044	36,406
Xerox Holdings Corp.	18,801	41,174
		18,818,581
Textiles, Apparel & Luxury Goods — 1.1%
Amer Sports, Inc.(a)	23,857	873,882
Birkenstock Holding PLC(a)	8,770	331,155
Capri Holdings Ltd.(a)	17,706	399,625
Carter’s, Inc.	5,646	195,408
Columbia Sportswear Co.	3,919	216,642
Crocs, Inc.(a)	8,000	671,360
Ermenegildo Zegna NV	9,440	82,034
Figs, Inc., Class A(a)	13,878	150,021
G-III Apparel Group Ltd.	6,156	180,679
Kontoor Brands, Inc.	8,766	523,593
Lakeland Industries, Inc.(b)	1,222	11,511
Movado Group, Inc.	2,667	60,808
Oxford Industries, Inc.	2,312	85,197
PVH Corp.(b)	7,565	471,753
Ralph Lauren Corp., Class A	6,001	2,120,814
Rocky Brands, Inc.	1,136	36,568
Steven Madden Ltd.	11,442	502,075
Superior Group of Cos., Inc.	2,190	21,812
Tapestry, Inc.	32,689	4,148,561
Under Armour, Inc., Class A(a)(b)	29,982	184,989
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(a)(b)	28,861	$ 175,186
VF Corp.	56,243	1,101,800
Wolverine World Wide, Inc.	12,336	218,594
		12,764,067
Tobacco — 0.0%
Ispire Technology, Inc.(a)(b)	1,708	6,285
Turning Point Brands, Inc.	2,647	320,684
Universal Corp.	3,810	215,608
		542,577
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	17,040	1,101,295
Alta Equipment Group, Inc., Class A	3,056	20,659
Applied Industrial Technologies, Inc.	5,956	1,551,002
BlueLinx Holdings, Inc.(a)	1,298	90,289
Boise Cascade Co.	6,159	497,709
Core & Main, Inc., Class A(a)	30,203	1,611,632
Custom Truck One Source, Inc.(a)	9,045	57,164
Distribution Solutions Group, Inc.(a)(b)	1,168	33,160
DNOW, Inc.(a)	28,758	436,834
DXP Enterprises, Inc.(a)	1,987	258,409
EVI Industries, Inc.	632	16,242
FTAI Aviation Ltd.	16,111	4,387,348
GATX Corp.	5,609	1,020,333
Global Industrial Co.	1,988	60,753
Herc Holdings, Inc.	5,198	745,081
Hudson Technologies, Inc.(a)	6,427	46,082
Karat Packaging, Inc.	819	20,041
McGrath RentCorp	3,670	409,902
MSC Industrial Direct Co., Inc., Class A	6,999	590,296
NPK International, Inc.(a)	12,206	168,565
QXO, Inc.(a)(b)	96,815	2,147,357
Rush Enterprises, Inc., Class A	10,044	644,724
Rush Enterprises, Inc., Class B	1,327	78,306
SiteOne Landscape Supply, Inc.(a)	6,971	1,000,617
Titan Machinery, Inc.(a)	2,969	48,306
Transcat, Inc.(a)	1,372	82,745
Watsco, Inc.	5,513	2,130,499
WESCO International, Inc.	7,615	2,204,009
Willis Lease Finance Corp.	556	101,348
Xometry, Inc., Class A(a)	7,084	404,709
		21,965,416
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(a)(b)	2,830	26,149
Water Utilities — 0.3%
American States Water Co.	5,657	412,735
Cadiz, Inc.(a)(b)	6,768	38,172
California Water Service Group	8,960	400,512
Consolidated Water Co. Ltd.	2,091	79,207
Essential Utilities, Inc.	44,539	1,727,668
Global Water Resources, Inc.	1,533	13,291
H2O America	4,826	251,145
Middlesex Water Co.	2,627	137,602
Pure Cycle Corp.(a)	2,457	28,452
York Water Co.	1,540	51,713
		3,140,497
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	10,679	49,017
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA	15,792	$ 963,786
Spok Holdings, Inc.	2,335	32,153
Telephone and Data Systems, Inc.	16,033	723,569
		1,768,525
Total Common Stocks — 98.1% (Cost: $837,333,334)		1,130,631,027
Investment Companies
Equity Funds(d) — 1.2%
iShares Russell 2000 ETF(b)	31,668	8,222,596
iShares Russell Mid-Cap ETF	61,748	6,124,167
		14,346,763
Total Investment Companies — 1.2% (Cost: $13,431,519)		14,346,763
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc.(c)	10,629	6,909
Chinook Therapeutics, CVR(c)	6,113	1,262
GTX, Inc., CVR(b)(c)	23	—
Icosavax, Inc.	2,854	885
Inhibrx, Inc., CVR(c)	3,315	5,503
		14,559
Total Rights — 0.0% (Cost: $9,996)		14,559
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29)	127	180
Total Warrants — 0.0% (Cost: $ — )		180
Total Long-Term Investments — 99.3% (Cost: $850,774,849)		1,144,992,529
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	95,820,386	$ 95,868,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	5,607,040	5,607,040
Total Short-Term Securities — 8.8% (Cost: $101,474,743)		101,475,336
Total Investments — 108.1% (Cost: $952,249,592)		1,246,467,865
Liabilities in Excess of Other Assets — (8.1)%		(93,855,585)
Net Assets — 100.0%		$ 1,152,612,280

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 83,442,502	$ 12,418,593 (a)	$ —	$ 6,609	$ 592	$ 95,868,296	95,820,386	$ 442,769 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	4,484,385	1,122,655 (a)	—	—	—	5,607,040	5,607,040	109,682	—
iShares Russell 2000 ETF	3,866,968	43,997,358	(41,096,625)	836,054	618,841	8,222,596	31,668	61,819	—
iShares Russell Mid-Cap ETF	2,914,475	28,755,930	(25,973,706)	220,237	207,231	6,124,167	61,748	52,540	—
				$ 1,062,900	$ 826,664	$ 115,822,099		$ 666,810	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	31	03/20/26	$ 4,068	$ 40,350
S&P Mid 400 E-Mini Index	12	03/20/26	4,137	54,264
				$ 94,614
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 94,614	$ —	$ —	$ —	$ 94,614

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 206,936	$ —	$ —	$ 405,168	$ 612,104
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 152,730	$ —	$ —	$ —	$ 152,730
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,526,100
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 39,575,330	$ —	$ —	$ 39,575,330
Air Freight & Logistics	5,165,183	—	—	5,165,183
Automobile Components	9,341,178	—	—	9,341,178
Automobiles	3,529,116	—	—	3,529,116
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 71,079,139	$ —	$ —	$ 71,079,139
Beverages	4,324,062	—	—	4,324,062
Biotechnology	66,567,662	—	—	66,567,662
Broadline Retail	3,402,699	—	—	3,402,699
Building Products	19,791,002	—	—	19,791,002
Capital Markets	33,440,035	—	—	33,440,035
Chemicals	20,608,021	—	—	20,608,021
Commercial Services & Supplies	11,363,014	—	—	11,363,014
Communications Equipment	17,031,976	—	—	17,031,976
Construction & Engineering	32,785,036	—	—	32,785,036
Construction Materials	2,450,238	—	—	2,450,238
Consumer Finance	13,644,304	—	—	13,644,304
Consumer Staples Distribution & Retail	15,991,703	—	—	15,991,703
Containers & Packaging	12,602,875	—	—	12,602,875
Distributors	2,998,745	—	—	2,998,745
Diversified Consumer Services	11,658,150	—	—	11,658,150
Diversified REITs	2,427,921	—	—	2,427,921
Diversified Telecommunication Services	7,674,031	—	—	7,674,031
Electric Utilities	8,917,191	—	—	8,917,191
Electrical Equipment	23,509,472	—	—	23,509,472
Electronic Equipment, Instruments & Components	37,679,184	—	—	37,679,184
Energy Equipment & Services	15,442,397	—	—	15,442,397
Entertainment	5,005,692	—	—	5,005,692
Financial Services	20,156,990	—	—	20,156,990
Food Products	8,891,538	—	—	8,891,538
Gas Utilities	8,046,125	—	—	8,046,125
Ground Transportation	11,340,158	—	—	11,340,158
Health Care Equipment & Supplies	18,715,231	—	—	18,715,231
Health Care Providers & Services	23,724,470	—	—	23,724,470
Health Care REITs	8,053,825	—	—	8,053,825
Health Care Technology	2,182,845	—	—	2,182,845
Hotel & Resort REITs	5,096,579	—	—	5,096,579
Hotels, Restaurants & Leisure	26,041,731	—	—	26,041,731
Household Durables	18,177,553	—	—	18,177,553
Household Products	1,517,610	—	—	1,517,610
Independent Power and Renewable Electricity Producers	7,012,260	—	—	7,012,260
Industrial Conglomerates	124,596	—	—	124,596
Industrial REITs	7,627,378	—	—	7,627,378
Insurance	35,478,125	—	—	35,478,125
Interactive Media & Services	4,405,138	—	—	4,405,138
IT Services	8,073,611	—	—	8,073,611
Leisure Products	6,349,669	—	—	6,349,669
Life Sciences Tools & Services	14,623,395	—	—	14,623,395
Machinery	54,467,922	—	—	54,467,922
Marine Transportation	2,233,362	—	—	2,233,362
Media	11,636,347	—	—	11,636,347
Metals & Mining	23,143,863	—	—	23,143,863
Mortgage Real Estate Investment Trusts (REITs)	10,220,667	—	—	10,220,667
Multi-Utilities	5,481,795	—	—	5,481,795
Office REITs	6,482,266	—	—	6,482,266
Oil, Gas & Consumable Fuels	31,386,879	—	—	31,386,879
Paper & Forest Products	1,189,066	—	—	1,189,066
Passenger Airlines	4,305,689	—	—	4,305,689
Personal Care Products	2,409,445	—	—	2,409,445
Pharmaceuticals	18,768,692	—	113	18,768,805
Professional Services	19,914,010	—	—	19,914,010
Real Estate Management & Development	8,352,286	—	—	8,352,286
Residential REITs	6,892,855	—	—	6,892,855
Retail REITs	14,918,138	—	—	14,918,138
Semiconductors & Semiconductor Equipment	33,604,512	—	—	33,604,512
Software	47,671,981	173,591	—	47,845,572
Specialized REITs	9,322,706	—	—	9,322,706
Specialty Retail	25,384,847	—	—	25,384,847

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 18,818,581	$ —	$ —	$ 18,818,581
Textiles, Apparel & Luxury Goods	12,764,067	—	—	12,764,067
Tobacco	542,577	—	—	542,577
Trading Companies & Distributors	21,965,416	—	—	21,965,416
Transportation Infrastructure	26,149	—	—	26,149
Water Utilities	3,140,497	—	—	3,140,497
Wireless Telecommunication Services	1,768,525	—	—	1,768,525
Investment Companies	14,346,763	—	—	14,346,763
Rights	—	885	13,674	14,559
Warrants	—	180	—	180
Short-Term Securities
Money Market Funds	101,475,336	—	—	101,475,336
	$1,246,279,422	$174,656	$13,787	$1,246,467,865
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 94,614	$ —	$ —	$ 94,614

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.(a)	2,580	$ 273,248
AeroVironment, Inc.(a)	2,367	658,949
AerSale Corp.(a)	1,574	11,789
Archer Aviation, Inc., Class A(a)	42,177	303,253
Astronics Corp.(a)	1,757	133,093
ATI, Inc.(a)	8,558	1,029,527
Axon Enterprise, Inc.(a)	4,739	2,291,686
Boeing Co.(a)	47,488	11,098,895
BWX Technologies, Inc.	5,796	1,190,672
Byrna Technologies, Inc.(a)(b)	1,282	17,576
Cadre Holdings, Inc.	1,412	56,494
Carpenter Technology Corp.	3,026	961,754
Curtiss-Wright Corp.	2,388	1,568,176
Ducommun, Inc.(a)	926	104,962
Eve Holding, Inc.(a)(b)	9,263	36,496
Firefly Aerospace, Inc.(a)	2,142	53,978
General Dynamics Corp.	16,054	5,636,399
General Electric Co.	66,082	20,273,297
HEICO Corp.(b)	2,627	869,301
HEICO Corp., Class A	4,764	1,212,867
Hexcel Corp.	5,093	421,751
Howmet Aerospace, Inc.	25,475	5,300,838
Huntington Ingalls Industries, Inc.	2,477	1,041,603
Intuitive Machines, Inc., Class A(a)(b)	7,937	150,724
Karman Holdings, Inc.(a)	3,414	354,373
Kratos Defense & Security Solutions, Inc.(a)	10,484	1,079,957
L3Harris Technologies, Inc.	11,864	4,067,572
Leonardo DRS, Inc.	4,533	186,125
Loar Holdings, Inc.(a)(b)	2,469	169,324
Lockheed Martin Corp.	13,104	8,310,819
Mercury Systems, Inc.(a)	3,148	295,534
Moog, Inc., Class A	1,819	555,432
National Presto Industries, Inc.	368	46,883
Northrop Grumman Corp.	8,615	5,963,820
Park Aerospace Corp.	1,798	44,033
Red Cat Holdings, Inc.(a)(b)	5,568	75,168
Redwire Corp.(a)	2,462	28,929
Rocket Lab Corp.(a)(b)	26,283	2,104,480
RTX Corp.	84,997	17,078,447
StandardAero, Inc.(a)	9,452	291,972
Textron, Inc.	11,031	971,390
TransDigm Group, Inc.	3,512	5,013,520
V2X, Inc.(a)	1,554	106,962
Voyager Technologies, Inc., Class A(a)(b)	1,486	45,368
VSE Corp.(b)	1,409	307,965
Woodward, Inc.	3,804	1,209,063
		103,004,464
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	7,462	1,454,717
Expeditors International of Washington, Inc.	8,739	1,402,959
FedEx Corp.	13,616	4,387,756
Forward Air Corp.(a)(b)	1,607	44,803
GXO Logistics, Inc.(a)	7,459	422,105
Hub Group, Inc., Class A	4,172	198,504
Radiant Logistics, Inc.(a)	1,065	7,167
United Parcel Service, Inc., Class B	46,630	4,953,039
		12,871,050
Automobile Components — 0.1%
Adient PLC(a)	5,612	116,730
Security	Shares	Value
Automobile Components (continued)
American Axle & Manufacturing Holdings, Inc.(a)	6,123	$ 48,800
Aptiv PLC(a)	13,799	1,045,274
BorgWarner, Inc.	13,480	639,087
Cooper-Standard Holdings, Inc.(a)	698	21,896
Dana, Inc.	6,960	201,144
Dorman Products, Inc.(a)	1,914	237,719
Fox Factory Holding Corp.(a)	2,625	48,300
Garrett Motion, Inc.	9,102	164,200
Gentex Corp.	14,762	339,674
Gentherm, Inc.(a)	2,298	73,444
Goodyear Tire & Rubber Co.(a)	17,489	164,571
Holley, Inc.(a)	3,298	12,697
LCI Industries	1,621	237,785
Lear Corp.	3,240	379,372
Patrick Industries, Inc.	2,094	264,200
Phinia, Inc.	2,312	164,545
QuantumScape Corp., Class A(a)	28,744	254,384
Solid Power, Inc., Class A(a)(b)	8,899	39,868
Standard Motor Products, Inc.	1,696	67,721
Visteon Corp.	1,648	149,737
XPEL, Inc.(a)	1,523	78,450
		4,749,598
Automobiles — 2.0%
Ford Motor Co.	248,009	3,442,365
General Motors Co.	59,266	4,978,344
Harley-Davidson, Inc.	7,932	157,054
Lucid Group, Inc.(a)(b)	7,689	85,117
Rivian Automotive, Inc., Class A(a)	49,955	736,836
Tesla, Inc.(a)	179,259	77,154,866
Thor Industries, Inc.	3,278	366,710
Winnebago Industries, Inc.	2,035	93,427
		87,014,719
Banks — 3.8%
1st Source Corp.	997	67,128
ACNB Corp.	658	33,242
Amalgamated Financial Corp.	1,444	56,085
Amerant Bancorp, Inc.	2,297	49,845
Ameris Bancorp	4,339	349,810
Arrow Financial Corp.	1,851	62,582
Associated Banc-Corp.	9,992	272,382
Atlantic Union Bankshares Corp.	9,021	350,376
Axos Financial, Inc.(a)	3,469	343,396
Banc of California, Inc.	8,476	169,350
BancFirst Corp.	1,313	144,364
Bancorp, Inc.(a)	2,594	154,187
Bank First Corp.	578	80,654
Bank of America Corp.	422,453	22,474,500
Bank of Hawaii Corp.	2,181	163,095
Bank of Marin Bancorp	1,301	34,932
Bank of NT Butterfield & Son Ltd.	2,623	135,871
Bank OZK	6,920	329,115
BankUnited, Inc.	5,109	242,524
Banner Corp.	2,344	144,953
Bar Harbor Bankshares	1,349	45,745
BayCom Corp.	1,314	38,343
BCB Bancorp, Inc.	1,342	10,588
Beacon Financial Corp.	5,576	158,080
Blue Foundry Bancorp(a)	1,829	24,051
BOK Financial Corp.	1,405	182,566
Bridgewater Bancshares, Inc.(a)	1,355	26,030
Burke & Herbert Financial Services Corp.	750	49,110

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Business First Bancshares, Inc.	2,631	$ 74,115
Byline Bancorp, Inc.	1,662	53,068
Cadence Bank	6,933	291,949
Camden National Corp.	1,025	48,759
Capital Bancorp, Inc.	643	19,753
Capital City Bank Group, Inc.	1,111	46,395
Capitol Federal Financial, Inc.	5,759	41,926
Carter Bankshares, Inc.(a)	1,163	24,900
Cathay General Bancorp	4,573	234,046
Central Pacific Financial Corp.	427	13,907
ChoiceOne Financial Services, Inc.	1,113	31,932
Citigroup, Inc.	112,748	13,046,071
Citizens & Northern Corp.	1,802	41,014
Citizens Financial Group, Inc.	27,268	1,717,339
Citizens Financial Services, Inc.	365	23,086
City Holding Co.	990	121,859
Civista Bancshares, Inc.	808	19,497
CNB Financial Corp.	1,531	42,409
Coastal Financial Corp.(a)	714	68,387
Colony Bankcorp, Inc.	1,564	30,435
Columbia Banking System, Inc.	19,765	581,882
Columbia Financial, Inc.(a)	2,444	39,764
Comerica, Inc.	8,290	735,074
Commerce Bancshares, Inc.	8,221	432,753
Community Financial System, Inc.	3,600	225,000
Community Trust Bancorp, Inc.	982	60,589
Community West Bancshares	1,053	25,240
ConnectOne Bancorp, Inc.	2,984	79,434
Cullen/Frost Bankers, Inc.	3,777	520,546
Customers Bancorp, Inc.(a)	1,668	131,805
CVB Financial Corp.	8,995	177,291
Dime Community Bancshares, Inc.	1,767	60,113
Eagle Bancorp, Inc.	1,044	27,937
East West Bancorp, Inc.	8,683	993,683
Eastern Bankshares, Inc.	14,366	294,288
Enterprise Financial Services Corp.	2,436	139,705
Equity Bancshares, Inc., Class A	1,265	58,342
Esquire Financial Holdings, Inc.(b)	654	69,736
Farmers & Merchants Bancorp, Inc./Archbold	828	22,215
Farmers National Banc Corp.	1,865	24,208
FB Financial Corp.	2,244	129,097
Fifth Third Bancorp	42,303	2,124,457
Financial Institutions, Inc.	1,577	51,946
First Bancorp, Inc.	314	8,588
First BanCorp./Puerto Rico	4,434	98,080
First Bancorp/Southern Pines NC	1,949	112,906
First Bank	1,767	29,474
First Busey Corp.	6,005	148,023
First Business Financial Services, Inc.	758	43,449
First Citizens BancShares, Inc., Class A	575	1,190,003
First Commonwealth Financial Corp.	6,445	116,203
First Community Bankshares, Inc.	972	35,011
First Financial Bancorp	6,548	188,190
First Financial Bankshares, Inc.	8,460	269,197
First Financial Corp.	1,022	66,594
First Foundation, Inc.(a)	8,534	53,594
First Hawaiian, Inc.	7,638	202,789
First Horizon Corp.	31,938	782,162
First Interstate BancSystem, Inc., Class A	6,284	222,893
First Merchants Corp.	3,624	144,090
First Mid Bancshares, Inc.	1,619	68,160
Firstsun Capital Bancorp(a)	1,127	44,494
Five Star Bancorp	948	37,560
Security	Shares	Value
Banks (continued)
Flagstar Bank NA	18,299	$ 241,913
Flushing Financial Corp.	2,055	32,448
FNB Corp.	22,550	395,752
Fulton Financial Corp.	11,311	233,572
German American Bancorp, Inc.	1,773	74,590
Glacier Bancorp, Inc.	7,810	395,811
Great Southern Bancorp, Inc.	559	34,311
Greene County Bancorp, Inc.	778	18,236
Hancock Whitney Corp.	5,193	357,278
Hanmi Financial Corp.	907	24,099
HBT Financial, Inc.	1,273	34,346
Heritage Commerce Corp.	3,436	43,740
Heritage Financial Corp.	1,053	27,178
Hilltop Holdings, Inc.	2,354	88,157
Hingham Institution For Savings(b)	79	23,578
Home Bancorp, Inc.	190	11,341
Home BancShares, Inc.	11,845	342,320
HomeTrust Bancshares, Inc.	642	27,683
Hope Bancorp, Inc.	7,383	88,448
Horizon Bancorp, Inc.	2,632	46,376
Huntington Bancshares, Inc.	98,372	1,719,543
Independent Bank Corp.	3,974	279,725
International Bancshares Corp.	3,429	238,796
John Marshall Bancorp, Inc.	759	15,666
JPMorgan Chase & Co.	172,586	52,792,332
Kearny Financial Corp.	5,495	42,806
KeyCorp	60,073	1,292,771
Lakeland Financial Corp.	1,478	88,089
Live Oak Bancshares, Inc.	2,391	95,544
M&T Bank Corp.	9,765	2,163,631
Mechanics Bancorp, Class A	4,013	60,155
Mercantile Bank Corp.	998	51,876
Metrocity Bankshares, Inc.	1,908	53,748
Metropolitan Bank Holding Corp.	533	49,356
Mid Penn Bancorp, Inc.	806	26,590
Midland States Bancorp, Inc.	963	22,005
MidWestOne Financial Group, Inc.	1,021	47,293
MVB Financial Corp.	865	24,428
National Bank Holdings Corp., Class A	2,275	91,409
NB Bancorp, Inc.	1,905	41,377
NBT Bancorp, Inc.	3,198	142,087
Nicolet Bankshares, Inc.	940	137,221
Northeast Bank	629	72,480
Northfield Bancorp, Inc.	2,756	33,954
Northrim BanCorp, Inc.	2,288	53,905
Northwest Bancshares, Inc.	8,857	114,078
NU Holdings Ltd., Class A(a)	212,506	3,771,981
OceanFirst Financial Corp.	4,668	87,525
OFG Bancorp	2,791	112,477
Old National Bancorp	22,582	551,678
Old Second Bancorp, Inc.	2,744	54,441
Orange County Bancorp, Inc.	1,391	42,871
Origin Bancorp, Inc.	1,892	81,034
Orrstown Financial Services, Inc.	1,174	42,287
Park National Corp.	1,046	170,435
Pathward Financial, Inc.	1,236	111,598
PCB Bancorp	1,231	27,624
Peapack-Gladstone Financial Corp.	1,216	38,572
Peoples Bancorp, Inc.	2,207	71,772
Peoples Financial Services Corp.	546	28,447
Pinnacle Financial Partners, Inc.	9,463	899,837
PNC Financial Services Group, Inc.	25,103	5,605,500
Popular, Inc.	4,170	556,820
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Preferred Bank	305	$ 26,160
Primis Financial Corp.	1,942	26,178
Prosperity Bancshares, Inc.	5,985	413,025
Provident Financial Services, Inc.	7,831	173,378
QCR Holdings, Inc.	904	81,595
RBB Bancorp	350	7,259
Red River Bancshares, Inc.	282	23,423
Regions Financial Corp.	56,183	1,601,215
Renasant Corp.	5,929	223,583
Republic Bancorp, Inc., Class A	538	39,064
S&T Bancorp, Inc.	2,286	97,475
Seacoast Banking Corp. of Florida	5,847	195,524
ServisFirst Bancshares, Inc.	3,545	290,158
Shore Bancshares, Inc.	2,166	41,089
Sierra Bancorp	1,347	47,697
Simmons First National Corp., Class A	9,597	195,107
SmartFinancial, Inc.	1,272	50,778
South Plains Financial, Inc.	1,099	45,784
Southern First Bancshares, Inc.(a)	161	8,845
Southern Missouri Bancorp, Inc.	347	21,712
Southside Bancshares, Inc.	1,208	38,886
Southstate Bank Corp.	6,371	651,944
Stellar Bancorp, Inc.	2,975	110,491
Stock Yards Bancorp, Inc.	1,716	116,156
Texas Capital Bancshares, Inc.(a)	2,861	289,447
TFS Financial Corp.	4,986	70,178
Third Coast Bancshares, Inc.(a)	1,211	49,118
Tompkins Financial Corp.	1,151	92,218
Towne Bank	4,616	161,560
TriCo Bancshares	1,964	97,846
Triumph Financial, Inc.(a)	1,335	84,225
Truist Financial Corp.	81,954	4,214,075
TrustCo Bank Corp.	719	31,205
Trustmark Corp.	3,530	150,096
U.S. Bancorp	99,224	5,567,459
UMB Financial Corp.	4,570	581,030
United Bankshares, Inc.	8,569	362,726
United Community Banks, Inc.	3,642	125,394
Univest Financial Corp.	1,834	60,779
USCB Financial Holdings, Inc., Class A	1,758	33,138
Valley National Bancorp	30,499	380,018
WaFd, Inc.	5,659	184,597
Washington Trust Bancorp, Inc.	1,069	36,742
Webster Financial Corp.	10,409	684,600
Wells Fargo & Co.	199,709	18,071,667
WesBanco, Inc.	5,904	208,352
West BanCorp, Inc.	1,337	31,727
Westamerica BanCorp	1,572	79,512
Western Alliance Bancorp	6,853	610,945
Wintrust Financial Corp.	4,193	618,426
WSFS Financial Corp.	3,434	222,283
Zions Bancorp N.A.	9,529	570,882
		165,794,028
Beverages — 1.0%
Boston Beer Co., Inc., Class A(a)	590	126,036
Brown-Forman Corp., Class A	2,982	82,989
Brown-Forman Corp., Class B	8,767	239,953
Celsius Holdings, Inc.(a)	10,406	546,107
Coca-Cola Co.	247,063	18,482,783
Coca-Cola Consolidated, Inc.	3,717	565,207
Constellation Brands, Inc., Class A	9,026	1,414,374
Keurig Dr. Pepper, Inc.	82,273	2,257,571
Security	Shares	Value
Beverages (continued)
MGP Ingredients, Inc.	1,116	$ 27,799
Molson Coors Beverage Co., Class B	10,801	518,880
Monster Beverage Corp.(a)	44,317	3,579,041
National Beverage Corp.(a)	1,540	52,483
PepsiCo, Inc.	87,057	13,374,567
Primo Brands Corp.	17,369	328,969
Vita Coco Co., Inc.(a)	3,365	179,523
		41,776,282
Biotechnology — 2.2%
4D Molecular Therapeutics, Inc.(a)	3,771	33,411
AbbVie, Inc.	112,549	25,099,552
Absci Corp.(a)(b)	12,031	35,973
ACADIA Pharmaceuticals, Inc.(a)	7,957	199,959
ADC Therapeutics SA(a)	2,644	9,545
ADMA Biologics, Inc.(a)	15,650	270,745
Agios Pharmaceuticals, Inc.(a)	3,560	97,686
Akebia Therapeutics, Inc.(a)	20,965	29,561
Aldeyra Therapeutics, Inc.(a)(b)	3,447	18,476
Alector, Inc.(a)(b)	2,986	5,644
Alkermes PLC(a)	10,139	343,611
Allogene Therapeutics, Inc.(a)	5,719	10,523
Alnylam Pharmaceuticals, Inc.(a)	8,053	2,722,397
Altimmune, Inc.(a)(b)	4,063	22,753
Amgen, Inc.	34,171	11,682,381
Amicus Therapeutics, Inc.(a)	18,722	267,537
AnaptysBio, Inc.(a)	865	41,010
Anavex Life Sciences Corp.(a)(b)	5,000	23,500
Anika Therapeutics, Inc.(a)	1,304	12,036
Annexon, Inc.(a)	6,182	38,576
Apellis Pharmaceuticals, Inc.(a)	6,746	152,325
Apogee Therapeutics, Inc.(a)	2,661	174,322
Arbutus Biopharma Corp.(a)(b)	7,498	30,967
Arcellx, Inc.(a)(b)	2,153	147,071
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	9,001
Arcus Biosciences, Inc.(a)	5,664	119,171
Arcutis Biotherapeutics, Inc.(a)(b)	7,737	196,288
Ardelyx, Inc.(a)	12,429	95,579
ArriVent Biopharma, Inc.(a)(b)	2,616	58,834
Arrowhead Pharmaceuticals, Inc.(a)	8,112	562,405
ARS Pharmaceuticals, Inc.(a)(b)	4,460	44,555
aTyr Pharma, Inc.(a)	7,487	6,610
Aura Biosciences, Inc.(a)	383	2,145
Aurinia Pharmaceuticals, Inc.(a)	8,475	123,142
Avidity Biosciences, Inc.(a)	7,085	514,158
Avita Medical, Inc.(a)(b)	1,749	7,713
Beam Therapeutics, Inc.(a)(b)	5,581	154,147
Bicara Therapeutics, Inc.(a)(b)	1,259	21,151
BioCryst Pharmaceuticals, Inc.(a)	17,535	115,380
Biogen, Inc.(a)	9,280	1,669,379
Biohaven Ltd.(a)	6,094	72,092
BioMarin Pharmaceutical, Inc.(a)	11,927	674,353
Bridgebio Pharma, Inc.(a)(b)	9,974	770,691
Bright Minds Biosciences, Inc.(a)(b)	462	35,921
Capricor Therapeutics, Inc.(a)	2,768	60,592
Cardiff Oncology, Inc.(a)(b)	10,745	18,804
CareDx, Inc.(a)	4,277	87,892
Caris Life Sciences, Inc.(a)	1,348	31,220
Catalyst Pharmaceuticals, Inc.(a)	7,096	172,433
Celcuity, Inc.(a)(b)	2,005	219,387
Celldex Therapeutics, Inc.(a)	4,265	104,919
CG oncology, Inc.(a)(b)	3,464	180,301
Cogent Biosciences, Inc.(a)	9,209	330,695

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Coherus Oncology, Inc.(a)(b)	6,286	$ 13,578
Compass Therapeutics, Inc.(a)(b)	8,157	52,205
Corvus Pharmaceuticals, Inc.(a)	3,598	74,479
CRISPR Therapeutics AG(a)(b)	5,693	284,422
Cullinan Therapeutics, Inc.(a)	4,093	48,952
Cytokinetics, Inc.(a)	7,503	474,115
Day One Biopharmaceuticals, Inc.(a)	3,982	44,439
Denali Therapeutics, Inc.(a)(b)	8,773	190,725
Design Therapeutics, Inc.(a)	2,613	26,679
Dianthus Therapeutics, Inc.(a)	1,702	90,870
Disc Medicine, Inc.(a)	1,841	142,346
Dynavax Technologies Corp.(a)	8,014	124,097
Dyne Therapeutics, Inc.(a)(b)	8,944	160,008
Editas Medicine, Inc.(a)(b)	6,257	12,451
Emergent BioSolutions, Inc.(a)	2,372	26,898
Enanta Pharmaceuticals, Inc.(a)	1,355	17,480
Entrada Therapeutics, Inc.(a)	1,826	20,889
Erasca, Inc.(a)	10,908	114,643
Exact Sciences Corp.(a)	11,833	1,210,989
Exelixis, Inc.(a)	16,740	692,366
Fate Therapeutics, Inc.(a)	5,497	6,541
Foghorn Therapeutics, Inc.(a)	1,251	7,143
Geron Corp.(a)(b)	43,271	59,281
Gilead Sciences, Inc.	79,120	11,231,084
Gossamer Bio, Inc.(a)(b)	13,303	30,331
GRAIL, Inc.(a)(b)	2,342	229,094
Halozyme Therapeutics, Inc.(a)	7,370	528,503
Heron Therapeutics, Inc.(a)(b)	5,088	6,716
Humacyte, Inc.(a)(b)	4,049	4,040
Ideaya Biosciences, Inc.(a)(b)	5,296	170,478
ImmunityBio, Inc.(a)(b)	7,947	49,669
Immunome, Inc.(a)(b)	4,279	105,349
Immunovant, Inc.(a)	5,346	138,996
Incyte Corp.(a)	10,193	1,020,014
Inhibrx Biosciences, Inc.(a)	560	42,711
Insmed, Inc.(a)	13,303	2,086,842
Intellia Therapeutics, Inc.(a)(b)	5,528	72,693
Ionis Pharmaceuticals, Inc.(a)(b)	10,046	830,503
Iovance Biotherapeutics, Inc.(a)(b)	18,001	45,903
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	43,047
Jade Biosciences, Inc.	2,845	44,410
Janux Therapeutics, Inc.(a)(b)	2,065	28,311
KalVista Pharmaceuticals, Inc.(a)(b)	2,567	40,071
Keros Therapeutics, Inc.(a)	1,802	32,274
Kodiak Sciences, Inc.(a)(b)	1,928	43,901
Krystal Biotech, Inc.(a)	1,586	442,875
Kura Oncology, Inc.(a)	4,970	40,356
Kymera Therapeutics, Inc.(a)	3,501	254,488
Larimar Therapeutics, Inc.(a)(b)	4,731	16,748
Lexeo Therapeutics, Inc.(a)	4,465	33,086
Madrigal Pharmaceuticals, Inc.(a)	1,144	559,771
MannKind Corp.(a)(b)	23,145	133,778
MeiraGTx Holdings PLC(a)	2,029	15,441
MiMedx Group, Inc.(a)	9,149	46,751
Mineralys Therapeutics, Inc.(a)(b)	2,581	79,727
Mirum Pharmaceuticals, Inc.(a)	2,550	263,211
Moderna, Inc.(a)(b)	22,764	1,003,209
Monte Rosa Therapeutics, Inc.(a)	3,326	68,250
Myriad Genetics, Inc.(a)	6,730	37,823
Natera, Inc.(a)	8,248	1,906,443
Neurocrine Biosciences, Inc.(a)	6,152	837,041
Security	Shares	Value
Biotechnology (continued)
Neurogene, Inc.(a)	1,070	$ 18,896
Nkarta, Inc.(a)(b)	2,544	5,648
Novavax, Inc.(a)(b)	8,300	73,413
Nurix Therapeutics, Inc.(a)(b)	6,977	115,260
Nuvalent, Inc., Class A(a)	3,089	317,827
Olema Pharmaceuticals, Inc.(a)	3,954	101,697
Organogenesis Holdings, Inc.(a)	6,610	26,440
ORIC Pharmaceuticals, Inc.(a)	3,677	37,726
Oruka Therapeutics, Inc.(a)	2,807	96,084
Palvella Therapeutics, Inc.(a)	490	37,578
Perspective Therapeutics, Inc.(a)(b)	3,920	14,857
Praxis Precision Medicines, Inc.(a)	1,543	484,502
Precigen, Inc.(a)(b)	5,740	25,773
Prime Medicine, Inc.(a)(b)	2,694	10,264
Protagonist Therapeutics, Inc.(a)	3,529	288,672
Prothena Corp. PLC(a)(b)	2,491	21,946
PTC Therapeutics, Inc.(a)	4,884	368,889
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,733	99,441
Regeneron Pharmaceuticals, Inc.	6,447	4,780,128
REGENXBIO, Inc.(a)(b)	3,603	40,209
Relay Therapeutics, Inc.(a)(b)	10,571	80,974
Replimune Group, Inc.(a)	3,154	22,173
Revolution Medicines, Inc.(a)	10,990	1,065,480
Rezolute, Inc.(a)	5,514	18,417
Rhythm Pharmaceuticals, Inc.(a)	3,416	350,208
Rigel Pharmaceuticals, Inc.(a)	1,105	38,520
Rocket Pharmaceuticals, Inc.(a)(b)	4,600	16,008
Roivant Sciences Ltd.(a)	24,499	529,668
Sana Biotechnology, Inc.(a)(b)	11,242	49,802
Sarepta Therapeutics, Inc.(a)(b)	6,626	134,773
Savara, Inc.(a)	7,236	39,074
Scholar Rock Holding Corp.(a)(b)	5,414	240,057
Sionna Therapeutics, Inc.(a)	1,048	44,288
Soleno Therapeutics, Inc.(a)(b)	2,750	106,040
Solid Biosciences, Inc.(a)(b)	2,054	13,269
Spyre Therapeutics, Inc.(a)(b)	4,592	146,852
Stoke Therapeutics, Inc.(a)(b)	3,419	103,732
Summit Therapeutics, Inc.(a)(b)	8,075	116,926
Syndax Pharmaceuticals, Inc.(a)(b)	4,959	100,717
Tango Therapeutics, Inc.(a)(b)	7,222	83,847
Taysha Gene Therapies, Inc.(a)	14,523	65,499
TG Therapeutics, Inc.(a)	9,652	284,058
Travere Therapeutics, Inc.(a)(b)	5,719	177,804
Twist Bioscience Corp.(a)(b)	3,793	155,779
Tyra Biosciences, Inc.(a)	1,832	56,462
Ultragenyx Pharmaceutical, Inc.(a)	6,233	150,028
United Therapeutics Corp.(a)	2,694	1,264,806
Upstream Bio, Inc.(a)(b)	1,800	55,944
UroGen Pharma Ltd.(a)	1,616	31,690
Vanda Pharmaceuticals, Inc.(a)	2,945	22,205
Vaxcyte, Inc.(a)	7,388	395,775
Vera Therapeutics, Inc., Class A(a)	3,229	139,687
Veracyte, Inc.(a)	5,067	192,951
Verastem, Inc.(a)	5,492	33,501
Vericel Corp.(a)	3,406	122,548
Vertex Pharmaceuticals, Inc.(a)	16,338	7,677,226
Viking Therapeutics, Inc.(a)(b)	7,100	206,184
Vir Biotechnology, Inc.(a)	5,579	41,508
Viridian Therapeutics, Inc.(a)	4,821	159,093
Voyager Therapeutics, Inc.(a)(b)	2,518	9,820
Xencor, Inc.(a)	3,868	46,764
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)	4,505	$ 184,750
Zenas Biopharma, Inc.(a)	1,247	22,907
Zymeworks, Inc.(a)(b)	3,388	76,332
		96,227,449
Broadline Retail — 3.5%
Amazon.com, Inc.(a)	609,428	145,836,121
Coupang, Inc., Class A(a)	83,114	1,675,578
Dillard’s, Inc., Class A(b)	175	106,323
eBay, Inc.	28,699	2,617,923
Etsy, Inc.(a)	6,053	320,567
Groupon, Inc.(a)(b)	2,275	32,191
Kohl’s Corp.	6,902	120,578
Macy’s, Inc.	17,106	342,462
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,765	415,317
Savers Value Village, Inc.(a)	1,377	14,266
		151,481,326
Building Products — 0.6%
A.O. Smith Corp.	7,240	532,068
AAON, Inc.	4,095	372,891
Advanced Drainage Systems, Inc.	4,442	675,362
Allegion PLC	5,591	924,695
American Woodmark Corp.(a)	1,233	73,228
Apogee Enterprises, Inc.	1,427	52,984
Armstrong World Industries, Inc.	2,731	501,794
AZZ, Inc.	1,867	232,049
Builders FirstSource, Inc.(a)	7,014	802,402
Carlisle Cos., Inc.	2,631	896,882
Carrier Global Corp.	49,879	2,971,791
CSW Industrials, Inc.	973	262,691
Fortune Brands Innovations, Inc.	7,637	413,162
Gibraltar Industries, Inc.(a)	1,865	95,600
Griffon Corp.	2,530	206,068
Hayward Holdings, Inc.(a)	11,880	191,743
Insteel Industries, Inc.	1,232	40,828
Janus International Group, Inc.(a)	10,578	72,565
JELD-WEN Holding, Inc.(a)	6,029	16,399
Johnson Controls International PLC	41,941	5,001,884
Lennox International, Inc.	2,070	1,024,816
Masco Corp.	12,907	853,024
Masterbrand, Inc.(a)(b)	8,295	100,535
Modine Manufacturing Co.(a)	3,201	591,097
Owens Corning	5,416	649,053
Quanex Building Products Corp.	2,024	37,889
Resideo Technologies, Inc.(a)	8,239	282,268
Simpson Manufacturing Co., Inc.	2,694	476,245
Tecnoglass, Inc.	1,729	84,565
Trane Technologies PLC	14,163	5,956,675
Trex Co., Inc.(a)	6,526	270,307
UFP Industries, Inc.	3,867	399,384
Zurn Elkay Water Solutions Corp.	9,531	439,474
		25,502,418
Capital Markets — 3.4%
Acadian Asset Management, Inc.	1,883	104,356
Affiliated Managers Group, Inc.	1,696	531,001
AlTi Global, Inc., Class A(a)(b)	6,212	29,134
Ameriprise Financial, Inc.	5,905	3,113,057
Ares Management Corp., Class A	11,954	1,789,155
Artisan Partners Asset Management, Inc., Class A	3,613	160,851
Bank of New York Mellon Corp.	44,327	5,315,694
BGC Group, Inc., Class A	22,373	203,818
Security	Shares	Value
Capital Markets (continued)
Blackrock, Inc.(c)	9,693	$ 10,845,885
Blackstone, Inc., Class A	47,122	6,711,115
Blue Owl Capital, Inc., Class A	41,353	564,055
Brookfield Asset Management Ltd., Class A	24,292	1,207,555
Bullish(a)	2,221	67,074
Carlyle Group, Inc.	16,614	976,571
Cboe Global Markets, Inc.	6,655	1,763,974
Charles Schwab Corp.	108,423	11,267,318
CME Group, Inc., Class A	22,847	6,604,154
Cohen & Steers, Inc.	1,830	117,596
Coinbase Global, Inc., Class A(a)	14,157	2,756,934
Diamond Hill Investment Group, Inc., Class A	101	17,306
DigitalBridge Group, Inc., Class A	11,708	180,186
Donnelley Financial Solutions, Inc.(a)	1,458	75,451
Evercore, Inc., Class A	2,342	827,358
FactSet Research Systems, Inc.	2,379	605,122
Forge Global Holdings, Inc.(a)	709	31,692
Franklin Resources, Inc.	19,295	513,633
Freedom Holding Corp.(a)(b)	1,141	141,142
GCM Grosvenor, Inc., Class A	2,165	24,508
Goldman Sachs Group, Inc.	18,668	17,462,234
Hamilton Lane, Inc., Class A	2,666	376,546
Houlihan Lokey, Inc., Class A	3,436	578,348
Interactive Brokers Group, Inc., Class A	27,243	2,039,956
Intercontinental Exchange, Inc.	36,243	6,298,309
Invesco Ltd.	23,471	640,524
Janus Henderson Group PLC	7,893	379,890
Jefferies Financial Group, Inc.	9,727	595,098
KKR & Co., Inc., Class A	43,084	4,922,778
Lazard, Inc.	6,306	338,758
LPL Financial Holdings, Inc.	5,062	1,845,099
Marex Group PLC	3,698	145,997
MarketAxess Holdings, Inc.	2,264	383,137
Miami International Holdings, Inc.(a)(b)	1,776	74,112
Moelis & Co., Class A	4,116	294,994
Moody’s Corp.	9,876	5,091,671
Morgan Stanley	73,168	13,375,110
Morningstar, Inc.	1,436	290,201
MSCI, Inc., Class A	4,626	2,818,252
Nasdaq, Inc.	28,766	2,787,138
Northern Trust Corp.	11,942	1,784,493
Open Lending Corp.(a)	5,715	10,230
P10, Inc., Class A	2,388	25,743
Patria Investments Ltd., Class A	4,257	62,195
Perella Weinberg Partners	3,888	86,741
Piper Sandler Cos.	1,151	398,649
PJT Partners, Inc., Class A	1,390	240,512
Raymond James Financial, Inc.	11,329	1,879,028
Robinhood Markets, Inc., Class A(a)	47,017	4,677,251
S&P Global, Inc.	19,259	10,164,708
SEI Investments Co.	6,704	588,946
State Street Corp.	17,704	2,316,745
StepStone Group, Inc., Class A	4,241	299,796
Stifel Financial Corp.	6,280	774,324
StoneX Group, Inc.(a)	3,068	344,414
Strive, Inc., Class A(a)	13,829	11,355
T. Rowe Price Group, Inc.	13,739	1,451,937
TPG, Inc., Class A	8,234	485,065
Tradeweb Markets, Inc., Class A	7,538	776,942
Victory Capital Holdings, Inc., Class A	3,077	217,021
Virtu Financial, Inc., Class A	5,659	234,905
Virtus Investment Partners, Inc.	369	60,239

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Webull Corp.(a)	18,097	$ 127,222
WisdomTree, Inc.	8,155	132,111
XP, Inc., Class A	24,635	480,629
		144,915,048
Chemicals — 1.1%
AdvanSix, Inc.	1,773	28,084
Air Products and Chemicals, Inc.	14,113	3,845,793
Albemarle Corp.	7,465	1,273,753
American Vanguard Corp.(a)	1,202	6,106
Ashland, Inc.	2,815	172,165
ASP Isotopes, Inc.(a)(b)	4,710	29,861
Aspen Aerogels, Inc.(a)	3,713	12,513
Avient Corp.	6,209	224,455
Axalta Coating Systems Ltd.(a)	13,464	452,121
Balchem Corp.	2,008	341,701
Cabot Corp.	3,476	250,932
Celanese Corp., Class A	7,270	323,079
CF Industries Holdings, Inc.	10,192	950,200
Chemours Co.	9,301	139,422
Corteva, Inc.	43,461	3,163,961
Dow, Inc.	44,952	1,238,428
DuPont de Nemours, Inc.	26,592	1,167,921
Eastman Chemical Co.	7,291	505,412
Ecolab, Inc.	15,852	4,470,106
Ecovyst, Inc.(a)	8,228	87,299
Element Solutions, Inc.	14,305	416,276
FMC Corp.	8,070	127,506
Hawkins, Inc.	1,192	155,258
HB Fuller Co.	3,352	201,455
Huntsman Corp.	10,842	117,310
Ingevity Corp.(a)	2,428	159,738
Innospec, Inc.	1,590	129,935
International Flavors & Fragrances, Inc.	16,212	1,131,760
Intrepid Potash, Inc.(a)	1,114	36,584
Koppers Holdings, Inc.	1,368	40,301
Kronos Worldwide, Inc.	777	4,079
Linde PLC	29,834	13,633,243
LSB Industries, Inc.(a)	3,652	33,927
LyondellBasell Industries NV, Class A	16,273	797,377
Mativ Holdings, Inc.	4,908	59,141
Minerals Technologies, Inc.	2,032	133,624
Mosaic Co.	19,690	541,475
NewMarket Corp.	377	252,888
Olin Corp.	7,772	161,735
Orion SA	3,373	20,845
Perimeter Solutions, Inc.(a)	8,957	234,226
PPG Industries, Inc.	14,273	1,650,387
PureCycle Technologies, Inc.(a)(b)	9,838	94,051
Quaker Chemical Corp.	858	131,909
Rayonier Advanced Materials, Inc.(a)(b)	5,464	42,401
RPM International, Inc.	8,075	863,702
Scotts Miracle-Gro Co.	2,617	168,064
Sensient Technologies Corp.	2,722	257,283
Sherwin-Williams Co.	14,659	5,198,668
Solstice Advanced Materials, Inc.(a)	9,960	615,229
Stepan Co.	1,403	80,827
Tronox Holdings PLC	6,792	41,160
Westlake Corp.	2,011	159,513
		46,375,189
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	3,510	161,600
ACCO Brands Corp.	3,640	14,232
Security	Shares	Value
Commercial Services & Supplies (continued)
ACV Auctions, Inc., Class A(a)	10,052	$ 78,506
BrightView Holdings, Inc.(a)	2,533	33,841
Brink’s Co.	2,607	331,193
Casella Waste Systems, Inc., Class A(a)(b)	3,988	402,310
Cimpress PLC(a)	1,338	105,823
Cintas Corp.	21,842	4,180,340
Clean Harbors, Inc.(a)	3,316	861,862
Copart, Inc.(a)	56,178	2,279,703
CoreCivic, Inc.(a)	5,924	109,772
Deluxe Corp.	2,249	59,374
Ennis, Inc.	1,476	28,767
Enviri Corp.(a)	4,861	91,970
GEO Group, Inc.(a)	8,758	139,953
Healthcare Services Group, Inc.(a)	3,437	64,684
HNI Corp.	4,237	202,486
Interface, Inc., Class A	3,655	115,023
Liquidity Services, Inc.(a)	1,769	56,608
MillerKnoll, Inc.	5,129	102,990
Montrose Environmental Group, Inc.(a)(b)	1,946	43,357
MSA Safety, Inc.	2,308	408,862
OPENLANE, Inc.(a)	7,187	215,898
Pitney Bowes, Inc.	4,021	41,939
Quad/Graphics, Inc., Class A	1,629	9,970
RB Global, Inc.	11,776	1,337,400
Republic Services, Inc.	12,869	2,767,993
Rollins, Inc.	17,830	1,129,352
Tetra Tech, Inc.	16,676	628,018
UniFirst Corp.	954	205,110
Veralto Corp.	15,146	1,499,151
Vestis Corp.	9,458	61,761
Waste Management, Inc.	23,503	5,223,307
		22,993,155
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)(b)	5,274	48,626
Applied Optoelectronics, Inc.(a)	3,261	142,212
Arista Networks, Inc.(a)	65,538	9,289,356
Aviat Networks, Inc.(a)	336	7,328
Calix, Inc.(a)	4,004	178,859
Ciena Corp.(a)	8,961	2,256,470
Cisco Systems, Inc.	252,865	19,804,387
Clearfield, Inc.(a)	817	24,322
Digi International, Inc.(a)	2,340	100,784
Extreme Networks, Inc.(a)	7,294	106,347
F5, Inc.(a)(b)	3,658	1,008,181
Harmonic, Inc.(a)	6,424	62,441
Lumentum Holdings, Inc.(a)	4,474	1,753,092
Motorola Solutions, Inc.	10,585	4,260,886
NETGEAR, Inc.(a)	1,767	36,948
NetScout Systems, Inc.(a)	4,617	128,399
Ribbon Communications, Inc.(a)(b)	4,557	11,939
Ubiquiti, Inc.	252	138,958
Viasat, Inc.(a)	7,525	339,904
Viavi Solutions, Inc.(a)	14,749	360,761
Vistance Networks, Inc.(a)	13,802	248,436
		40,308,636
Construction & Engineering — 0.4%
AECOM	8,406	810,591
Ameresco, Inc., Class A(a)(b)	1,752	54,908
API Group Corp.(a)	23,405	972,946
Arcosa, Inc.	3,111	356,116
Argan, Inc.	827	287,060
Bowman Consulting Group Ltd.(a)	812	28,282
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Centuri Holdings, Inc.(a)	4,701	$ 129,748
Comfort Systems USA, Inc.	2,210	2,524,041
Concrete Pumping Holdings, Inc.(a)	1,884	10,890
Construction Partners, Inc., Class A(a)	2,954	324,586
Dycom Industries, Inc.(a)	1,750	637,682
EMCOR Group, Inc.	2,810	2,025,251
Everus Construction Group, Inc.(a)	3,345	295,999
Fluor Corp.(a)	10,324	476,866
Granite Construction, Inc.	2,789	336,744
Great Lakes Dredge & Dock Corp.(a)	4,898	73,372
IES Holdings, Inc.(a)	582	221,329
Legence Corp., Class A(a)	2,252	105,641
Limbach Holdings, Inc.(a)(b)	850	73,083
MasTec, Inc.(a)	3,951	950,136
Matrix Service Co.(a)	3,264	46,740
MYR Group, Inc.(a)	982	245,539
NWPX Infrastructure, Inc.(a)	487	32,848
Orion Group Holdings, Inc.(a)	4,006	48,953
Primoris Services Corp.	3,367	499,158
Quanta Services, Inc.	9,356	4,440,638
Sterling Infrastructure, Inc.(a)	1,876	671,439
Tutor Perini Corp.	2,730	215,370
Valmont Industries, Inc.	1,237	551,158
WillScot Holdings Corp., Class A	12,097	242,303
		17,689,417
Construction Materials — 0.3%
CRH PLC	43,087	5,274,280
Eagle Materials, Inc.(b)	1,985	404,563
James Hardie Industries PLC(a)	9,710	223,233
Knife River Corp.(a)	3,754	252,156
Martin Marietta Materials, Inc.	3,810	2,483,930
U.S. Lime & Minerals, Inc.(b)	570	68,702
Vulcan Materials Co.	8,399	2,524,235
		11,231,099
Consumer Finance — 0.6%
Ally Financial, Inc.	17,449	737,744
American Express Co.	34,309	12,082,601
Atlanticus Holdings Corp.(a)	526	27,157
Bread Financial Holdings, Inc.	2,626	190,490
Capital One Financial Corp.	39,934	8,742,751
Consumer Portfolio Services, Inc.(a)(b)	1,875	16,181
Credit Acceptance Corp.(a)(b)	311	154,953
Dave, Inc., Class A(a)	692	113,274
Encore Capital Group, Inc.(a)	1,672	92,294
Enova International, Inc.(a)(b)	1,517	250,563
Figure Technology Solutions, Inc., Class A(a)(b)	2,338	132,986
FirstCash Holdings, Inc.	2,491	424,716
Green Dot Corp., Class A(a)	4,885	59,499
LendingClub Corp.(a)	7,657	129,480
LendingTree, Inc.(a)	601	34,053
Medallion Financial Corp.	3,822	39,328
Navient Corp.	6,130	60,135
Nelnet, Inc., Class A	580	76,502
NerdWallet, Inc., Class A(a)(b)	2,065	24,904
OneMain Holdings, Inc.	7,417	486,110
PRA Group, Inc.(a)	2,429	31,067
PROG Holdings, Inc.	2,650	85,966
Regional Management Corp.	728	26,972
SLM Corp.	13,295	360,959
SoFi Technologies, Inc.(a)	77,032	1,757,100
Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	22,867	$ 1,660,830
Upstart Holdings, Inc.(a)	5,429	213,088
World Acceptance Corp.(a)	213	25,826
		28,037,529
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	25,023	416,633
Andersons, Inc.	2,210	136,998
BJ’s Wholesale Club Holdings, Inc.(a)	8,561	791,379
Casey’s General Stores, Inc.	2,350	1,425,275
Chefs’ Warehouse, Inc.(a)(b)	2,601	163,603
Costco Wholesale Corp.	28,199	26,514,110
Dollar General Corp.	13,955	2,001,566
Dollar Tree, Inc.(a)	12,238	1,439,066
Grocery Outlet Holding Corp.(a)(b)	6,304	60,077
HF Foods Group, Inc.(a)(b)	1,854	3,541
Ingles Markets, Inc., Class A	1,069	80,025
Kroger Co.	38,525	2,421,296
Maplebear, Inc.(a)	10,802	401,402
Natural Grocers by Vitamin Cottage, Inc.	1,292	35,298
Performance Food Group Co.(a)	9,658	921,856
PriceSmart, Inc.	1,657	235,642
Sprouts Farmers Market, Inc.(a)	6,021	426,949
Sysco Corp.	30,449	2,553,149
Target Corp.	28,876	3,045,552
U.S. Foods Holding Corp.(a)	14,249	1,191,501
United Natural Foods, Inc.(a)	3,544	131,943
Village Super Market, Inc., Class A	1,208	43,077
Walmart, Inc.	276,403	32,930,653
Weis Markets, Inc.	1,178	83,815
		77,454,406
Containers & Packaging — 0.2%
Amcor PLC	29,284	1,295,817
AptarGroup, Inc.	4,155	519,167
Ardagh Metal Packaging SA	8,206	36,024
Avery Dennison Corp.	4,886	906,402
Ball Corp.	17,291	983,339
Crown Holdings, Inc.	7,352	769,607
Graphic Packaging Holding Co.	19,612	287,316
Greif, Inc., Class A	1,857	131,141
Greif, Inc., Class B	150	12,477
International Paper Co.	33,296	1,342,495
Myers Industries, Inc.	2,006	41,464
O-I Glass, Inc.(a)	9,817	150,004
Packaging Corp. of America	5,611	1,248,728
Ranpak Holdings Corp.(a)(b)	2,577	12,988
Sealed Air Corp.	9,053	379,140
Silgan Holdings, Inc.	5,781	249,450
Smurfit WestRock PLC	33,097	1,377,828
Sonoco Products Co.	6,383	306,384
TriMas Corp.	2,253	78,337
		10,128,108
Distributors — 0.1%
Genuine Parts Co.	8,811	1,224,641
GigaCloud Technology, Inc., Class A(a)	1,590	63,489
Gold.com, Inc.	876	45,420
LKQ Corp.	16,514	542,485
Pool Corp.	2,068	525,458
Weyco Group, Inc.	929	29,375
		2,430,868

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.1%
ADT, Inc.	31,333	$ 250,664
Adtalem Global Education, Inc.(a)	2,433	251,937
American Public Education, Inc.(a)	1,193	49,844
Bright Horizons Family Solutions, Inc.(a)	3,546	328,466
Carriage Services, Inc.	750	32,182
Coursera, Inc.(a)(b)	9,809	59,443
Driven Brands Holdings, Inc.(a)(b)	3,595	55,902
Duolingo, Inc., Class A(a)	2,418	324,157
European Wax Center, Inc., Class A(a)	2,320	9,118
Frontdoor, Inc.(a)	4,969	293,718
Graham Holdings Co., Class B	194	226,326
Grand Canyon Education, Inc.(a)	1,695	294,659
H&R Block, Inc.	8,252	325,541
KinderCare Learning Cos., Inc.(a)	2,542	11,871
Laureate Education, Inc., Class A(a)	7,913	271,416
Liberty Live Holdings, Inc., Class A(a)	1,172	94,276
Liberty Live Holdings, Inc., Class C(a)	2,963	244,685
Lincoln Educational Services Corp.(a)	1,629	43,429
Matthews International Corp., Class A	2,063	54,236
McGraw Hill, Inc.(a)(b)	2,545	37,539
Mister Car Wash, Inc.(a)	4,380	24,309
Nerdy, Inc.(a)(b)	3,456	3,387
OneSpaWorld Holdings Ltd.	7,448	146,353
Perdoceo Education Corp.	3,674	117,678
Service Corp. International	8,635	694,513
Strategic Education, Inc.	1,745	148,360
Stride, Inc.(a)	2,931	247,963
Udemy, Inc.(a)	6,592	31,707
Universal Technical Institute, Inc.(a)	3,497	97,321
		4,771,000
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	4,091	84,847
American Assets Trust, Inc.	2,957	53,403
Armada Hoffler Properties, Inc.	4,860	33,874
Broadstone Net Lease, Inc.	11,612	214,938
CTO Realty Growth, Inc.	1,428	25,376
Essential Properties Realty Trust, Inc.	13,019	395,257
Gladstone Commercial Corp.	2,038	23,743
Global Net Lease, Inc.	11,666	110,360
NexPoint Diversified Real Estate Trust	268	1,284
WP Carey, Inc.	13,769	960,388
		1,903,470
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)(b)	1,444	37,927
AST SpaceMobile, Inc., Class A(a)(b)	13,981	1,554,827
AT&T, Inc.	439,077	11,508,208
ATN International, Inc.	200	4,838
Bandwidth, Inc., Class A(a)	1,171	16,359
Cogent Communications Holdings, Inc.	2,894	70,324
Comcast Corp., Class A	229,623	6,831,284
ESC GCI Liberty, Inc.(d)	3,941	—
GCI Liberty, Inc., Class A(a)(b)	210	7,869
GCI Liberty, Inc., Class C(a)	2,224	82,266
Globalstar, Inc.(a)(b)	3,199	197,122
IDT Corp., Class B	1,059	51,499
Iridium Communications, Inc.	6,327	126,034
Liberty Global Ltd., Class A(a)(b)	8,798	97,570
Liberty Global Ltd., Class C(a)(b)	8,120	89,970
Liberty Latin America Ltd., Class A(a)	4,385	33,852
Liberty Latin America Ltd., Class C(a)	7,372	57,354
Lumen Technologies, Inc.(a)	58,031	511,833
Shenandoah Telecommunications Co.	3,990	47,361
Security	Shares	Value
Diversified Telecommunication Services (continued)
Uniti Group, Inc.(a)	8,612	$ 71,652
Verizon Communications, Inc.	268,319	11,945,562
		33,343,711
Electric Utilities — 1.4%
Alliant Energy Corp.	16,317	1,075,453
American Electric Power Co., Inc.	33,989	4,071,033
Constellation Energy Corp.	19,899	5,585,251
Duke Energy Corp.	49,424	5,997,602
Edison International	24,213	1,507,986
Entergy Corp.	28,367	2,720,112
Evergy, Inc.	15,012	1,151,871
Eversource Energy	23,597	1,631,261
Exelon Corp.	64,215	2,875,548
FirstEnergy Corp.	34,860	1,650,272
Genie Energy Ltd., Class B	1,945	26,783
Hawaiian Electric Industries, Inc.(a)	11,096	169,991
IDACORP, Inc.	3,536	469,545
MGE Energy, Inc.	2,196	175,416
NextEra Energy, Inc.	132,538	11,650,090
NRG Energy, Inc.	11,957	1,824,997
OGE Energy Corp.	12,761	557,401
Oklo, Inc., Class A(a)(b)	7,000	557,340
Otter Tail Corp.	2,546	227,001
PG&E Corp.	139,282	2,147,728
Pinnacle West Capital Corp.	7,468	698,706
Portland General Electric Co.	7,308	367,227
PPL Corp.	47,019	1,704,439
Southern Co.	70,004	6,252,057
TXNM Energy, Inc.	6,569	387,046
Xcel Energy, Inc.	37,599	2,859,780
		58,341,936
Electrical Equipment — 1.1%
Acuity, Inc.	1,941	600,235
Allient, Inc.	976	59,546
American Superconductor Corp.(a)	3,134	93,769
AMETEK, Inc.	14,636	3,278,171
Amprius Technologies, Inc.(a)(b)	5,831	72,538
Array Technologies, Inc.(a)	9,308	105,413
Atkore, Inc.	2,278	158,207
Bloom Energy Corp., Class A(a)(b)	13,747	2,080,883
Eaton Corp. PLC	24,897	8,749,304
Emerson Electric Co.	35,807	5,262,197
EnerSys	2,362	425,609
Enovix Corp.(a)(b)	9,039	59,838
Eos Energy Enterprises, Inc., Class A(a)(b)	20,702	303,077
Fluence Energy, Inc., Class A(a)(b)	3,874	119,203
GE Vernova, Inc.	17,369	12,616,321
Generac Holdings, Inc.(a)	3,671	616,875
Hubbell, Inc.	3,399	1,658,508
Hyliion Holdings Corp.(a)(b)	5,934	12,165
LSI Industries, Inc.	2,248	49,703
NANO Nuclear Energy, Inc.(a)(b)	1,753	51,529
Nextpower, Inc., Class A(a)	9,146	1,070,905
NuScale Power Corp.(a)(b)	8,516	148,860
nVent Electric PLC	10,116	1,135,622
Plug Power, Inc.(a)(b)	71,278	150,753
Powell Industries, Inc.	657	291,439
Power Solutions International, Inc.(a)(b)	772	55,322
Preformed Line Products Co.	83	20,828
Regal Rexnord Corp.	4,195	677,492
Rockwell Automation, Inc.	7,189	3,031,242
Sensata Technologies Holding PLC	9,360	323,762
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Shoals Technologies Group, Inc., Class A(a)	10,860	$ 102,518
Sunrun, Inc.(a)(b)	13,791	262,029
T1 Energy, Inc.(a)	9,220	76,803
Thermon Group Holdings, Inc.(a)	2,167	98,057
Vertiv Holdings Co., Class A	24,169	4,499,784
Vicor Corp.(a)	1,278	201,502
		48,520,009
Electronic Equipment, Instruments & Components — 0.9%
908 Devices, Inc.(a)(b)	1,976	12,469
Advanced Energy Industries, Inc.(b)	2,370	605,203
Aeva Technologies, Inc.(a)(b)	2,307	29,460
Amphenol Corp., Class A	77,519	11,168,938
Arlo Technologies, Inc.(a)	6,948	88,170
Arrow Electronics, Inc.(a)	3,267	432,845
Avnet, Inc.	5,467	341,086
Badger Meter, Inc.	1,969	288,616
Bel Fuse, Inc., Class B	688	138,419
Belden, Inc.	2,454	288,370
Benchmark Electronics, Inc.	2,094	109,181
CDW Corp.	8,275	1,045,877
Climb Global Solutions, Inc.	377	44,708
Cognex Corp.	11,038	427,612
Coherent Corp.(a)	9,869	2,094,004
Corning, Inc.	49,601	5,121,303
Crane NXT Co.	3,098	156,511
CTS Corp.	1,973	101,432
Daktronics, Inc.(a)	1,753	40,582
ePlus, Inc.	1,893	162,438
Evolv Technologies Holdings, Inc., Class A(a)	6,676	41,325
Fabrinet(a)	2,272	1,112,008
Flex Ltd.(a)	23,374	1,473,497
Ingram Micro Holding Corp.(b)	2,029	42,853
Insight Enterprises, Inc.(a)	1,886	158,462
IPG Photonics Corp.(a)	1,542	142,496
Itron, Inc.(a)	2,767	274,154
Jabil, Inc.	6,701	1,589,410
Keysight Technologies, Inc.(a)	10,931	2,364,703
Kimball Electronics, Inc.(a)	2,170	65,556
Knowles Corp.(a)	5,726	138,798
Littelfuse, Inc.	1,560	505,066
Methode Electronics, Inc.	2,506	20,023
MicroVision, Inc.(a)(b)	9,988	8,116
Mirion Technologies, Inc.(a)	15,975	396,819
Napco Security Technologies, Inc.	2,262	83,445
nLight, Inc.(a)	2,689	122,645
Novanta, Inc.(a)	2,250	302,715
OSI Systems, Inc.(a)	971	242,886
Ouster, Inc.(a)	3,812	79,404
PC Connection, Inc.	993	58,398
Plexus Corp.(a)	1,781	355,007
Powerfleet, Inc. NJ(a)	7,944	40,594
Ralliant Corp.	7,066	374,286
Rogers Corp.(a)	1,134	110,270
Sanmina Corp.(a)	3,286	465,561
ScanSource, Inc.(a)	1,707	73,384
TD SYNNEX Corp.	4,778	758,125
Teledyne Technologies, Inc.(a)	2,953	1,831,746
TTM Technologies, Inc.(a)	6,478	636,140
Vishay Intertechnology, Inc.	7,799	157,150
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.(a)(b)	804	$ 40,264
Vontier Corp.	8,939	335,213
Zebra Technologies Corp., Class A(a)	3,229	758,750
		37,856,493
Energy Equipment & Services — 0.4%
Archrock, Inc.	10,504	310,813
Atlas Energy Solutions, Inc.	5,027	58,665
Baker Hughes Co., Class A	63,004	3,530,744
Borr Drilling Ltd.	13,940	65,239
Bristow Group, Inc.(a)	2,220	97,591
Cactus, Inc., Class A	4,027	226,438
Core Laboratories, Inc.	3,218	62,880
DMC Global, Inc.(a)	948	8,153
Expro Group Holdings NV(a)	5,586	89,432
Flowco Holdings, Inc., Class A	518	10,826
Forum Energy Technologies, Inc.(a)	1,122	50,759
Halliburton Co.	53,317	1,787,186
Helix Energy Solutions Group, Inc.(a)	9,071	72,024
Helmerich & Payne, Inc.	6,046	204,839
Innovex International, Inc.(a)(b)	2,080	51,688
Kodiak Gas Services, Inc.	5,582	234,500
Liberty Energy, Inc., Class A	9,183	226,361
Nabors Industries Ltd.(a)	626	41,842
National Energy Services Reunited Corp.(a)	4,082	80,334
Noble Corp. PLC	7,629	271,745
NOV, Inc.	23,041	422,802
Oceaneering International, Inc.(a)	6,547	197,065
Oil States International, Inc.(a)	1,169	9,901
Patterson-UTI Energy, Inc.	24,743	186,315
ProFrac Holding Corp., Class A(a)(b)	1,185	6,174
ProPetro Holding Corp.(a)	6,951	79,867
Ranger Energy Services, Inc., Class A	2,773	42,760
RPC, Inc.	4,947	32,898
SEACOR Marine Holdings, Inc.(a)(b)	1,945	12,993
Seadrill Ltd.(a)	4,582	176,315
Select Water Solutions, Inc., Class A	4,294	51,914
SLB Ltd.	95,284	4,609,840
Solaris Energy Infrastructure, Inc., Class A	2,375	131,076
TechnipFMC PLC	25,461	1,418,687
TETRA Technologies, Inc.(a)	6,116	69,722
Tidewater, Inc.(a)(b)	3,185	199,031
Transocean Ltd.(a)(b)	60,891	302,628
Valaris Ltd.(a)	4,247	245,179
Weatherford International PLC	4,470	420,538
		16,097,764
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	31,678
Atlanta Braves Holdings, Inc., Class A(a)(b)	602	26,500
Atlanta Braves Holdings, Inc., Class C(a)(b)	3,524	140,713
Cinemark Holdings, Inc.	6,676	158,088
Electronic Arts, Inc.	15,975	3,257,622
Eventbrite, Inc., Class A(a)	4,028	17,804
IMAX Corp.(a)(b)	2,341	81,724
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,299	103,517
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,191	1,147,881
Lionsgate Studios Corp.(a)	15,574	147,019
Live Nation Entertainment, Inc.(a)	10,054	1,462,354
Madison Square Garden Entertainment Corp., Class A(a)	2,278	140,940

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Madison Square Garden Sports Corp., Class A(a)	1,005	$ 284,968
Marcus Corp.	914	13,792
Netflix, Inc.(a)	269,248	22,479,515
Playstudios, Inc., Class A(a)	4,630	2,938
Playtika Holding Corp.	6,719	24,323
ROBLOX Corp., Class A(a)	39,403	2,591,141
Roku, Inc., Class A(a)	8,160	776,832
Sphere Entertainment Co., Class A(a)(b)	1,765	168,575
Spotify Technology SA(a)	9,772	4,889,420
Starz Entertainment Corp.(a)(b)	1,038	10,370
Take-Two Interactive Software, Inc.(a)	11,573	2,549,532
TKO Group Holdings, Inc., Class A	4,367	884,667
Vivid Seats, Inc., Class A(a)(b)	137	999
Walt Disney Co.	115,050	12,977,640
Warner Bros Discovery, Inc., Class A(a)	147,965	4,074,956
		58,445,508
Financial Services — 3.3%
Affirm Holdings, Inc., Class A(a)	17,461	1,052,898
Alerus Financial Corp.	1,174	28,904
Apollo Global Management, Inc.	26,191	3,523,737
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	74,595
Berkshire Hathaway, Inc., Class B(a)	117,176	56,306,583
Block, Inc., Class A(a)	33,979	2,053,351
Burford Capital Ltd.	12,571	121,813
Cannae Holdings, Inc.	2,410	34,728
Cantaloupe, Inc.(a)(b)	2,911	31,264
Cass Information Systems, Inc.	1,157	52,019
Compass Diversified Holdings	4,320	28,382
Corpay, Inc.(a)	4,317	1,358,258
Enact Holdings, Inc.	1,946	77,392
Equitable Holdings, Inc.	19,518	905,635
Essent Group Ltd.	5,912	371,983
Euronet Worldwide, Inc.(a)	2,667	193,251
EVERTEC, Inc.	4,185	125,592
Federal Agricultural Mortgage Corp., Class C	582	98,533
Fidelity National Information Services, Inc.	33,452	1,848,223
Fiserv, Inc.(a)	34,003	2,167,011
Flywire Corp.(a)	8,552	107,755
Global Payments, Inc.	15,304	1,097,909
HA Sustainable Infrastructure Capital, Inc.	7,807	268,639
International Money Express, Inc.(a)	2,474	38,248
Jack Henry & Associates, Inc.	4,545	814,510
Jackson Financial, Inc., Class A	4,336	515,637
Marqeta, Inc., Class A(a)	19,644	81,130
Mastercard, Inc., Class A	51,108	27,536,479
Merchants Bancorp	1,371	56,842
MGIC Investment Corp.	14,532	391,201
NCR Atleos Corp.(a)	4,883	182,136
NewtekOne, Inc.	1,733	23,378
NMI Holdings, Inc., Class A(a)	4,631	179,312
Onity Group, Inc.(a)(b)	372	16,822
Pagseguro Digital Ltd., Class A	12,586	141,593
Payoneer Global, Inc.(a)	16,194	103,480
PayPal Holdings, Inc.	59,518	3,136,003
Paysafe Ltd.(a)(b)	1,495	10,256
Paysign, Inc.(a)	967	4,032
PennyMac Financial Services, Inc., Class A	1,806	180,456
Radian Group, Inc.	8,226	270,635
Remitly Global, Inc.(a)	12,149	160,610
Repay Holdings Corp., Class A(a)	5,002	17,457
Security	Shares	Value
Financial Services (continued)
Rocket Cos., Inc., Class A	59,811	$ 1,072,411
Sezzle, Inc.(a)(b)	1,004	63,493
Shift4 Payments, Inc., Class A(a)(b)	3,971	234,448
StoneCo Ltd., Class A(a)	16,329	263,550
Toast, Inc., Class A(a)	29,425	915,412
UWM Holdings Corp., Class A	12,440	61,080
Visa, Inc., Class A	106,944	34,417,788
Voya Financial, Inc.	6,336	485,718
Walker & Dunlop, Inc.	1,881	118,296
Western Union Co.	18,154	170,103
WEX, Inc.(a)	2,088	321,343
		143,912,314
Food Products — 0.5%
Archer-Daniels-Midland Co.	30,365	2,043,868
B&G Foods, Inc.	4,306	18,817
Beyond Meat, Inc.(a)(b)	4,136	3,157
BRC, Inc., Class A(a)(b)	2,764	2,286
Bunge Global SA	8,557	974,471
Calavo Growers, Inc.	1,112	28,289
Cal-Maine Foods, Inc.	2,884	240,901
Conagra Brands, Inc.	29,341	543,102
Darling Ingredients, Inc.(a)	9,935	453,632
Dole PLC	5,443	86,707
Flowers Foods, Inc.	12,222	139,697
Fresh Del Monte Produce, Inc.	2,317	91,892
Freshpet, Inc.(a)	3,000	209,100
General Mills, Inc.	33,887	1,567,613
Hain Celestial Group, Inc.(a)	6,528	7,899
Hershey Co.	9,255	1,802,411
Hormel Foods Corp.	18,216	448,296
Ingredion, Inc.	3,928	463,897
J & J Snack Foods Corp.	807	76,665
J.M. Smucker Co.	6,478	679,283
John B Sanfilippo & Son, Inc.	672	54,365
Kraft Heinz Co.	54,150	1,285,521
Lamb Weston Holdings, Inc.	8,773	402,944
Limoneira Co.	1,461	21,038
Mama’s Creations, Inc.(a)	3,155	47,641
Marzetti Co.	1,403	240,713
McCormick & Co., Inc.	16,085	994,536
Mission Produce, Inc.(a)(b)	2,341	31,510
Mondelez International, Inc., Class A	82,309	4,812,607
Pilgrim’s Pride Corp.	2,884	125,079
Post Holdings, Inc.(a)	2,936	300,382
Seaboard Corp.	12	60,987
Seneca Foods Corp., Class A(a)(b)	161	19,212
Simply Good Foods Co.(a)	5,858	109,955
Smithfield Foods, Inc.	1,811	43,283
SunOpta, Inc.(a)	6,076	27,828
The Campbell’s Co.	13,186	368,944
Tootsie Roll Industries, Inc.	1,675	63,449
TreeHouse Foods, Inc.(a)	3,444	84,860
Tyson Foods, Inc., Class A	17,774	1,161,175
Utz Brands, Inc., Class A	4,872	51,351
Vital Farms, Inc.(a)(b)	2,416	68,735
Westrock Coffee Co.(a)(b)	2,383	11,510
		20,269,608
Gas Utilities — 0.1%
Atmos Energy Corp.	10,167	1,691,179
Brookfield Infrastructure Corp., Class A	8,025	383,996
Chesapeake Utilities Corp.	1,503	193,406
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
MDU Resources Group, Inc.	13,381	$ 274,444
National Fuel Gas Co.	5,697	477,124
New Jersey Resources Corp.	6,393	316,326
Northwest Natural Holding Co.	2,475	115,236
ONE Gas, Inc.	3,766	299,623
Southwest Gas Holdings, Inc.	4,276	354,138
Spire, Inc.	3,669	309,994
UGI Corp.	13,660	547,902
		4,963,368
Ground Transportation — 0.8%
ArcBest Corp.	1,534	138,398
Avis Budget Group, Inc.(a)(b)	1,163	133,733
Covenant Logistics Group, Inc., Class A	1,756	43,198
CSX Corp.	119,255	4,503,069
FTAI Infrastructure, Inc.	7,753	45,123
Heartland Express, Inc.	3,436	34,669
Hertz Global Holdings, Inc.(a)	8,951	43,860
JB Hunt Transport Services, Inc.	4,867	986,638
Knight-Swift Transportation Holdings, Inc.	9,802	540,090
Landstar System, Inc.	2,293	342,483
Lyft, Inc., Class A(a)	24,826	418,815
Marten Transport Ltd.	4,841	59,544
Norfolk Southern Corp.	14,347	4,178,420
Old Dominion Freight Line, Inc.	11,839	2,050,515
RXO, Inc.(a)	10,974	160,001
Ryder System, Inc.	2,431	465,002
Saia, Inc.(a)	1,644	550,526
Schneider National, Inc., Class B	3,106	83,365
Uber Technologies, Inc.(a)	127,906	10,238,875
U-Haul Holding Co.(a)(b)	504	28,501
U-Haul Holding Co., Series N	6,558	336,491
Union Pacific Corp.	37,994	8,932,389
Universal Logistics Holdings, Inc.	345	5,523
Werner Enterprises, Inc.	3,887	133,130
XPO, Inc.(a)	7,272	1,077,056
		35,529,414
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	110,008	12,023,874
Accuray, Inc.(a)	6,907	5,576
Align Technology, Inc.(a)	4,354	709,833
Alphatec Holdings, Inc.(a)	6,821	101,155
AngioDynamics, Inc.(a)	2,055	21,290
Artivion, Inc.(a)	2,287	93,241
AtriCure, Inc.(a)(b)	3,211	118,582
Avanos Medical, Inc.(a)	2,746	36,577
Axogen, Inc.(a)	2,915	101,588
Baxter International, Inc.	32,421	650,689
Becton Dickinson & Co.	18,172	3,697,639
Beta Bionics, Inc.(a)(b)	2,466	34,105
Bioventus, Inc., Class A(a)	3,134	24,853
Boston Scientific Corp.(a)	93,776	8,770,869
Butterfly Network, Inc., Class A(a)	13,160	52,114
Ceribell, Inc.(a)	1,864	38,417
Cerus Corp.(a)(b)	10,433	24,309
ClearPoint Neuro, Inc.(a)(b)	3,143	40,639
CONMED Corp.	1,948	74,784
Cooper Cos., Inc.(a)	12,602	1,025,551
CVRx, Inc.(a)(b)	1,241	8,501
Delcath Systems, Inc.(a)	2,866	28,402
Dentsply Sirona, Inc.	13,255	165,290
Dexcom, Inc.(a)	24,840	1,814,314
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	36,564	$ 2,974,847
Embecta Corp.	3,199	33,941
Enovis Corp.(a)	3,332	73,437
Envista Holdings Corp.(a)	9,851	231,203
GE HealthCare Technologies, Inc.(a)	29,078	2,296,290
Glaukos Corp.(a)	3,471	414,368
Globus Medical, Inc., Class A(a)	7,123	645,914
Haemonetics Corp.(a)	3,309	220,578
Hologic, Inc.(a)	14,171	1,061,833
ICU Medical, Inc.(a)	1,458	218,554
IDEXX Laboratories, Inc.(a)	5,061	3,393,198
Inogen, Inc.(a)	1,013	5,977
Inspire Medical Systems, Inc.(a)	1,997	151,333
Insulet Corp.(a)	4,454	1,139,378
Integer Holdings Corp.(a)	2,278	197,867
Integra LifeSciences Holdings Corp.(a)	4,179	46,554
Intuitive Surgical, Inc.(a)	22,425	11,307,133
iRadimed Corp.	665	65,090
iRhythm Technologies, Inc.(a)	2,102	324,780
Kestra Medical Technologies Ltd.(a)(b)	1,609	39,694
Lantheus Holdings, Inc.(a)	4,430	296,456
LeMaitre Vascular, Inc.	1,369	116,324
LivaNova PLC(a)	3,277	215,332
Masimo Corp.(a)	2,954	405,673
Medtronic PLC	81,471	8,388,254
Merit Medical Systems, Inc.(a)	3,881	314,710
Neogen Corp.(a)	15,391	157,296
NeuroPace, Inc.(a)(b)	2,986	45,178
Novocure Ltd.(a)	6,754	83,750
Omnicell, Inc.(a)	2,769	134,296
OraSure Technologies, Inc.(a)	4,522	12,616
Orthofix Medical, Inc.(a)	3,934	52,047
OrthoPediatrics Corp.(a)(b)	1,412	24,653
Penumbra, Inc.(a)	2,376	851,012
PROCEPT BioRobotics Corp.(a)(b)	3,652	105,762
Pulmonx Corp.(a)	2,572	4,218
Pulse Biosciences, Inc.(a)(b)	1,753	24,244
QuidelOrtho Corp.(a)	4,965	134,899
ResMed, Inc.	9,275	2,395,825
RxSight, Inc.(a)	2,600	22,594
SI-BONE, Inc.(a)	2,624	43,506
Sight Sciences, Inc.(a)	22	138
Solventum Corp.(a)	9,379	721,902
STAAR Surgical Co.(a)	2,738	51,885
STERIS PLC	6,237	1,637,836
Stryker Corp.	21,867	8,081,168
Tactile Systems Technology, Inc.(a)	1,111	32,063
Tandem Diabetes Care, Inc.(a)	4,223	83,995
Teleflex, Inc.	2,843	296,724
TransMedics Group, Inc.(a)	2,113	283,089
Treace Medical Concepts, Inc.(a)	3,386	7,856
UFP Technologies, Inc.(a)	514	129,086
Utah Medical Products, Inc.	90	5,495
Varex Imaging Corp.(a)	2,011	28,033
Zimmer Biomet Holdings, Inc.	12,581	1,095,428
		80,787,504
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)(b)	5,801	77,965
AdaptHealth Corp.(a)	6,768	68,018
Addus HomeCare Corp.(a)	1,025	106,067
agilon health, Inc.(a)(b)	17,802	14,815
Alignment Healthcare, Inc.(a)	11,460	258,194

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(a)	2,547	$ 54,251
Ardent Health, Inc.(a)	2,578	21,062
Astrana Health, Inc.(a)	2,670	60,716
Aveanna Healthcare Holdings, Inc.(a)	2,110	17,724
BrightSpring Health Services, Inc.(a)	7,343	288,360
Brookdale Senior Living, Inc.(a)	14,257	213,855
Cardinal Health, Inc.	15,160	3,257,581
Castle Biosciences, Inc.(a)	1,921	75,668
Cencora, Inc.	11,632	4,178,447
Centene Corp.(a)	31,133	1,348,682
Chemed Corp.	887	378,873
Cigna Group	16,737	4,587,779
Clover Health Investments Corp., Class A(a)(b)	28,423	63,667
Community Health Systems, Inc.(a)(b)	5,422	17,405
Concentra Group Holdings Parent, Inc.	6,773	150,225
CorVel Corp.(a)	1,761	122,618
Cross Country Healthcare, Inc.(a)	2,722	25,369
CVS Health Corp.	79,569	5,929,482
DaVita, Inc.(a)	2,267	247,874
DocGo, Inc.(a)(b)	4,887	3,746
Elevance Health, Inc.	14,132	4,885,998
Encompass Health Corp.	6,328	598,186
Enhabit, Inc.(a)(b)	3,056	32,485
Ensign Group, Inc.	3,610	619,693
Fulgent Genetics, Inc.(a)	1,533	40,165
GeneDx Holdings Corp., Class A(a)	1,321	127,159
Guardant Health, Inc.(a)	7,843	894,416
Guardian Pharmacy Services, Inc., Class A(a)	1,562	47,172
HCA Healthcare, Inc.	10,297	5,027,716
HealthEquity, Inc.(a)	5,169	442,828
Henry Schein, Inc.(a)	6,748	509,339
Hims & Hers Health, Inc., Class A(a)(b)	13,520	366,257
Humana, Inc.	7,669	1,496,989
Innovage Holding Corp.(a)	978	5,428
Joint Corp.(a)(b)	820	8,020
Labcorp Holdings, Inc.	5,309	1,441,500
LifeStance Health Group, Inc.(a)(b)	13,185	93,218
McKesson Corp.	7,973	6,627,237
Molina Healthcare, Inc.(a)	3,157	566,966
Nano-X Imaging Ltd.(a)(b)	2,926	7,988
National HealthCare Corp.	790	113,057
National Research Corp., Class A	1,109	22,557
NeoGenomics, Inc.(a)	8,616	103,909
Nutex Health, Inc.(a)(b)	345	51,333
OPKO Health, Inc.(a)(b)	22,404	28,229
Option Care Health, Inc.(a)	9,846	334,764
Owens & Minor, Inc.(a)	5,500	12,155
PACS Group, Inc.(a)	2,598	87,708
Pediatrix Medical Group, Inc.(a)	5,332	113,998
Pennant Group, Inc.(a)	2,548	70,376
Privia Health Group, Inc.(a)	7,692	178,608
Progyny, Inc.(a)	5,002	119,398
Quest Diagnostics, Inc.	7,082	1,324,546
RadNet, Inc.(a)	4,154	291,195
Select Medical Holdings Corp.	7,600	114,380
Strata Critical Medical, Inc.(a)(b)	4,235	20,667
Surgery Partners, Inc.(a)(b)	5,815	86,411
Talkspace, Inc.(a)(b)	11,686	47,211
Tenet Healthcare Corp.(a)	5,534	1,047,475
U.S. Physical Therapy, Inc.	849	71,206
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	57,812	$ 16,587,997
Universal Health Services, Inc., Class B	3,330	670,196
Viemed Healthcare, Inc.(a)	4,262	32,690
		66,937,269
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	10,897	595,412
American Healthcare REIT, Inc.	10,529	493,915
CareTrust REIT, Inc.	14,251	532,132
Community Healthcare Trust, Inc.	961	16,606
Diversified Healthcare Trust	14,315	83,170
Global Medical REIT, Inc.	631	21,795
Healthcare Realty Trust, Inc.	20,845	349,988
Healthpeak Properties, Inc.	44,035	759,163
LTC Properties, Inc.	2,807	102,371
Medical Properties Trust, Inc.	30,970	155,469
National Health Investors, Inc.	2,865	235,274
Omega Healthcare Investors, Inc.	18,450	809,586
Sabra Health Care REIT, Inc.	15,036	281,624
Sila Realty Trust, Inc.	3,819	92,993
Universal Health Realty Income Trust	517	20,541
Ventas, Inc.	29,746	2,310,372
Welltower, Inc.	43,685	8,228,507
		15,088,918
Health Care Technology — 0.1%
Certara, Inc.(a)	7,090	62,321
Claritev Corp., Class A(a)(b)	746	20,261
Definitive Healthcare Corp., Class A(a)	2,101	4,874
Doximity, Inc., Class A(a)	8,635	323,553
Evolent Health, Inc., Class A(a)(b)	7,059	22,659
Health Catalyst, Inc.(a)(b)	2,795	6,009
HealthStream, Inc.	1,619	36,088
HeartFlow, Inc.(a)	1,641	49,017
LifeMD, Inc.(a)(b)	2,829	9,166
OptimizeRx Corp.(a)	814	8,759
Phreesia, Inc.(a)	3,516	47,220
Schrodinger, Inc.(a)	3,581	50,027
Simulations Plus, Inc.(a)	1,116	18,849
Teladoc Health, Inc.(a)	10,028	54,653
Veeva Systems, Inc., Class A(a)	9,378	1,912,362
Waystar Holding Corp.(a)	7,493	199,014
		2,824,832
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	14,082	163,914
Braemar Hotels & Resorts, Inc.	3,646	9,735
Chatham Lodging Trust	2,016	14,334
DiamondRock Hospitality Co.	11,505	105,616
Host Hotels & Resorts, Inc.	43,563	807,222
Park Hotels & Resorts, Inc.	14,578	159,338
Pebblebrook Hotel Trust	7,963	90,937
RLJ Lodging Trust	11,744	87,258
Ryman Hospitality Properties, Inc.	4,030	381,641
Service Properties Trust	8,692	17,297
Summit Hotel Properties, Inc.	5,580	24,664
Sunstone Hotel Investors, Inc.	9,663	84,745
Xenia Hotels & Resorts, Inc.	7,531	111,082
		2,057,783
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc., Class A(a)	4,065	45,975
Airbnb, Inc., Class A(a)	27,017	3,495,189
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Aramark	16,174	$ 622,537
Biglari Holdings, Inc., Class B(a)	32	12,001
BJ’s Restaurants, Inc.(a)	1,084	45,333
Bloomin’ Brands, Inc.	5,912	35,472
Booking Holdings, Inc.	2,067	10,338,803
Boyd Gaming Corp.	3,462	292,677
Brightstar Lottery PLC	7,143	103,431
Brinker International, Inc.(a)	2,784	439,093
Caesars Entertainment, Inc.(a)	12,766	264,256
Carnival Corp.(a)	68,665	2,061,323
Cava Group, Inc.(a)	6,141	372,267
Cheesecake Factory, Inc.	2,767	160,375
Chipotle Mexican Grill, Inc.(a)	83,631	3,250,737
Choice Hotels International, Inc.(b)	1,823	187,404
Churchill Downs, Inc.	4,345	427,374
Cracker Barrel Old Country Store, Inc.(b)	1,446	43,554
Darden Restaurants, Inc.	7,422	1,479,576
Dave & Buster’s Entertainment, Inc.(a)	2,569	48,220
Dine Brands Global, Inc.	887	30,504
Domino’s Pizza, Inc.	2,038	836,253
DoorDash, Inc., Class A(a)	22,794	4,664,108
DraftKings, Inc., Class A(a)	30,531	839,908
Dutch Bros, Inc., Class A(a)	7,195	391,336
El Pollo Loco Holdings, Inc.(a)	3,825	38,747
Expedia Group, Inc.	7,445	1,971,734
First Watch Restaurant Group, Inc.(a)	3,681	58,859
Flutter Entertainment PLC(a)(b)	10,031	1,656,620
Genius Sports Ltd.(a)	15,291	133,032
Global Business Travel Group I(a)(b)	9,219	63,150
Golden Entertainment, Inc.	891	23,986
Hilton Grand Vacations, Inc.(a)	3,840	173,222
Hilton Worldwide Holdings, Inc.	14,490	4,325,410
Hyatt Hotels Corp., Class A(b)	2,496	390,300
Inspired Entertainment, Inc.(a)(b)	902	8,055
Jack in the Box, Inc.	1,529	32,063
Krispy Kreme, Inc.(b)	6,214	19,574
Kura Sushi USA, Inc., Class A(a)(b)	372	24,853
Las Vegas Sands Corp.	19,470	1,026,653
Life Time Group Holdings, Inc.(a)	9,043	263,784
Lindblad Expeditions Holdings, Inc.(a)	2,077	34,624
Marriott International, Inc., Class A	14,256	4,494,917
Marriott Vacations Worldwide Corp.	1,695	92,055
McDonald’s Corp.	45,415	14,305,725
MGM Resorts International(a)(b)	12,359	414,521
Monarch Casino & Resort, Inc.	999	91,438
Navan, Inc., Class A(a)(b)	3,368	38,665
Norwegian Cruise Line Holdings Ltd.(a)(b)	27,867	611,959
Papa John’s International, Inc.	2,240	78,781
Penn Entertainment, Inc.(a)	9,126	117,178
Planet Fitness, Inc., Class A(a)	5,211	474,409
Portillo’s, Inc., Class A(a)(b)	3,505	19,803
Pursuit Attractions and Hospitality, Inc.(a)	1,234	42,857
RCI Hospitality Holdings, Inc.	626	15,049
Red Rock Resorts, Inc., Class A	3,220	203,279
Restaurant Brands International, Inc.	20,554	1,376,912
Royal Caribbean Cruises Ltd.	16,096	5,225,566
Rush Street Interactive, Inc., Class A(a)	6,170	109,024
Sabre Corp.(a)(b)	32,773	42,605
Serve Robotics, Inc.(a)(b)	3,647	38,038
Shake Shack, Inc., Class A(a)	2,633	233,205
Six Flags Entertainment Corp.(a)	6,268	112,887
Starbucks Corp.	72,259	6,644,215
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Super Group SGHC Ltd.	11,436	$ 108,299
Sweetgreen, Inc., Class A(a)(b)	6,926	42,526
Target Hospitality Corp.(a)	2,076	14,304
Texas Roadhouse, Inc.	4,205	756,311
Travel & Leisure Co.	4,190	291,373
United Parks & Resorts, Inc.(a)	1,575	59,299
Vail Resorts, Inc.	2,371	315,509
Viking Holdings Ltd.(a)	10,940	789,321
Wendy’s Co.	10,460	81,483
Wingstop, Inc.	1,856	492,638
Wyndham Hotels & Resorts, Inc.	4,699	342,040
Wynn Resorts Ltd.	4,779	513,504
Xponential Fitness, Inc., Class A(a)(b)	1,307	10,378
Yum! Brands, Inc.	17,708	2,753,594
		82,086,039
Household Durables — 0.4%
Beazer Homes USA, Inc.(a)	2,424	52,286
Cavco Industries, Inc.(a)	512	251,914
Century Communities, Inc.	1,627	102,468
Champion Homes, Inc.(a)	3,542	277,622
Cricut, Inc., Class A	2,865	12,807
D.R. Horton, Inc.	16,709	2,486,968
Dream Finders Homes, Inc., Class A(a)	1,622	29,829
Ethan Allen Interiors, Inc.	1,903	43,636
Flexsteel Industries, Inc.	652	26,100
Garmin Ltd.	10,354	2,087,781
Green Brick Partners, Inc.(a)	1,939	134,547
Hamilton Beach Brands Holding Co., Class A	1,383	26,401
Helen of Troy Ltd.(a)(b)	1,416	23,449
Hovnanian Enterprises, Inc., Class A(a)	259	29,176
Installed Building Products, Inc.(b)	1,509	434,803
KB Home	4,241	244,027
La-Z-Boy, Inc.	2,410	87,748
Legacy Housing Corp.(a)	148	3,071
Leggett & Platt, Inc.	8,651	100,957
Lennar Corp., B Shares	827	83,742
Lennar Corp., Class A	13,032	1,425,049
LGI Homes, Inc.(a)	1,213	60,783
Lovesac Co.(a)(b)	653	8,698
M/I Homes, Inc.(a)	1,640	219,268
Meritage Homes Corp.	4,608	320,302
Mohawk Industries, Inc.(a)	3,316	392,548
Newell Brands, Inc.	29,617	125,872
NVR, Inc.(a)	174	1,328,617
PulteGroup, Inc.	12,339	1,543,486
SharkNinja, Inc.(a)	5,378	635,680
Somnigroup International, Inc.	12,843	1,128,258
Sonos, Inc.(a)	7,986	114,599
Taylor Morrison Home Corp., Class A(a)	5,972	363,993
Toll Brothers, Inc.	6,091	880,089
TopBuild Corp.(a)	1,767	827,044
Traeger, Inc.(a)	1,304	1,434
Tri Pointe Homes, Inc.(a)	4,833	161,181
Whirlpool Corp.	3,206	256,448
		16,332,681
Household Products — 0.8%
Central Garden & Pet Co.(a)	682	23,072
Central Garden & Pet Co., Class A(a)	3,323	101,916
Church & Dwight Co., Inc.	15,266	1,469,353
Clorox Co.	7,739	872,882
Colgate-Palmolive Co.	51,074	4,611,471
Energizer Holdings, Inc.	4,687	102,317

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	21,111	$ 2,110,889
Oil-Dri Corp. of America	954	57,765
Procter & Gamble Co.	149,224	22,647,727
Reynolds Consumer Products, Inc.	3,870	89,668
Spectrum Brands Holdings, Inc.	1,424	90,723
WD-40 Co.	832	192,383
		32,370,166
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	45,101	660,730
Brookfield Renewable Corp.	8,675	361,227
Clearway Energy, Inc., Class A	1,844	62,272
Clearway Energy, Inc., Class C	4,921	177,894
Hallador Energy Co.(a)	1,749	32,339
Montauk Renewables, Inc.(a)(b)	3,696	6,431
Ormat Technologies, Inc.	3,993	498,885
Talen Energy Corp.(a)	2,882	1,003,973
Vistra Corp.	21,493	3,403,417
		6,207,168
Industrial Conglomerates — 0.3%
3M Co.	33,879	5,188,908
Brookfield Business Corp., Class A(b)	1,503	53,597
Honeywell International, Inc.	40,401	9,192,035
		14,434,540
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	234,264
EastGroup Properties, Inc.	3,347	607,949
First Industrial Realty Trust, Inc.	8,452	490,469
Industrial Logistics Properties Trust	2,207	11,763
Innovative Industrial Properties, Inc.	1,807	87,314
Lineage, Inc.	4,537	162,016
LXP Industrial Trust	3,678	182,245
One Liberty Properties, Inc.	1,518	32,713
Prologis, Inc.	58,930	7,693,901
Rexford Industrial Realty, Inc.	14,809	600,209
STAG Industrial, Inc.	11,474	430,390
Terreno Realty Corp.	6,721	413,610
		10,946,843
Insurance — 1.8%
Aflac, Inc.	30,509	3,384,974
Allstate Corp.	16,764	3,335,868
Ambac Financial Group, Inc.(a)	2,001	11,346
American Coastal Insurance Corp.	2,983	32,962
American Financial Group, Inc.	4,200	547,134
American International Group, Inc.	35,186	2,634,728
AMERISAFE, Inc.	1,410	53,030
Aon PLC, Class A	13,339	4,663,848
Arch Capital Group Ltd.(a)	22,660	2,176,266
Arthur J Gallagher & Co.	16,111	4,017,600
Aspen Insurance Holdings Ltd., Class A(a)(b)	1,163	43,415
Assurant, Inc.	3,174	755,825
Assured Guaranty Ltd.	2,820	239,277
Axis Capital Holdings Ltd.	4,720	487,010
Baldwin Insurance Group, Inc., Class A(a)(b)	4,318	94,651
Bowhead Specialty Holdings, Inc.(a)	1,535	37,700
Brighthouse Financial, Inc.(a)	3,750	240,225
Brown & Brown, Inc.	18,346	1,322,747
Chubb Ltd.	23,220	7,187,983
Cincinnati Financial Corp.	9,786	1,574,470
CNA Financial Corp.	1,702	81,458
CNO Financial Group, Inc.	6,050	254,402
Security	Shares	Value
Insurance (continued)
Crawford & Co., Class A	730	$ 7,920
Employers Holdings, Inc.	798	34,809
Everest Group Ltd.	2,609	864,309
F&G Annuities & Life, Inc.	2,196	64,760
Fidelis Insurance Holdings Ltd.	4,637	88,288
Fidelity National Financial, Inc., Class A	16,339	888,678
First American Financial Corp.	6,362	401,951
Genworth Financial, Inc., Class A(a)	14,065	117,302
Globe Life, Inc.	5,057	709,093
Goosehead Insurance, Inc., Class A(a)	1,654	102,283
Greenlight Capital Re Ltd., Class A(a)	1,310	18,170
Hamilton Insurance Group Ltd., Class B(a)	3,783	104,978
Hanover Insurance Group, Inc.	2,331	405,920
Hartford Insurance Group, Inc.	17,846	2,410,281
HCI Group, Inc.	694	110,117
Heritage Insurance Holdings, Inc.(a)	1,928	50,263
Hippo Holdings, Inc.(a)	930	27,714
Horace Mann Educators Corp.	2,646	118,567
Investors Title Co.	51	13,230
James River Group Holdings, Inc.(b)	3,570	23,955
Kemper Corp.	4,044	159,374
Kestrel Group Ltd.(a)	760	9,021
Kinsale Capital Group, Inc.	1,391	550,669
Lemonade, Inc.(a)(b)	4,037	350,129
Lincoln National Corp.	11,067	460,498
Loews Corp.	10,704	1,130,021
Markel Group, Inc.(a)	791	1,614,146
Marsh & McLennan Cos., Inc.	31,355	5,900,697
MBIA, Inc.(a)(b)	2,769	17,722
Mercury General Corp.	1,620	141,896
MetLife, Inc.	35,350	2,788,408
Old Republic International Corp.	14,518	568,670
Oscar Health, Inc., Class A(a)	12,587	180,623
Palomar Holdings, Inc.(a)	1,645	203,306
Primerica, Inc.	2,050	539,232
Principal Financial Group, Inc.	13,826	1,309,599
Progressive Corp.	37,229	7,743,632
Prudential Financial, Inc.	22,249	2,472,086
Reinsurance Group of America, Inc.	4,161	843,643
RenaissanceRe Holdings Ltd.	2,876	810,169
RLI Corp.	5,332	311,549
Root, Inc., Class A(a)	829	51,506
Ryan Specialty Holdings, Inc., Class A	7,076	341,629
Safety Insurance Group, Inc.	927	72,955
Selective Insurance Group, Inc.	3,715	312,357
Selectquote, Inc.(a)	8,469	12,026
SiriusPoint Ltd.(a)	4,652	94,947
Skyward Specialty Insurance Group, Inc.(a)	1,904	84,956
Slide Insurance Holdings, Inc.(a)	2,386	41,111
Stewart Information Services Corp.	1,779	119,958
Tiptree, Inc.	1,651	29,520
Travelers Cos., Inc.	14,140	4,022,971
Trupanion, Inc.(a)	2,521	80,647
United Fire Group, Inc.	1,438	51,682
Universal Insurance Holdings, Inc.	1,090	33,190
Unum Group	10,739	815,842
W.R. Berkley Corp.(b)	18,434	1,264,204
White Mountains Insurance Group Ltd.(b)	161	329,234
Willis Towers Watson PLC	6,080	1,930,218
		77,533,550
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	369,292	124,820,696
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	300,693	$ 101,793,601
Angi, Inc., Class A(a)(b)	2,753	35,734
Bumble, Inc., Class A(a)	6,338	21,232
Cargurus, Inc., Class A(a)	5,337	172,919
Cars.com, Inc.(a)(b)	4,460	50,665
EverQuote, Inc., Class A(a)(b)	2,107	47,829
fuboTV, Inc., Class A(a)	21,357	47,626
Getty Images Holdings, Inc.(a)	12,015	15,740
Grindr, Inc.(a)	2,746	31,085
IAC, Inc.(a)	4,083	150,867
Match Group, Inc.	15,869	494,319
MediaAlpha, Inc., Class A(a)	3,417	34,956
Meta Platforms, Inc., Class A	138,712	99,387,148
Nextdoor Holdings, Inc.(a)	10,985	21,531
Pinterest, Inc., Class A(a)	37,391	827,463
QuinStreet, Inc.(a)	3,026	40,215
Reddit, Inc., Class A(a)	7,890	1,422,330
Rumble, Inc.(a)(b)	5,901	33,577
Shutterstock, Inc.	1,395	27,691
Teads Holding Co.(a)(b)	4,466	3,006
TripAdvisor, Inc.(a)(b)	7,461	99,157
Trump Media & Technology Group Corp., Class A(a)(b)	10,629	135,839
Webtoon Entertainment, Inc.(a)(b)	2,047	24,748
Yelp, Inc.(a)	4,499	123,183
Ziff Davis, Inc.(a)	3,041	116,227
ZipRecruiter, Inc., Class A(a)	5,115	12,583
ZoomInfo Technologies, Inc., Class A(a)	15,209	122,432
		330,114,399
IT Services — 1.2%
Accenture PLC, Class A	39,770	10,484,963
Akamai Technologies, Inc.(a)	8,881	862,789
Amdocs Ltd.	6,854	561,617
Applied Digital Corp.(a)(b)	14,693	497,799
ASGN, Inc.(a)	2,361	122,984
Backblaze, Inc., Class A(a)	5,118	23,287
BigBear.ai Holdings, Inc.(a)(b)	28,992	146,120
Cloudflare, Inc., Class A(a)	19,916	3,532,103
Cognizant Technology Solutions Corp., Class A	30,710	2,520,063
Commerce.com, Inc., Series 1(a)	4,449	13,881
DigitalOcean Holdings, Inc.(a)	3,999	220,945
DXC Technology Co.(a)	10,229	147,604
EPAM Systems, Inc.(a)	3,493	728,640
Fastly, Inc., Class A(a)	7,006	64,806
Gartner, Inc.(a)	4,678	980,556
Globant SA(a)(b)	2,826	189,003
GoDaddy, Inc., Class A(a)	8,524	856,832
Grid Dynamics Holdings, Inc., Class A(a)	3,516	29,077
Hackett Group, Inc.	1,720	31,390
Information Services Group, Inc.	4,090	22,781
International Business Machines Corp.	59,109	18,128,730
Kyndryl Holdings, Inc.(a)	14,172	325,956
MongoDB, Inc., Class A(a)	5,010	1,860,363
Okta, Inc., Class A(a)	10,624	897,516
Rackspace Technology, Inc.(a)(b)	2,884	1,764
Snowflake, Inc., Class A(a)	20,859	4,019,529
TSS, Inc.(a)(b)	1,396	14,239
Tucows, Inc., Class A(a)(b)	474	10,532
Twilio, Inc., Class A(a)	8,951	1,078,237
Unisys Corp.(a)	3,469	9,123
Security	Shares	Value
IT Services (continued)
VeriSign, Inc.	5,287	$ 1,291,244
VTEX, Class A(a)	6,014	18,884
		49,693,357
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	172,165
Brunswick Corp.	4,072	326,656
Callaway Golf Co.(a)	9,369	134,445
Clarus Corp.	1,492	5,714
Funko, Inc., Class A(a)	2,563	10,406
Hasbro, Inc.	8,336	744,488
JAKKS Pacific, Inc.	934	17,064
Johnson Outdoors, Inc., Class A	138	6,264
Latham Group, Inc.(a)	2,161	13,593
Malibu Boats, Inc., Class A(a)(b)	1,332	43,290
MasterCraft Boat Holdings, Inc.(a)(b)	1,420	30,573
Mattel, Inc.(a)	20,118	420,265
Peloton Interactive, Inc., Class A(a)(b)	24,496	136,933
Polaris, Inc.	3,366	214,885
Smith & Wesson Brands, Inc.	2,956	32,280
Sturm Ruger & Co., Inc.	1,052	38,598
YETI Holdings, Inc.(a)	5,240	239,520
		2,587,139
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)	8,120	164,024
Adaptive Biotechnologies Corp.(a)	10,614	196,359
Agilent Technologies, Inc.	18,102	2,422,953
Avantor, Inc.(a)	41,378	451,848
Azenta, Inc.(a)	2,445	95,062
BioLife Solutions, Inc.(a)	2,281	49,726
Bio-Rad Laboratories, Inc., Class A(a)	1,176	345,391
Bio-Techne Corp.	9,809	628,659
Bruker Corp.(b)	6,223	275,617
Charles River Laboratories International, Inc.(a)	3,099	652,277
Codexis, Inc.(a)	3,610	4,476
CryoPort, Inc.(a)	2,296	21,835
Cytek Biosciences, Inc.(a)	7,712	38,560
Danaher Corp.	40,004	8,756,475
Fortrea Holdings, Inc.(a)	5,591	93,985
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	4,326	38,804
Illumina, Inc.(a)	9,760	1,413,346
IQVIA Holdings, Inc.(a)	10,731	2,469,740
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	22,243
MaxCyte, Inc.(a)	6,350	5,758
Medpace Holdings, Inc.(a)	1,418	825,957
Mesa Laboratories, Inc.	342	26,936
Mettler-Toledo International, Inc.(a)	1,306	1,793,451
Niagen Bioscience, Inc.(a)	3,449	20,659
OmniAb, Inc.(a)(b)	10,048	18,287
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)	15,893	35,918
Personalis, Inc.(a)	5,444	51,010
Qiagen NV(b)	13,292	713,382
Quanterix Corp.(a)	3,192	20,237
Quantum-Si, Inc., Class A(a)(b)	7,468	8,439
Repligen Corp.(a)	3,472	518,613
Revvity, Inc.	7,373	802,182
Sotera Health Co.(a)	14,247	258,156
Standard BioTools, Inc.(a)	23,888	33,443
Tempus AI, Inc., Class A(a)(b)	6,424	384,284

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	23,992	$ 13,882,011
Waters Corp.(a)	3,783	1,402,434
West Pharmaceutical Services, Inc.	4,545	1,050,440
		39,992,977
Machinery — 2.0%
3D Systems Corp.(a)(b)	7,065	15,826
Aebi Schmidt Holding AG(b)	2,053	30,056
AGCO Corp.	4,160	471,786
Alamo Group, Inc.	698	136,326
Albany International Corp., Class A	2,042	113,311
Alliance Laundry Holdings, Inc.(a)(b)	2,977	65,732
Allison Transmission Holdings, Inc.	5,364	583,067
Astec Industries, Inc.	1,273	62,021
Atmus Filtration Technologies, Inc.	5,171	299,763
Blue Bird Corp.(a)(b)	2,169	109,122
Caterpillar, Inc.	29,417	19,337,559
CECO Environmental Corp.(a)	1,773	119,553
Chart Industries, Inc.(a)	2,897	600,664
CNH Industrial NV	55,128	593,177
Columbus McKinnon Corp.	1,466	30,903
Crane Co.	3,125	570,750
Cummins, Inc.	8,743	5,060,623
Deere & Co.	15,522	8,195,616
Donaldson Co., Inc.	7,376	751,909
Douglas Dynamics, Inc.	1,306	49,210
Dover Corp.	8,608	1,734,426
Energy Recovery, Inc.(a)	3,940	57,485
Enerpac Tool Group Corp., Class A	3,599	145,256
Enpro, Inc.	1,416	338,113
Esab Corp.	3,616	437,898
ESCO Technologies, Inc.	1,565	357,086
Federal Signal Corp.	3,769	407,391
Flowserve Corp.	7,865	614,650
Fortive Corp.	20,154	1,064,333
Franklin Electric Co., Inc.	2,440	243,073
Gates Industrial Corp. PLC(a)	16,092	370,438
Gorman-Rupp Co.	1,213	66,096
Graco, Inc.	10,547	921,070
Graham Corp.(a)	870	60,830
Greenbrier Cos., Inc.	2,191	110,470
Helios Technologies, Inc.	1,936	125,414
Hillenbrand, Inc.	4,517	144,137
Hillman Solutions Corp.(a)	12,662	118,643
Hyster-Yale, Inc., Class A	682	22,813
IDEX Corp.	4,894	971,704
Illinois Tool Works, Inc.	18,409	4,809,535
Ingersoll Rand, Inc.	25,258	2,174,461
ITT, Inc.	5,369	978,769
JBT Marel Corp.	3,215	505,752
Kadant, Inc.	797	255,869
Kennametal, Inc.	4,869	167,445
Lincoln Electric Holdings, Inc.	3,405	903,517
Lindsay Corp.	692	86,687
Luxfer Holdings PLC	2,208	33,429
Manitowoc Co., Inc.(a)	2,189	28,282
Mayville Engineering Co., Inc.(a)(b)	1,707	33,457
Microvast Holdings, Inc.(a)(b)	14,073	36,871
Middleby Corp.(a)	3,073	452,253
Miller Industries, Inc.	1,094	44,821
Mueller Industries, Inc.	7,078	963,599
Mueller Water Products, Inc., Class A	10,406	281,690
Security	Shares	Value
Machinery (continued)
Nordson Corp.	3,380	$ 927,911
Omega Flex, Inc.	130	4,289
Oshkosh Corp.	3,963	569,959
Otis Worldwide Corp.	24,790	2,117,562
PACCAR, Inc.	32,741	4,024,196
Parker-Hannifin Corp.	8,036	7,520,410
Park-Ohio Holdings Corp.	1,119	25,245
Pentair PLC	10,391	1,094,900
Proto Labs, Inc.(a)	1,922	101,193
RBC Bearings, Inc.(a)	1,969	983,850
REV Group, Inc.	3,064	195,790
Richtech Robotics, Inc., Class B(a)(b)	11,967	42,842
Snap-on, Inc.	3,250	1,189,858
SPX Technologies, Inc.(a)	3,151	656,700
Standex International Corp.	780	187,200
Stanley Black & Decker, Inc.	9,755	767,328
Tennant Co.	1,312	99,830
Terex Corp.	3,788	215,916
Timken Co.	4,100	382,079
Titan International, Inc.(a)	2,632	25,109
Toro Co.	6,262	572,973
Trinity Industries, Inc.	5,760	165,542
Wabash National Corp.	3,518	35,637
Watts Water Technologies, Inc., Class A	1,727	516,908
Westinghouse Air Brake Technologies Corp.	10,772	2,479,068
Worthington Enterprises, Inc.	1,931	107,306
Xylem, Inc.	15,459	2,131,332
		84,405,670
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)	616	10,183
Costamare, Inc.	3,080	51,682
Genco Shipping & Trading Ltd.	2,396	50,076
Himalaya Shipping Ltd.(b)	1,071	11,631
Kirby Corp.(a)	3,546	417,222
Matson, Inc.	2,099	336,470
Safe Bulkers, Inc.	7,287	41,609
		918,873
Media — 0.2%
Advantage Solutions, Inc., Class A(a)(b)	3,751	4,051
AMC Networks, Inc., Class A(a)	2,229	17,186
Boston Omaha Corp., Class A(a)	863	10,537
Cable One, Inc.	350	28,346
Charter Communications, Inc., Class A(a)(b)	5,311	1,094,703
DoubleVerify Holdings, Inc.(a)	10,846	117,354
EchoStar Corp., Class A(a)(b)	8,527	965,427
Entravision Communications Corp., Class A	1,689	5,084
EW Scripps Co., Class A(a)	2,946	9,869
Fox Corp., Class A	13,111	954,219
Fox Corp., Class B	8,564	561,541
Gray Media, Inc.	6,043	27,254
Ibotta, Inc., Class A(a)(b)	1,173	24,234
iHeartMedia, Inc., Class A(a)	7,236	23,445
John Wiley & Sons, Inc., Class A	2,734	85,383
Liberty Broadband Corp., Class A(a)	1,051	50,469
Liberty Broadband Corp., Class C(a)	7,749	372,804
Magnite, Inc.(a)	7,546	109,191
National CineMedia, Inc.	7,897	28,508
New York Times Co., Class A	10,194	747,322
News Corp., Class A	24,095	651,288
News Corp., Class B	7,553	234,898
Newsmax, Inc., Class B(a)(b)	4,492	30,995
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Nexstar Media Group, Inc., Class A	1,749	$ 371,453
Nexxen International Ltd.(a)(b)	3,975	24,565
NIQ Global Intelligence PLC(a)(b)	2,799	47,555
Omnicom Group, Inc.	20,340	1,566,994
Optimum Communications, Inc., Class A(a)(b)	18,560	28,397
PubMatic, Inc., Class A(a)	2,634	19,123
Scholastic Corp.	1,648	57,631
Sinclair, Inc., Class A	2,203	31,965
Sirius XM Holdings, Inc.	13,128	267,155
Stagwell, Inc., Class A(a)	3,725	22,387
TechTarget, Inc.(a)	1,792	9,390
TEGNA, Inc.	11,352	217,504
Thryv Holdings, Inc.(a)	1,791	8,615
Trade Desk, Inc., Class A(a)	28,349	859,825
USA TODAY Co., Inc.(a)(b)	7,997	47,342
Versant Media Group, Inc.(a)	9,589	312,410
		10,046,419
Metals & Mining — 0.7%
Alcoa Corp.	16,782	953,385
Alpha Metallurgical Resources, Inc.(a)	727	152,525
American Battery Technology Co.(a)(b)	10,833	43,765
Anglogold Ashanti PLC	31,999	2,971,747
Caledonia Mining Corp. PLC	1,362	37,373
Century Aluminum Co.(a)	3,195	144,829
Cleveland-Cliffs, Inc.(a)	37,204	511,927
Coeur Mining, Inc.(a)(b)	40,263	822,976
Commercial Metals Co.	7,002	538,244
Compass Minerals International, Inc.(a)	2,480	61,950
Constellium SE, Class A(a)	9,126	205,061
Critical Metals Corp.(a)(b)	2,846	37,482
Dakota Gold Corp.(a)(b)	6,771	40,558
Ferroglobe PLC	9,697	46,061
Freeport-McMoRan, Inc.	90,866	5,472,859
Hecla Mining Co.	39,972	900,169
Idaho Strategic Resources, Inc.(a)	618	22,285
Ivanhoe Electric, Inc.(a)	6,984	119,357
Kaiser Aluminum Corp.	1,048	128,506
Lifezone Metals Ltd.(a)(b)	5,680	30,047
Materion Corp.	1,409	194,836
Metallus, Inc.(a)	2,945	58,753
MP Materials Corp., Class A(a)(b)	8,331	489,613
Newmont Corp.	69,797	7,841,693
NioCorp Developments Ltd.(a)(b)	9,432	55,649
Novagold Resources, Inc.(a)(b)	21,286	185,827
Nucor Corp.	14,592	2,593,290
Olympic Steel, Inc.	384	18,467
Perpetua Resources Corp.(a)(b)	5,064	134,804
Ramaco Resources, Inc., Class A(a)	1,470	28,680
Reliance, Inc.	3,293	1,085,043
Royal Gold, Inc.(b)	5,206	1,370,792
Ryerson Holding Corp.	2,155	60,814
Southern Copper Corp.	5,288	1,006,412
SSR Mining, Inc.(a)	12,721	290,420
Steel Dynamics, Inc.	8,694	1,561,182
SunCoke Energy, Inc.	5,143	40,424
Tredegar Corp.(a)	2,663	22,769
U.S. Antimony Corp.(a)(b)	8,002	58,655
USA Rare Earth, Inc., Class A(a)(b)	5,828	130,664
Security	Shares	Value
Metals & Mining (continued)
Warrior Met Coal, Inc.	3,308	$ 295,404
Worthington Steel, Inc.	1,931	77,684
		30,842,981
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	4,414	35,312
AGNC Investment Corp.	68,038	775,633
Angel Oak Mortgage REIT, Inc.	1,604	14,388
Annaly Capital Management, Inc.	43,419	999,071
Apollo Commercial Real Estate Finance, Inc.	11,046	119,407
Arbor Realty Trust, Inc.	10,209	78,609
Ares Commercial Real Estate Corp.	2,603	13,562
ARMOUR Residential REIT, Inc.	8,113	141,166
Blackstone Mortgage Trust, Inc., Class A	11,316	217,833
BrightSpire Capital, Inc., Class A	5,031	30,085
Chimera Investment Corp.	3,999	49,388
Claros Mortgage Trust, Inc.(a)	6,855	18,783
Dynex Capital, Inc.	9,622	133,553
Ellington Financial, Inc.	5,436	69,853
Franklin BSP Realty Trust, Inc.	5,397	55,373
Invesco Mortgage Capital, Inc.	3,079	26,449
KKR Real Estate Finance Trust, Inc.	4,580	37,922
Ladder Capital Corp., Class A	6,531	71,645
MFA Financial, Inc.	6,287	60,607
Orchid Island Capital, Inc.	11,723	91,439
PennyMac Mortgage Investment Trust	5,334	63,101
Ready Capital Corp.(b)	9,961	21,217
Redwood Trust, Inc.	6,308	34,568
Rithm Capital Corp.	33,875	370,593
Starwood Property Trust, Inc.	21,347	382,752
Sunrise Realty Trust, Inc.	459	4,315
TPG RE Finance Trust, Inc.	3,418	30,865
Two Harbors Investment Corp.	7,086	81,276
		4,028,765
Multi-Utilities — 0.5%
Ameren Corp.	17,144	1,770,632
Avista Corp.	4,818	198,935
Black Hills Corp.	4,460	325,491
CenterPoint Energy, Inc.	41,395	1,642,968
CMS Energy Corp.	19,050	1,361,884
Consolidated Edison, Inc.	22,899	2,441,720
Dominion Energy, Inc.	54,219	3,262,357
DTE Energy Co.	13,163	1,768,844
NiSource, Inc.	30,311	1,342,474
Northwestern Energy Group, Inc.	3,880	263,297
Public Service Enterprise Group, Inc.	31,724	2,612,789
Sempra	41,470	3,608,305
Unitil Corp.	767	39,048
WEC Energy Group, Inc.	20,685	2,289,209
		22,927,953
Office REITs — 0.1%
Brandywine Realty Trust	10,235	28,965
BXP, Inc.	10,424	674,120
COPT Defense Properties	7,249	223,342
Cousins Properties, Inc.	10,476	264,414
Douglas Emmett, Inc.	11,576	122,243
Easterly Government Properties, Inc.	2,498	58,428
Empire State Realty Trust, Inc., Class A	7,712	51,131
Highwoods Properties, Inc.	7,001	180,976
Hudson Pacific Properties, Inc.(a)	3,312	28,549

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Kilroy Realty Corp.	7,474	$ 257,703
NET Lease Office Properties	892	17,403
Peakstone Realty Trust	1,886	29,459
Piedmont Realty Trust, Inc., Class A	6,483	54,587
Postal Realty Trust, Inc., Class A	1,151	20,983
SL Green Realty Corp.	5,014	224,527
Vornado Realty Trust	11,598	369,744
		2,606,574
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	20,850	392,397
Antero Resources Corp.(a)	18,215	662,480
APA Corp.	22,023	581,627
Ardmore Shipping Corp.	2,633	34,018
BKV Corp.(a)(b)	1,820	54,145
California Resources Corp.	5,051	270,229
Calumet, Inc.(a)	4,768	106,851
Centrus Energy Corp., Class A(a)(b)	1,066	296,647
Cheniere Energy, Inc.	13,536	2,863,135
Chevron Corp.	119,023	21,055,169
Chord Energy Corp.	3,652	366,077
Clean Energy Fuels Corp.(a)	11,389	25,056
CNX Resources Corp.(a)	8,773	340,392
Comstock Resources, Inc.(a)	4,604	112,107
ConocoPhillips	79,453	8,281,386
Core Natural Resources, Inc.	3,361	320,572
Coterra Energy, Inc.	47,924	1,382,607
Crescent Energy Co., Class A	17,001	166,100
CVR Energy, Inc.(a)	1,753	39,863
Delek U.S. Holdings, Inc.	4,418	130,375
Devon Energy Corp.	38,981	1,567,426
DHT Holdings, Inc.	8,078	115,758
Diamondback Energy, Inc.	11,924	1,954,940
Diversified Energy Co.	3,413	45,700
Dorian LPG Ltd.	2,259	66,708
DT Midstream, Inc.(a)	6,406	807,284
Encore Energy Corp.(a)(b)	10,541	33,520
Energy Fuels, Inc./Canada(a)(b)	15,151	339,988
EOG Resources, Inc.	34,719	3,893,042
EQT Corp.	39,483	2,279,354
Excelerate Energy, Inc., Class A	1,997	74,588
Expand Energy Corp.	14,446	1,623,875
Exxon Mobil Corp.	268,403	37,952,184
FLEX LNG Ltd.	1,825	48,728
FutureFuel Corp.	1,697	5,583
Gevo, Inc.(a)(b)	22,524	44,147
Golar LNG Ltd.	6,652	270,005
Granite Ridge Resources, Inc.	5,252	26,365
Green Plains, Inc.(a)	5,321	60,979
Gulfport Energy Corp.(a)	980	200,087
HF Sinclair Corp.	10,087	524,423
HighPeak Energy, Inc.(b)	727	3,308
International Seaways, Inc.	2,882	171,911
Kinder Morgan, Inc.	123,541	3,766,765
Kinetik Holdings, Inc., Class A	2,472	101,130
Kosmos Energy Ltd.(a)(b)	30,237	47,774
Lightbridge Corp.(a)(b)	2,996	46,093
Magnolia Oil & Gas Corp., Class A	11,033	281,452
Marathon Petroleum Corp.	19,320	3,403,991
Matador Resources Co.	7,435	336,359
Murphy Oil Corp.	9,297	279,747
NACCO Industries, Inc., Class A	532	26,190
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Navigator Holdings Ltd.	2,844	$ 52,699
New Fortress Energy, Inc., Class A(a)(b)	4,142	5,509
NextDecade Corp.(a)(b)	8,405	44,462
Nordic American Tankers Ltd.	13,383	55,673
Northern Oil & Gas, Inc.	5,384	134,600
Occidental Petroleum Corp.	44,804	2,033,654
ONEOK, Inc.	39,699	3,143,764
Ovintiv, Inc.	16,284	707,866
Par Pacific Holdings, Inc.(a)	3,399	128,278
PBF Energy, Inc., Class A	5,810	194,403
Peabody Energy Corp.	7,488	264,027
Permian Resources Corp., Class A	44,137	711,930
Phillips 66	25,602	3,675,423
Range Resources Corp.	14,997	567,636
REX American Resources Corp.(a)	2,152	72,759
Riley Exploration Permian, Inc.	425	11,921
Sable Offshore Corp., Class A(a)(b)	5,421	52,475
SandRidge Energy, Inc.	1,890	29,957
Scorpio Tankers, Inc.	3,001	190,924
SFL Corp. Ltd.	6,378	56,509
SM Energy Co.	16,860	328,264
Talos Energy, Inc.(a)	7,922	94,430
Targa Resources Corp.	13,493	2,711,823
Teekay Corp. Ltd.	4,449	45,513
Teekay Tankers Ltd., Class A	1,541	99,425
Texas Pacific Land Corp.(b)	3,665	1,276,739
Uranium Energy Corp.(a)(b)	29,611	510,494
VAALCO Energy, Inc.	8,384	43,094
Valero Energy Corp.	19,311	3,503,595
Viper Energy, Inc., Class A	10,945	463,411
Vitesse Energy, Inc.	1,510	31,650
W&T Offshore, Inc.	7,555	16,394
Williams Cos., Inc.	77,373	5,204,108
World Kinect Corp.	4,001	107,667
		124,451,713
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	17,678
Louisiana-Pacific Corp.	4,046	338,812
Magnera Corp.(a)	3,180	41,562
Sylvamo Corp.	2,521	123,378
		521,430
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	7,417	377,006
Allegiant Travel Co.(a)	932	82,603
American Airlines Group, Inc.(a)	41,220	548,226
Delta Air Lines, Inc.	41,432	2,729,954
Frontier Group Holdings, Inc.(a)(b)	2,715	12,598
JetBlue Airways Corp.(a)	21,282	103,643
Joby Aviation, Inc.(a)(b)	30,066	317,798
SkyWest, Inc.(a)	2,476	238,983
Southwest Airlines Co.	29,271	1,390,958
Sun Country Airlines Holdings, Inc.(a)	2,011	35,273
United Airlines Holdings, Inc.(a)	20,677	2,115,671
		7,952,713
Personal Care Products — 0.1%
Beauty Health Co., Class A(a)(b)	6,871	10,306
BellRing Brands, Inc.(a)	8,741	217,389
Coty, Inc., Class A(a)	25,648	81,304
Edgewell Personal Care Co.	3,579	69,647
elf Beauty, Inc.(a)	3,535	300,440
Estee Lauder Cos., Inc., Class A	15,567	1,794,564
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Herbalife Ltd.(a)	6,918	$ 119,266
Honest Co., Inc.(a)(b)	9,280	22,921
Interparfums, Inc.	1,217	118,743
Kenvue, Inc.	120,722	2,100,563
Medifast, Inc.(a)(b)	711	8,134
Nature’s Sunshine Products, Inc.(a)	255	6,431
Nu Skin Enterprises, Inc., Class A	3,335	35,384
Olaplex Holdings, Inc.(a)	8,979	14,187
USANA Health Sciences, Inc.(a)	667	14,474
Waldencast PLC, Class A(a)(b)	3,027	5,479
		4,919,232
Pharmaceuticals — 3.1%
Alumis, Inc.(a)	2,921	71,594
Amneal Pharmaceuticals, Inc., Class A(a)	8,670	118,606
Amphastar Pharmaceuticals, Inc.(a)	1,929	51,099
Amylyx Pharmaceuticals, Inc.(a)	6,202	88,627
ANI Pharmaceuticals, Inc.(a)(b)	930	76,120
Aquestive Therapeutics, Inc.(a)(b)	7,440	21,948
Arvinas, Inc.(a)	4,655	62,284
Atea Pharmaceuticals, Inc.(a)(b)	3,928	16,655
Avadel Pharmaceuticals PLC(a)	6,470	139,428
Axsome Therapeutics, Inc.(a)	2,571	473,707
Bristol-Myers Squibb Co.	129,472	7,127,434
Collegium Pharmaceutical, Inc.(a)	1,943	89,223
Corcept Therapeutics, Inc.(a)	6,353	253,294
CorMedix, Inc.(a)(b)	4,992	38,738
Crinetics Pharmaceuticals, Inc.(a)	5,879	293,597
Definium Therapeutics, Inc.(a)(b)	5,931	100,115
Edgewise Therapeutics, Inc.(a)	4,396	123,747
Elanco Animal Health, Inc.(a)	31,802	765,792
Eli Lilly & Co.	50,896	52,786,786
Enliven Therapeutics, Inc.(a)	2,827	74,774
Esperion Therapeutics, Inc.(a)	15,925	53,986
Eton Pharmaceuticals, Inc.(a)	2,925	43,904
Evolus, Inc.(a)	4,724	22,156
EyePoint Pharmaceuticals, Inc.(a)(b)	5,129	69,344
Fulcrum Therapeutics, Inc.(a)(b)	1,951	20,934
Harmony Biosciences Holdings, Inc.(a)	2,403	87,758
Harrow, Inc.(a)(b)	1,688	69,107
Indivior Pharmaceuticals, Inc.(a)	8,197	290,010
Innoviva, Inc.(a)	4,370	87,400
Jazz Pharmaceuticals PLC(a)	3,672	604,007
Johnson & Johnson	152,884	34,742,889
LENZ Therapeutics, Inc.(a)(b)	1,314	20,787
Ligand Pharmaceuticals, Inc.(a)	1,147	220,339
Liquidia Corp.(a)(b)	3,849	163,159
Maze Therapeutics, Inc.(a)	1,815	79,098
MBX Biosciences, Inc.(a)	1,925	70,936
Merck & Co., Inc.	160,073	17,651,250
Nuvation Bio, Inc., Class A(a)	16,108	84,406
Ocular Therapeutix, Inc.(a)	10,818	98,877
Omeros Corp.(a)	4,825	56,404
Organon & Co.	17,485	149,322
Pacira BioSciences, Inc.(a)	2,757	56,629
Perrigo Co. PLC	8,973	127,506
Pfizer, Inc.	360,917	9,542,645
Phathom Pharmaceuticals, Inc.(a)(b)	3,139	42,910
Phibro Animal Health Corp., Class A	1,710	68,656
Prestige Consumer Healthcare, Inc.(a)	3,378	217,780
Rapport Therapeutics, Inc.(a)	1,625	43,241
Royalty Pharma PLC, Class A	24,441	1,018,701
Septerna, Inc.(a)	1,749	40,822
Security	Shares	Value
Pharmaceuticals (continued)
SIGA Technologies, Inc.	2,502	$ 16,763
Supernus Pharmaceuticals, Inc.(a)	3,326	160,180
Tarsus Pharmaceuticals, Inc.(a)	2,266	146,248
Terns Pharmaceuticals, Inc.(a)	5,702	197,289
Theravance Biopharma, Inc.(a)(b)	2,778	52,615
Third Harmonic Bio, Inc.(a)(d)	1,258	38
Trevi Therapeutics, Inc.(a)	6,134	64,223
Viatris, Inc.	73,201	958,201
WaVe Life Sciences Ltd.(a)	6,786	87,811
Xeris Biopharma Holdings, Inc.(a)	12,064	88,791
Zevra Therapeutics, Inc.(a)(b)	5,553	49,977
Zoetis, Inc., Class A	28,350	3,538,647
		133,979,314
Professional Services — 0.6%
Alight, Inc., Class A	30,678	46,937
Amentum Holdings, Inc.(a)	9,722	347,853
Asure Software, Inc.(a)(b)	833	8,014
Automatic Data Processing, Inc.	25,888	6,389,676
Barrett Business Services, Inc.	1,308	49,704
BlackSky Technology, Inc., Class A(a)(b)	2,704	59,677
Booz Allen Hamilton Holding Corp., Class A	7,600	671,992
Broadridge Financial Solutions, Inc.	7,403	1,459,205
CACI International, Inc., Class A(a)	1,379	855,780
CBIZ, Inc.(a)(b)	2,985	117,460
Clarivate PLC(a)(b)	30,144	79,882
Concentrix Corp.	3,231	120,678
Conduent, Inc.(a)	11,206	15,576
CRA International, Inc.	456	86,157
CSG Systems International, Inc.	1,626	129,674
Dayforce, Inc.(a)	9,709	672,542
Equifax, Inc.	7,751	1,561,051
ExlService Holdings, Inc.(a)	9,605	376,036
Exponent, Inc.	3,516	252,695
First Advantage Corp.(a)(b)	5,027	67,865
Forrester Research, Inc.(a)(b)	474	3,844
Franklin Covey Co.(a)(b)	875	17,824
FTI Consulting, Inc.(a)	1,856	324,188
Genpact Ltd.	9,988	440,471
Huron Consulting Group, Inc.(a)(b)	1,073	181,337
IBEX Holdings Ltd.(a)	997	37,088
ICF International, Inc.	1,207	112,553
Innodata, Inc.(a)(b)	2,252	124,851
Insperity, Inc.	2,314	98,877
Jacobs Solutions, Inc.	7,562	1,022,836
KBR, Inc.	7,572	324,157
Kelly Services, Inc., Class A	1,865	20,123
Kforce, Inc.	1,435	50,699
Korn Ferry	3,503	243,353
Legalzoom.com, Inc.(a)	9,589	85,246
Leidos Holdings, Inc.	8,101	1,525,256
ManpowerGroup, Inc.	2,953	107,283
Maximus, Inc.	3,559	336,112
Parsons Corp.(a)	3,556	249,133
Paychex, Inc.	20,500	2,114,165
Paycom Software, Inc.	3,175	427,831
Paylocity Holding Corp.(a)	2,941	396,976
Planet Labs PBC, Class A(a)(b)	14,975	373,926
Resolute Holdings Management, Inc.(a)(b)	240	48,950
Resources Connection, Inc.	2,633	11,928
Robert Half, Inc.	6,974	241,370
Science Applications International Corp.	2,886	293,679
Spire Global, Inc., Class A(a)(b)	3,429	39,262

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
SS&C Technologies Holdings, Inc.	13,291	$ 1,088,400
TIC Solutions, Inc.(a)(b)	10,979	110,888
TransUnion	12,368	977,319
TriNet Group, Inc.	2,005	122,786
TrueBlue, Inc.(a)(b)	1,967	10,543
TTEC Holdings, Inc.(a)	1,040	3,318
Upwork, Inc.(a)	7,682	153,871
Verisk Analytics, Inc.	8,891	1,933,437
Verra Mobility Corp., Class A(a)	10,289	198,578
Willdan Group, Inc.(a)(b)	706	89,097
		27,310,009
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	18,890	3,217,534
Compass, Inc., Class A(a)	41,177	515,536
CoStar Group, Inc.(a)	26,529	1,631,533
Cushman & Wakefield Ltd.(a)	10,268	168,806
eXp World Holdings, Inc.	6,844	61,870
Forestar Group, Inc.(a)	1,192	31,016
FRP Holdings, Inc.(a)	372	8,895
Howard Hughes Holdings, Inc.(a)(b)	2,191	178,917
Jones Lang LaSalle, Inc.(a)	2,997	1,072,656
Kennedy-Wilson Holdings, Inc.	8,538	84,099
Marcus & Millichap, Inc.	1,555	42,296
Newmark Group, Inc., Class A	9,252	164,963
RE/MAX Holdings, Inc., Class A(a)(b)	632	4,917
Real Brokerage, Inc.(a)	8,923	31,587
RMR Group, Inc., Class A	541	8,196
Seaport Entertainment Group, Inc.(a)	550	10,389
St. Joe Co.	2,394	158,459
Stratus Properties, Inc.(a)	955	28,335
Tejon Ranch Co.(a)	507	8,158
Zillow Group, Inc., Class A(a)	2,932	182,488
Zillow Group, Inc., Class C(a)	10,271	647,381
		8,258,031
Residential REITs — 0.2%
American Homes 4 Rent, Class A	21,704	679,769
Apartment Investment and Management Co., Class A	8,722	51,285
AvalonBay Communities, Inc.	9,034	1,605,071
BRT Apartments Corp.	1,270	18,656
Camden Property Trust	6,705	731,180
Centerspace	916	58,871
Clipper Realty, Inc.	393	1,372
Equity LifeStyle Properties, Inc.	12,071	762,525
Equity Residential	24,061	1,499,482
Essex Property Trust, Inc.	4,115	1,036,445
Independence Realty Trust, Inc.	14,480	241,816
Invitation Homes, Inc.	38,870	1,038,995
Mid-America Apartment Communities, Inc.	7,392	992,746
NexPoint Residential Trust, Inc.	1,405	42,459
Sun Communities, Inc.	7,780	991,405
UDR, Inc.	21,207	787,840
UMH Properties, Inc.	3,850	60,176
Veris Residential, Inc.	4,759	72,289
		10,672,382
Retail REITs — 0.3%
Acadia Realty Trust	7,485	149,775
Agree Realty Corp.	7,136	515,433
Alexander’s, Inc.	94	23,021
Brixmor Property Group, Inc.	18,707	501,161
CBL & Associates Properties, Inc.	1,773	63,473
Security	Shares	Value
Retail REITs (continued)
Curbline Properties Corp.	6,406	$ 155,345
Federal Realty Investment Trust	5,622	568,721
Getty Realty Corp.	3,398	101,464
InvenTrust Properties Corp.	5,089	149,566
Kimco Realty Corp.	41,757	880,238
Kite Realty Group Trust	13,877	325,971
Macerich Co.	17,207	325,728
NETSTREIT Corp.	4,357	82,086
NNN REIT, Inc.	12,170	507,124
Phillips Edison & Co., Inc.	7,940	287,666
Realty Income Corp.	58,172	3,557,799
Regency Centers Corp.	11,602	845,438
Saul Centers, Inc.	796	25,257
Simon Property Group, Inc.	20,583	3,937,734
SITE Centers Corp.	3,203	19,602
Tanger, Inc.	7,151	233,981
Urban Edge Properties	7,999	155,421
Whitestone REIT	2,512	35,771
		13,447,775
Semiconductors & Semiconductor Equipment — 13.0%
ACM Research, Inc., Class A(a)	2,930	170,292
Advanced Micro Devices, Inc.(a)	102,312	24,220,320
Aehr Test Systems(a)(b)	1,691	43,357
Allegro MicroSystems, Inc.(a)	7,384	272,543
Alpha & Omega Semiconductor Ltd.(a)	1,720	38,012
Ambarella, Inc.(a)	2,327	149,021
Amkor Technology, Inc.	7,508	362,862
Analog Devices, Inc.	31,519	9,798,627
Applied Materials, Inc.	50,956	16,424,138
Astera Labs, Inc.(a)	8,003	1,205,412
Axcelis Technologies, Inc.(a)	1,979	174,291
Broadcom, Inc.	293,405	97,205,077
CEVA, Inc.(a)	1,470	31,002
Cirrus Logic, Inc.(a)	3,208	418,131
Cohu, Inc.(a)(b)	3,237	92,384
Credo Technology Group Holding Ltd.(a)(b)	9,647	1,208,576
Diodes, Inc.(a)	2,733	161,766
Enphase Energy, Inc.(a)	7,678	283,932
Entegris, Inc.	9,522	1,124,263
First Solar, Inc.(a)	6,448	1,454,153
FormFactor, Inc.(a)	4,805	338,704
GLOBALFOUNDRIES, Inc.(a)	6,396	269,911
Ichor Holdings Ltd.(a)	2,288	69,418
Impinj, Inc.(a)	1,813	250,375
indie Semiconductor, Inc., Class A(a)(b)	9,909	40,627
Intel Corp.(a)	280,331	13,026,982
KLA Corp.	8,359	11,936,150
Kopin Corp.(a)	17,377	44,311
Kulicke & Soffa Industries, Inc.	3,436	196,986
Lam Research Corp.	79,767	18,622,404
Lattice Semiconductor Corp.(a)	8,637	695,451
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,019	880,402
Marvell Technology, Inc.	54,918	4,334,129
MaxLinear, Inc.(a)	4,731	82,083
Microchip Technology, Inc.	33,528	2,545,446
Micron Technology, Inc.	70,984	29,449,842
MKS, Inc.	4,374	1,029,683
Monolithic Power Systems, Inc.	2,940	3,305,001
Navitas Semiconductor Corp.(a)(b)	12,505	107,293
NVE Corp.	349	23,554
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	1,486,888	$ 284,188,903
ON Semiconductor Corp.(a)	25,952	1,554,265
Onto Innovation, Inc.(a)	3,047	615,646
PDF Solutions, Inc.(a)	1,754	55,865
Penguin Solutions, Inc.(a)	3,469	66,640
Photronics, Inc.(a)	3,827	132,299
Power Integrations, Inc.	3,382	155,369
Qnity Electronics, Inc.	13,296	1,278,809
Qorvo, Inc.(a)	5,170	403,829
QUALCOMM, Inc.	68,633	10,404,077
Rambus, Inc.(a)	6,785	772,337
Rigetti Computing, Inc.(a)(b)	19,427	352,989
Semtech Corp.(a)	5,463	435,674
Silicon Laboratories, Inc.(a)	1,985	282,763
SiTime Corp.(a)(b)	1,354	491,651
SkyWater Technology, Inc.(a)	811	25,676
Skyworks Solutions, Inc.	9,749	543,604
Synaptics, Inc.(a)	2,754	227,233
Teradyne, Inc.	9,948	2,397,965
Texas Instruments, Inc.	57,739	12,445,641
Ultra Clean Holdings, Inc.(a)	2,740	119,683
Universal Display Corp.	2,666	306,110
Veeco Instruments, Inc.(a)	4,264	133,165
		559,477,104
Software — 8.3%
8x8, Inc.(a)	6,460	10,724
A10 Networks, Inc.	4,857	84,706
ACI Worldwide, Inc.(a)	6,881	298,360
Adeia, Inc.	7,863	142,242
Adobe, Inc.(a)	26,556	7,787,547
Agilysys, Inc.(a)	1,744	151,292
Alarm.com Holdings, Inc.(a)	2,898	141,364
Alkami Technology, Inc.(a)(b)	3,958	83,870
Amplitude, Inc., Class A(a)(b)	6,810	62,448
Appfolio, Inc., Class A(a)	1,377	261,465
Appian Corp., Class A(a)	2,774	77,395
AppLovin Corp., Class A(a)	15,147	7,166,197
Arteris, Inc.(a)(b)	1,908	28,639
Asana, Inc., Class A(a)(b)	4,988	51,127
Atlassian Corp., Class A(a)	10,536	1,245,145
Aurora Innovation, Inc., Class A(a)(b)	78,052	327,818
Autodesk, Inc.(a)	13,535	3,422,595
AvePoint, Inc., Class A(a)	8,422	97,948
Bentley Systems, Inc., Class B	10,566	371,078
Bill Holdings, Inc.(a)	5,427	234,284
Bit Digital, Inc.(a)(b)	21,501	43,647
Bitdeer Technologies Group, Class A(a)(b)	6,565	85,608
Blackbaud, Inc.(a)	2,101	112,824
BlackLine, Inc.(a)	2,902	134,856
Blend Labs, Inc., Class A(a)(b)	18,420	43,840
Box, Inc., Class A(a)	9,468	240,014
Braze, Inc., Class A(a)	6,231	129,729
C3.ai, Inc., Class A(a)(b)	7,563	83,269
Cadence Design Systems, Inc.(a)	17,334	5,137,104
CCC Intelligent Solutions Holdings, Inc.(a)(b)	34,769	263,549
Cerence, Inc.(a)	2,169	24,575
Cipher Mining, Inc.(a)(b)	21,654	345,598
Circle Internet Group, Inc., Class A(a)(b)	3,146	201,124
Cleanspark, Inc.(a)(b)	17,985	212,942
Clear Secure, Inc., Class A	5,118	166,949
Clearwater Analytics Holdings, Inc., Class A(a)	17,016	409,915
Security	Shares	Value
Software (continued)
Commvault Systems, Inc.(a)	2,946	$ 252,472
Confluent, Inc., Class A(a)	18,856	575,862
Consensus Cloud Solutions, Inc.(a)	1,250	26,700
Core Scientific, Inc.(a)(b)	18,810	338,392
Crowdstrike Holdings, Inc., Class A(a)	15,709	6,934,031
CS Disco, Inc.(a)	1,888	11,800
Daily Journal Corp.(a)(b)	60	35,182
Datadog, Inc., Class A(a)	19,831	2,564,545
Digimarc Corp.(a)(b)	1,006	6,167
Digital Turbine, Inc.(a)(b)	5,723	29,874
Docusign, Inc.(a)	12,759	670,358
Dolby Laboratories, Inc., Class A	3,672	235,706
Domo, Inc., Class B(a)(b)	1,416	8,312
Dropbox, Inc., Class A(a)	12,374	315,290
D-Wave Quantum, Inc.(a)(b)	20,533	435,710
Dynatrace, Inc.(a)	18,191	692,895
eGain Corp.(a)(b)	724	7,435
Elastic NV(a)	5,871	387,075
EverCommerce, Inc.(a)(b)	1,361	16,400
Fair Isaac Corp.(a)	1,489	2,178,660
Five9, Inc.(a)	4,935	87,152
Fortinet, Inc.(a)	40,423	3,284,773
Freshworks, Inc., Class A(a)	13,713	147,826
Gen Digital, Inc.	34,901	837,275
Gitlab, Inc., Class A(a)	9,320	326,014
Guidewire Software, Inc.(a)	5,359	754,333
HubSpot, Inc.(a)	3,230	904,400
Hut 8 Corp.(a)	5,848	326,494
I3 Verticals, Inc., Class A(a)(b)	1,114	24,742
Intapp, Inc.(a)	3,997	135,698
InterDigital, Inc.	1,667	544,176
Intuit, Inc.	17,346	8,654,266
Jamf Holding Corp.(a)	4,063	53,022
Life360, Inc.(a)(b)	1,578	90,404
LiveRamp Holdings, Inc.(a)	3,784	92,140
Manhattan Associates, Inc.(a)	3,791	572,479
MARA Holdings, Inc.(a)(b)	23,300	221,350
Microsoft Corp.	471,173	202,741,030
Mitek Systems, Inc.(a)(b)	2,481	24,860
N-able, Inc.(a)(b)	4,241	25,743
nCino, Inc.(a)(b)	7,678	163,925
NCR Voyix Corp.(a)	10,611	105,261
NextNav, Inc.(a)	5,887	84,537
Nutanix, Inc., Class A(a)	16,338	642,574
ON24, Inc.(a)	1,991	15,868
OneSpan, Inc.	2,737	32,242
Ooma, Inc.(a)	719	8,448
Oracle Corp.	106,943	17,600,679
Pagaya Technologies Ltd., Class A(a)(b)	3,119	60,477
PagerDuty, Inc.(a)	5,772	61,183
Palantir Technologies, Inc., Class A(a)	138,772	20,342,588
Palo Alto Networks, Inc.(a)	42,663	7,550,071
PAR Technology Corp.(a)(b)	2,535	66,442
Pegasystems, Inc.	5,766	251,917
Porch Group, Inc.(a)(b)	5,006	39,497
Procore Technologies, Inc.(a)	7,274	410,908
Progress Software Corp.(a)	2,817	115,272
PTC, Inc.(a)	7,575	1,182,685
Q2 Holdings, Inc.(a)	3,747	229,504
Qualys, Inc.(a)	2,390	315,241
Rapid7, Inc.(a)	4,301	51,268
Red Violet, Inc.	1,105	50,255

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Rezolve AI PLC(a)(b)	9,418	$ 24,298
Rimini Street, Inc.(a)	3,501	12,078
RingCentral, Inc., Class A(a)	5,642	146,015
Riot Platforms, Inc.(a)(b)	22,613	349,823
Roper Technologies, Inc.	6,821	2,532,160
Rubrik, Inc., Class A(a)	8,273	462,874
SailPoint, Inc.(a)	3,973	62,336
Salesforce, Inc.	59,315	12,591,981
Samsara, Inc., Class A(a)	19,569	548,910
Sapiens International Corp. NV(a)	2,240	97,440
SEMrush Holdings, Inc., Class A(a)(b)	3,049	36,253
SentinelOne, Inc., Class A(a)	17,735	247,935
ServiceNow, Inc.(a)	65,652	7,681,941
SoundHound AI, Inc., Class A(a)(b)	24,578	207,930
SoundThinking, Inc.(a)	707	4,935
Sprinklr, Inc., Class A(a)(b)	8,010	51,104
Sprout Social, Inc., Class A(a)	4,520	40,906
SPS Commerce, Inc.(a)	2,494	222,614
Strategy, Inc., Class A(a)(b)	17,014	2,547,166
Synopsys, Inc.(a)	11,726	5,453,939
Tenable Holdings, Inc.(a)	8,614	190,025
Teradata Corp.(a)	6,137	175,027
Terawulf, Inc.(a)(b)	18,484	247,131
Trimble, Inc.(a)	15,077	1,019,205
Tyler Technologies, Inc.(a)	2,734	1,009,940
UiPath, Inc., Class A(a)	26,584	334,693
Unity Software, Inc.(a)	20,459	595,357
Varonis Systems, Inc.(a)	7,148	213,296
Vertex, Inc., Class A(a)	4,559	84,569
Viant Technology, Inc., Class A(a)	883	10,437
Weave Communications, Inc.(a)	1,600	10,400
Workday, Inc., Class A(a)	13,669	2,400,686
Workiva, Inc., Class A(a)	3,224	248,313
Xperi, Inc.(a)(b)	2,213	12,526
Yext, Inc.(a)	5,854	41,915
Zeta Global Holdings Corp., Class A(a)(b)	11,604	215,602
Zoom Communications, Inc., Class A(a)	16,927	1,558,977
Zscaler, Inc.(a)	6,346	1,269,263
		357,593,672
Specialized REITs — 0.7%
American Tower Corp.	29,717	5,327,664
Crown Castle, Inc.	27,563	2,392,744
CubeSmart	14,934	560,473
Digital Realty Trust, Inc.	21,858	3,627,335
EPR Properties	5,098	276,515
Equinix, Inc.	6,209	5,097,154
Extra Space Storage, Inc.	13,383	1,846,452
Farmland Partners, Inc.	2,041	23,696
Four Corners Property Trust, Inc.	6,658	164,120
Gaming and Leisure Properties, Inc.	17,473	781,917
Gladstone Land Corp.	2,385	26,593
Iron Mountain, Inc.	18,638	1,717,119
Lamar Advertising Co., Class A	5,483	703,524
Millrose Properties, Inc., Class A	10,458	311,648
National Storage Affiliates Trust	4,998	158,986
Outfront Media, Inc.	8,862	215,524
PotlatchDeltic Corp.	4,938	206,063
Public Storage	10,034	2,771,290
Rayonier, Inc.	10,175	231,379
Safehold, Inc.	5,180	73,090
SBA Communications Corp.	6,787	1,249,555
Smartstop Self Storage REIT, Inc.	2,509	78,883
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	67,862	$ 1,905,565
Weyerhaeuser Co.	46,043	1,186,989
		30,934,278
Specialty Retail — 1.8%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	5,530
Abercrombie & Fitch Co., Class A(a)	2,782	271,607
Academy Sports & Outdoors, Inc.	4,486	246,775
Advance Auto Parts, Inc.	3,773	181,142
American Eagle Outfitters, Inc.	10,849	252,890
America’s Car-Mart, Inc.(a)	281	7,227
Arhaus, Inc., Class A(a)	3,604	36,689
Arko Corp., Class A	6,136	32,582
Asbury Automotive Group, Inc.(a)	1,245	291,965
AutoNation, Inc.(a)	1,791	367,119
AutoZone, Inc.(a)	1,061	3,930,252
BARK, Inc., Class A(a)(b)	12,225	10,880
Bath & Body Works, Inc.	12,788	278,778
Bed Bath and Beyond, Inc.(a)(b)	2,560	15,130
Best Buy Co., Inc.	12,279	799,363
Boot Barn Holdings, Inc.(a)	1,878	335,185
Buckle, Inc.	2,387	112,905
Build-A-Bear Workshop, Inc.	669	39,926
Burlington Stores, Inc.(a)	3,993	1,181,369
Caleres, Inc.	2,081	25,430
Camping World Holdings, Inc., Class A	2,424	31,973
CarMax, Inc.(a)	9,270	412,886
Carvana Co., Class A(a)	8,588	3,444,733
Chewy, Inc., Class A(a)	14,097	410,364
Designer Brands, Inc., Class A	3,326	21,087
Dick’s Sporting Goods, Inc.	3,982	804,364
EVgo, Inc., Class A(a)(b)	3,628	10,920
Five Below, Inc.(a)	3,521	674,764
Floor & Decor Holdings, Inc., Class A(a)	7,043	464,556
GameStop Corp., Class A(a)(b)	26,440	631,387
Gap, Inc.	15,061	421,407
Genesco, Inc.(a)	1,043	30,174
Group 1 Automotive, Inc.	735	260,381
Haverty Furniture Cos., Inc.	1,048	26,535
Home Depot, Inc.	63,255	23,694,690
Lands’ End, Inc.(a)(b)	889	15,789
Lithia Motors, Inc., Class A	1,559	504,243
Lowe’s Cos., Inc.	35,607	9,509,205
MarineMax, Inc.(a)	887	23,976
Murphy USA, Inc.	1,111	469,409
National Vision Holdings, Inc.(a)	5,351	140,999
OneWater Marine, Inc., Class A(a)	684	9,083
O’Reilly Automotive, Inc.(a)	53,519	5,266,805
Outdoor Holding Co.(a)(b)	3,293	5,368
Penske Automotive Group, Inc.	1,283	201,162
Petco Health & Wellness Co., Inc.(a)(b)	5,201	13,991
RealReal, Inc.(a)(b)	6,755	99,096
Revolve Group, Inc., Class A(a)	2,911	80,489
RH(a)	990	196,842
Ross Stores, Inc.	20,242	3,818,653
Sally Beauty Holdings, Inc.(a)	7,155	108,899
Shoe Carnival, Inc.	744	14,181
Signet Jewelers Ltd.	2,786	257,064
Sleep Number Corp.(a)(b)	1,237	14,399
Sonic Automotive, Inc., Class A	786	47,128
Stitch Fix, Inc., Class A(a)	5,133	24,638
ThredUp, Inc., Class A(a)	4,885	24,816
TJX Cos., Inc.	71,060	10,645,499
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	33,772	$ 1,718,319
Ulta Beauty, Inc.(a)	2,868	1,856,628
Upbound Group, Inc.	3,756	70,988
Urban Outfitters, Inc.(a)	3,678	260,586
Valvoline, Inc.(a)	7,889	258,128
Victoria’s Secret & Co.(a)(b)	4,072	221,965
Warby Parker, Inc., Class A(a)	5,648	144,080
Wayfair, Inc., Class A(a)(b)	6,203	641,948
Williams-Sonoma, Inc.	7,524	1,539,787
Winmark Corp.	223	100,504
Zumiez, Inc.(a)(b)	980	24,118
		78,091,750
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	926,202	240,330,895
Corsair Gaming, Inc.(a)	2,367	12,072
Dell Technologies, Inc., Class C	20,237	2,315,922
Diebold Nixdorf, Inc.(a)	1,365	94,199
Eastman Kodak Co.(a)(b)	919	6,727
GPGI, Inc., Class A(a)	2,890	68,117
Hewlett Packard Enterprise Co.	83,303	1,792,681
HP, Inc.	59,919	1,164,825
Immersion Corp.	1,222	8,212
IonQ, Inc.(a)(b)	21,277	850,654
NetApp, Inc.	12,693	1,222,971
Pure Storage, Inc., Class A(a)	19,730	1,372,024
Quantum Computing, Inc.(a)(b)	13,512	125,256
Sandisk Corp.(a)	8,567	4,936,734
Super Micro Computer, Inc.(a)(b)	32,590	948,695
Turtle Beach Corp.(a)	776	9,281
Western Digital Corp.	21,614	5,408,471
Xerox Holdings Corp.	8,090	17,717
		260,685,453
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)(b)	10,105	370,146
Birkenstock Holding PLC(a)	3,587	135,445
Capri Holdings Ltd.(a)	7,359	166,093
Carter’s, Inc.	2,358	81,610
Columbia Sportswear Co.	2,057	113,711
Crocs, Inc.(a)	3,093	259,565
Deckers Outdoor Corp.(a)	9,417	1,123,825
Ermenegildo Zegna NV	4,497	39,079
Figs, Inc., Class A(a)	5,064	54,742
G-III Apparel Group Ltd.	2,509	73,639
Kontoor Brands, Inc.	3,741	223,450
Lululemon Athletica, Inc.(a)	6,595	1,150,827
Movado Group, Inc.	1,241	28,295
NIKE, Inc., Class B	73,506	4,543,406
On Holding AG, Class A(a)	13,911	629,473
Oxford Industries, Inc.	1,115	41,088
PVH Corp.	3,100	193,316
Ralph Lauren Corp., Class A	2,411	852,071
Rocky Brands, Inc.	309	9,947
Steven Madden Ltd.	4,857	213,125
Superior Group of Cos., Inc.	2,443	24,332
Tapestry, Inc.	13,138	1,667,344
Under Armour, Inc., Class A(a)	11,440	70,585
Under Armour, Inc., Class C(a)(b)	12,665	76,876
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	22,302	$ 436,896
Wolverine World Wide, Inc.	6,004	106,391
		12,685,277
Tobacco — 0.6%
Altria Group, Inc.	107,168	6,643,344
Philip Morris International, Inc.	98,981	17,761,151
Turning Point Brands, Inc.	992	120,181
Universal Corp.	1,429	80,867
		24,605,543
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,878	444,525
Alta Equipment Group, Inc., Class A	2,017	13,635
Applied Industrial Technologies, Inc.	2,379	619,515
BlueLinx Holdings, Inc.(a)	421	29,285
Boise Cascade Co.	2,158	174,388
Core & Main, Inc., Class A(a)	11,962	638,292
Custom Truck One Source, Inc.(a)	2,724	17,216
Distribution Solutions Group, Inc.(a)(b)	564	16,012
DNOW, Inc.(a)	13,277	201,678
DXP Enterprises, Inc.(a)	797	103,650
Fastenal Co.	72,927	3,162,115
Ferguson Enterprises, Inc.	12,135	3,063,602
FTAI Aviation Ltd.	6,471	1,762,183
GATX Corp.	2,196	399,474
Global Industrial Co.	1,009	30,835
Herc Holdings, Inc.	1,965	281,663
Hudson Technologies, Inc.(a)(b)	2,482	17,796
McGrath RentCorp	1,530	170,886
MSC Industrial Direct Co., Inc., Class A	2,792	235,477
NPK International, Inc.(a)	4,910	67,807
QXO, Inc.(a)(b)	38,808	860,761
Rush Enterprises, Inc., Class A	3,575	229,479
Rush Enterprises, Inc., Class B	598	35,288
SiteOne Landscape Supply, Inc.(a)	2,725	391,146
Titan Machinery, Inc.(a)	1,169	19,020
Transcat, Inc.(a)	682	41,131
United Rentals, Inc.	4,032	3,153,266
Watsco, Inc.	2,211	854,441
WESCO International, Inc.	3,044	881,025
Willis Lease Finance Corp.	295	53,773
WW Grainger, Inc.	2,777	2,998,993
Xometry, Inc., Class A(a)(b)	2,667	152,366
		21,120,723
Water Utilities — 0.1%
American States Water Co.	2,476	180,649
American Water Works Co., Inc.	12,373	1,597,726
California Water Service Group	3,503	156,584
Consolidated Water Co. Ltd.	1,168	44,244
Essential Utilities, Inc.	17,581	681,967
Global Water Resources, Inc.	881	7,638
H2O America	2,051	106,734
Middlesex Water Co.	1,348	70,608
Pure Cycle Corp.(a)	1,623	18,794
York Water Co.	673	22,600
		2,887,544

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	$ 15,914
Millicom International Cellular SA	6,700	408,901
Spok Holdings, Inc.	1,840	25,337
Telephone and Data Systems, Inc.	6,742	304,266
T-Mobile U.S., Inc.	30,613	6,037,190
		6,791,608
Total Common Stocks — 98.1% (Cost: $1,838,654,953)		4,226,097,335
Investment Companies
Equity Funds — 1.3%
iShares Russell 3000 ETF(c)	139,822	54,903,905
Total Investment Companies — 1.3% (Cost: $52,573,114)		54,903,905
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc.(d)	4,463	2,901
Chinook Therapeutics, CVR(d)	4,236	856
Icosavax, Inc.	890	276
Inhibrx, Inc., CVR(d)	2,243	3,723
		7,756
Total Rights — 0.0% (Cost: $4,635)		7,756
Total Long-Term Investments — 99.4% (Cost: $1,891,232,702)		4,281,008,996
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(e)(f)	57,177,951	$ 57,206,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(e)	28,972,287	28,972,287
Total Short-Term Securities — 2.0% (Cost: $86,178,464)		86,178,827
Total Investments — 101.4% (Cost: $1,977,411,166)		4,367,187,823
Liabilities in Excess of Other Assets — (1.4)%		(58,293,264)
Net Assets — 100.0%		$ 4,308,894,559

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,194,904	$ 4,006,526 (a)	$ —	$ 4,746	$ 364	$ 57,206,540	57,177,951	$ 196,750 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	12,631,359	16,340,928 (a)	—	—	—	28,972,287	28,972,287	371,680	—
BlackRock, Inc.	11,406,281	—	(696,861)	88,807	47,658	10,845,885	9,693	106,159	—
iShares Russell 3000 ETF	20,365,955	126,084,904	(95,247,494)	2,268,030	1,432,510	54,903,905	139,822	201,796	—
				$ 2,361,583	$ 1,480,532	$ 151,928,617		$ 876,385	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	19	03/20/26	$ 2,493	$ 74,045
S&P 500 E-Mini Index	66	03/20/26	22,987	317,400
				$ 391,445
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 391,445	$ —	$ —	$ —	$ 391,445

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,226,218	$ —	$ —	$ —	$ 1,226,218
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 270,615	$ —	$ —	$ —	$ 270,615
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$17,534,403
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 103,004,464	$ —	$ —	$ 103,004,464
Air Freight & Logistics	12,871,050	—	—	12,871,050
Automobile Components	4,749,598	—	—	4,749,598
Automobiles	87,014,719	—	—	87,014,719

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 165,794,028	$ —	$ —	$ 165,794,028
Beverages	41,776,282	—	—	41,776,282
Biotechnology	96,227,449	—	—	96,227,449
Broadline Retail	151,481,326	—	—	151,481,326
Building Products	25,502,418	—	—	25,502,418
Capital Markets	144,915,048	—	—	144,915,048
Chemicals	46,375,189	—	—	46,375,189
Commercial Services & Supplies	22,993,155	—	—	22,993,155
Communications Equipment	40,308,636	—	—	40,308,636
Construction & Engineering	17,689,417	—	—	17,689,417
Construction Materials	11,231,099	—	—	11,231,099
Consumer Finance	28,037,529	—	—	28,037,529
Consumer Staples Distribution & Retail	77,454,406	—	—	77,454,406
Containers & Packaging	10,128,108	—	—	10,128,108
Distributors	2,430,868	—	—	2,430,868
Diversified Consumer Services	4,771,000	—	—	4,771,000
Diversified REITs	1,903,470	—	—	1,903,470
Diversified Telecommunication Services	33,343,711	—	—	33,343,711
Electric Utilities	58,341,936	—	—	58,341,936
Electrical Equipment	48,520,009	—	—	48,520,009
Electronic Equipment, Instruments & Components	37,856,493	—	—	37,856,493
Energy Equipment & Services	16,097,764	—	—	16,097,764
Entertainment	58,445,508	—	—	58,445,508
Financial Services	143,912,314	—	—	143,912,314
Food Products	20,269,608	—	—	20,269,608
Gas Utilities	4,963,368	—	—	4,963,368
Ground Transportation	35,529,414	—	—	35,529,414
Health Care Equipment & Supplies	80,787,504	—	—	80,787,504
Health Care Providers & Services	66,937,269	—	—	66,937,269
Health Care REITs	15,088,918	—	—	15,088,918
Health Care Technology	2,824,832	—	—	2,824,832
Hotel & Resort REITs	2,057,783	—	—	2,057,783
Hotels, Restaurants & Leisure	82,086,039	—	—	82,086,039
Household Durables	16,332,681	—	—	16,332,681
Household Products	32,370,166	—	—	32,370,166
Independent Power and Renewable Electricity Producers	6,207,168	—	—	6,207,168
Industrial Conglomerates	14,434,540	—	—	14,434,540
Industrial REITs	10,946,843	—	—	10,946,843
Insurance	77,533,550	—	—	77,533,550
Interactive Media & Services	330,114,399	—	—	330,114,399
IT Services	49,693,357	—	—	49,693,357
Leisure Products	2,587,139	—	—	2,587,139
Life Sciences Tools & Services	39,992,977	—	—	39,992,977
Machinery	84,405,670	—	—	84,405,670
Marine Transportation	918,873	—	—	918,873
Media	10,046,419	—	—	10,046,419
Metals & Mining	30,842,981	—	—	30,842,981
Mortgage Real Estate Investment Trusts (REITs)	4,028,765	—	—	4,028,765
Multi-Utilities	22,927,953	—	—	22,927,953
Office REITs	2,606,574	—	—	2,606,574
Oil, Gas & Consumable Fuels	124,451,713	—	—	124,451,713
Paper & Forest Products	521,430	—	—	521,430
Passenger Airlines	7,952,713	—	—	7,952,713
Personal Care Products	4,919,232	—	—	4,919,232
Pharmaceuticals	133,979,276	—	38	133,979,314
Professional Services	27,310,009	—	—	27,310,009
Real Estate Management & Development	8,258,031	—	—	8,258,031
Residential REITs	10,672,382	—	—	10,672,382
Retail REITs	13,447,775	—	—	13,447,775
Semiconductors & Semiconductor Equipment	559,477,104	—	—	559,477,104
Software	357,540,650	53,022	—	357,593,672
Specialized REITs	30,934,278	—	—	30,934,278
Specialty Retail	78,091,750	—	—	78,091,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 260,685,453	$ —	$ —	$ 260,685,453
Textiles, Apparel & Luxury Goods	12,685,277	—	—	12,685,277
Tobacco	24,605,543	—	—	24,605,543
Trading Companies & Distributors	21,120,723	—	—	21,120,723
Water Utilities	2,887,544	—	—	2,887,544
Wireless Telecommunication Services	6,791,608	—	—	6,791,608
Investment Companies	54,903,905	—	—	54,903,905
Rights	—	276	7,480	7,756
Short-Term Securities
Money Market Funds	86,178,827	—	—	86,178,827
	$4,367,127,007	$53,298	$7,518	$4,367,187,823
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 391,445	$ —	$ —	$ 391,445

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,222,317,132	$ 1,130,645,766	$ 4,215,259,206
Investments, at value — affiliated(c)	66,966,275	115,822,099	151,928,617
Cash	422,443	9,472	—
Cash pledged for futures contracts	899,000	370,000	1,657,000
Receivables:
Investments sold	—	2,594,981	—
Securities lending income — affiliated	12,079	49,754	17,424
Capital shares sold	3,650,864	1,596,148	2,632,445
Dividends — unaffiliated	841,283	254,233	2,470,978
Dividends — affiliated	51,989	21,894	89,894
Prepaid expenses	66,387	72,079	81,815
Total assets	2,295,227,452	1,251,436,426	4,374,137,379
LIABILITIES
Collateral on securities loaned	37,763,294	95,853,050	57,191,726
Payables:
Investments purchased	2,594,227	452,516	5,838,406
Accounting services fees	2,301	2,300	2,300
Capital shares redeemed	3,896,001	2,262,752	1,790,969
Custodian fees	8,974	32,016	14,986
Investment advisory fees	37,058	28,764	35,720
Trustees’ and Officer’s fees	3,643	2,636	3,808
Other accrued expenses	31,031	29,908	35,550
Professional fees	19,692	19,907	20,059
Service fees	38,037	24,446	63,329
Transfer agent fees	137,490	49,643	119,339
Variation margin on futures contracts	107,747	66,208	126,628
Total liabilities	44,639,495	98,824,146	65,242,820
Commitments and contingent liabilities
NET ASSETS	$ 2,250,587,957	$ 1,152,612,280	$ 4,308,894,559
NET ASSETS CONSIST OF
Paid-in capital	$ 1,409,152,673	$ 872,353,378	$ 1,928,801,366
Accumulated earnings	841,435,284	280,258,902	2,380,093,193
NET ASSETS	$ 2,250,587,957	$ 1,152,612,280	$ 4,308,894,559
(a) Investments, at cost—unaffiliated	$1,360,532,572	$837,343,330	$1,833,503,603
(b) Securities loaned, at value	$36,215,778	$90,487,436	$54,003,724
(c) Investments, at cost—affiliated	$66,072,609	$114,906,262	$143,907,563
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2026

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 189,375,925	$ 158,978,919	$ 215,606,258
Shares outstanding	11,889,393	8,281,318	6,836,391
Net asset value	$ 15.93	$ 19.20	$ 31.54
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Investor A
Net assets	$ 179,415,442	$ 115,788,738	$ 301,988,192
Shares outstanding	11,320,011	6,043,794	9,590,937
Net asset value	$ 15.85	$ 19.16	$ 31.49
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Class K
Net assets	$ 1,881,796,590	$ 877,844,623	$ 3,791,300,109
Shares outstanding	117,838,294	45,730,026	120,217,129
Net asset value	$ 15.97	$ 19.20	$ 31.54
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$17,487,499	$7,805,431	$26,346,074
Dividends — affiliated	371,967	224,041	679,635
Interest — unaffiliated	22,869	20,162	23,693
Securities lending income — affiliated — net	216,279	442,769	196,750
Foreign taxes withheld	(24,988)	(13,917)	(14,251)
Total investment income	18,073,626	8,478,486	27,231,901
EXPENSES
Service — class specific	227,911	135,335	382,969
Investment advisory	221,278	163,547	219,288
Transfer agent — class specific	159,835	105,336	166,001
Professional	52,432	57,278	46,874
Registration	36,507	31,900	40,249
Printing and postage	18,623	17,398	17,113
Custodian	18,370	48,797	33,466
Trustees and Officer	11,585	7,403	19,183
Accounting services	4,557	4,557	4,557
Miscellaneous	17,095	18,402	30,127
Total expenses excluding interest expense	768,193	589,953	959,827
Interest expense — unaffiliated	3,940	5,326	6,456
Total expenses	772,133	595,279	966,283
Less:
fees waived and/or reimbursed by the Manager	(6,942)	(3,995)	(8,300)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(17,430)	(2,474)
Total expenses after fees waived and/or reimbursed	765,191	573,854	955,509
Net investment income	17,308,435	7,904,632	26,276,392
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(752,498)	1,071,148	40,265,458
Investments — affiliated	882,330	1,062,900	2,361,583
Futures contracts	1,270,064	612,104	1,226,218
	1,399,896	2,746,152	43,853,259
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	124,780,225	136,630,315	343,282,451
Investments — affiliated	146,898	826,664	1,480,532
Futures contracts	258,884	152,730	270,615
	125,186,007	137,609,709	345,033,598
Net realized and unrealized gain	126,585,903	140,355,861	388,886,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,894,338	$148,260,493	$415,163,249
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,308,435	$31,613,395	$7,904,632	$10,877,034
Net realized gain	1,399,896	95,992,399	2,746,152	14,154,852
Net change in unrealized appreciation (depreciation)	125,186,007	103,611,839	137,609,709	10,790,069
Net increase in net assets resulting from operations	143,894,338	231,217,633	148,260,493	35,821,955
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,416,929)	(11,788,486)	(3,462,254)	(3,490,609)
Investor A	(8,697,233)	(10,489,960)	(2,381,563)	(2,004,437)
Class K	(89,680,876)	(106,231,761)	(19,735,114)	(12,225,787)
Decrease in net assets resulting from distributions to shareholders	(107,795,038)	(128,510,207)	(25,578,931)	(17,720,833)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	53,424,644	62,024,633	35,657,962	376,348,464
NET ASSETS
Total increase in net assets	89,523,944	164,732,059	158,339,524	394,449,586
Beginning of period	2,161,064,013	1,996,331,954	994,272,756	599,823,170
End of period	$2,250,587,957	$2,161,064,013	$1,152,612,280	$994,272,756

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$26,276,392	$48,195,193
Net realized gain (loss)	43,853,259	(1,311,730)
Net change in unrealized appreciation (depreciation)	345,033,598	514,933,730
Net increase in net assets resulting from operations	415,163,249	561,817,193
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,198,677)	(2,358,887)
Investor A	(1,379,012)	(3,028,538)
Class K	(23,539,170)	(45,289,368)
Decrease in net assets resulting from distributions to shareholders	(26,116,859)	(50,676,793)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(223,763,648)	94,204,213
NET ASSETS
Total increase in net assets	165,282,742	605,344,613
Beginning of period	4,143,611,817	3,538,267,204
End of period	$4,308,894,559	$4,143,611,817

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$15.69	$14.92	$13.54	$12.89	$14.91	$10.75
Net investment income(a)	0.12	0.23	0.21	0.20	0.18	0.15
Net realized and unrealized gain (loss)	0.92	1.51	1.59	0.88	(1.58)	4.35
Net increase (decrease) from investment operations	1.04	1.74	1.80	1.08	(1.40)	4.50
Distributions(b)
From net investment income	(0.13)	(0.24)	(0.21)	(0.20)	(0.17)	(0.15)
From net realized gain	(0.67)	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)
Total distributions	(0.80)	(0.97)	(0.42)	(0.43)	(0.62)	(0.34)
Net asset value, end of period	$15.93	$15.69	$14.92	$13.54	$12.89	$14.91
Total Return(c)
Based on net asset value	6.78%(d)	11.85%	13.63%	8.72%	(9.76)%	42.43%
Ratios to Average Net Assets(e)
Total expenses	0.09%(f)	0.10%	0.09%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(f)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	1.55%(f)	1.53%	1.55%	1.59%	1.28%	1.18%
Supplemental Data
Net assets, end of period (000)	$189,376	$188,544	$216,980	$178,582	$216,281	$195,340
Portfolio turnover rate	4%	17%	26%	20%	28%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$15.62	$14.85	$13.48	$12.84	$14.85	$10.71
Net investment income(a)	0.10	0.19	0.18	0.16	0.14	0.11
Net realized and unrealized gain (loss)	0.91	1.52	1.58	0.88	(1.56)	4.34
Net increase (decrease) from investment operations	1.01	1.71	1.76	1.04	(1.42)	4.45
Distributions(b)
From net investment income	(0.11)	(0.21)	(0.18)	(0.17)	(0.14)	(0.12)
From net realized gain	(0.67)	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)
Total distributions	(0.78)	(0.94)	(0.39)	(0.40)	(0.59)	(0.31)
Net asset value, end of period	$15.85	$15.62	$14.85	$13.48	$12.84	$14.85
Total Return(c)
Based on net asset value	6.60%(d)	11.62%	13.31%	8.39%	(9.98)%	42.05%
Ratios to Average Net Assets(e)
Total expenses(f)	0.35%(g)	0.36%	0.36%	0.37%	0.36%	0.36%
Total expenses after fees waived and/or reimbursed	0.35%(g)	0.36%	0.36%	0.37%	0.36%	0.36%
Net investment income	1.29%(g)	1.26%	1.30%	1.29%	1.03%	0.87%
Supplemental Data
Net assets, end of period (000)	$179,415	$182,825	$166,161	$151,708	$131,260	$136,579
Portfolio turnover rate	4%	17%	26%	20%	28%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	N/A	0.36%	0.36%

(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$15.73	$14.95	$13.57	$12.92	$14.94	$10.77
Net investment income(a)	0.13	0.24	0.22	0.20	0.19	0.15
Net realized and unrealized gain (loss)	0.91	1.52	1.59	0.89	(1.58)	4.37
Net increase (decrease) from investment operations	1.04	1.76	1.81	1.09	(1.39)	4.52
Distributions(b)
From net investment income	(0.13)	(0.25)	(0.22)	(0.21)	(0.18)	(0.16)
From net realized gain	(0.67)	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)
Total distributions	(0.80)	(0.98)	(0.43)	(0.44)	(0.63)	(0.35)
Net asset value, end of period	$15.97	$15.73	$14.95	$13.57	$12.92	$14.94
Total Return(c)
Based on net asset value	6.79%(d)	11.95%	13.66%	8.75%	(9.70)%	42.50%
Ratios to Average Net Assets(e)
Total expenses(f)	0.04%(g)	0.04%	0.04%	0.05%	0.05%	0.06%
Total expenses after fees waived and/or reimbursed	0.04%(g)	0.04%	0.04%	0.05%	0.05%	0.06%
Net investment income	1.59%(g)	1.58%	1.61%	1.62%	1.34%	1.18%
Supplemental Data
Net assets, end of period (000)	$1,881,797	$1,789,695	$1,613,191	$1,388,660	$1,340,100	$1,396,125
Portfolio turnover rate	4%	17%	26%	20%	28%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	N/A	0.05%	0.05%

(g)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$17.12	$16.79	$15.08	$14.63	$17.32	$12.17
Net investment income(a)	0.13	0.23	0.21	0.22	0.21	0.16
Net realized and unrealized gain (loss)	2.39	0.47	1.71	0.88	(2.08)	5.66
Net increase (decrease) from investment operations	2.52	0.70	1.92	1.10	(1.87)	5.82
Distributions(b)
From net investment income	(0.15)	(0.25)	(0.21)	(0.23)	(0.19)	(0.18)
From net realized gain	(0.29)	(0.12)	—	(0.42)	(0.63)	(0.49)
Total distributions	(0.44)	(0.37)	(0.21)	(0.65)	(0.82)	(0.67)
Net asset value, end of period	$19.20	$17.12	$16.79	$15.08	$14.63	$17.32
Total Return(c)
Based on net asset value	14.81%(d)	4.19%	12.90%	8.02%	(11.32)%	48.81%
Ratios to Average Net Assets(e)
Total expenses(f)	0.12%(g)	0.12%	0.14%	0.13%	0.14%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(g)	0.11%	0.13%	0.12%	0.12%	0.12%
Net investment income	1.44%(g)	1.40%	1.42%	1.59%	1.29%	1.02%
Supplemental Data
Net assets, end of period (000)	$158,979	$149,291	$165,272	$141,351	$156,524	$161,409
Portfolio turnover rate	11%	36%	43%	30%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	N/A	0.14%	N/A

(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$17.09	$16.75	$15.05	$14.60	$17.29	$12.15
Net investment income(a)	0.11	0.19	0.17	0.18	0.17	0.13
Net realized and unrealized gain (loss)	2.37	0.48	1.70	0.89	(2.08)	5.65
Net increase (decrease) from investment operations	2.48	0.67	1.87	1.07	(1.91)	5.78
Distributions(b)
From net investment income	(0.12)	(0.21)	(0.17)	(0.20)	(0.15)	(0.15)
From net realized gain	(0.29)	(0.12)	—	(0.42)	(0.63)	(0.49)
Total distributions	(0.41)	(0.33)	(0.17)	(0.62)	(0.78)	(0.64)
Net asset value, end of period	$19.16	$17.09	$16.75	$15.05	$14.60	$17.29
Total Return(c)
Based on net asset value	14.63%(d)	3.99%	12.57%	7.76%	(11.56)%	48.49%
Ratios to Average Net Assets(e)
Total expenses	0.38%(f)	0.39%	0.41%	0.41%	0.39%	0.38%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.38%	0.37%	0.36%	0.34%
Net investment income	1.19%(f)	1.14%	1.16%	1.33%	1.06%	0.83%
Supplemental Data
Net assets, end of period (000)	$115,789	$102,078	$104,303	$100,293	$100,734	$101,139
Portfolio turnover rate	11%	36%	43%	30%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$17.12	$16.79	$15.08	$14.63	$17.32	$12.17
Net investment income(a)	0.14	0.24	0.22	0.22	0.21	0.18
Net realized and unrealized gain (loss)	2.38	0.47	1.71	0.89	(2.07)	5.65
Net increase (decrease) from investment operations	2.52	0.71	1.93	1.11	(1.86)	5.83
Distributions(b)
From net investment income	(0.15)	(0.26)	(0.22)	(0.24)	(0.20)	(0.19)
From net realized gain	(0.29)	(0.12)	—	(0.42)	(0.63)	(0.49)
Total distributions	(0.44)	(0.38)	(0.22)	(0.66)	(0.83)	(0.68)
Net asset value, end of period	$19.20	$17.12	$16.79	$15.08	$14.63	$17.32
Total Return(c)
Based on net asset value	14.84%(d)	4.24%	12.95%	8.07%	(11.28)%	48.88%
Ratios to Average Net Assets(e)
Total expenses	0.07%(f)	0.08%	0.10%	0.09%	0.10%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.07%	0.08%	0.07%	0.07%	0.07%
Net investment income	1.49%(f)	1.43%	1.49%	1.60%	1.34%	1.15%
Supplemental Data
Net assets, end of period (000)	$877,845	$742,904	$330,248	$299,925	$212,591	$213,734
Portfolio turnover rate	11%	36%	43%	30%	38%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$28.83	$25.26	$21.15	$19.07	$20.96	$15.31
Net investment income(a)	0.18	0.33	0.32	0.30	0.27	0.24
Net realized and unrealized gain (loss)	2.71	3.59	4.11	2.07	(1.79)	5.65
Net increase (decrease) from investment operations	2.89	3.92	4.43	2.37	(1.52)	5.89
Distributions(b)
From net investment income	(0.18)	(0.35)	(0.32)	(0.29)	(0.27)	(0.23)
From net realized gain	—	—	—	—	(0.10)	(0.01)
Total distributions	(0.18)	(0.35)	(0.32)	(0.29)	(0.37)	(0.24)
Net asset value, end of period	$31.54	$28.83	$25.26	$21.15	$19.07	$20.96
Total Return(c)
Based on net asset value	10.04%(d)	15.64%	21.13%	12.65%	(7.37)%	38.73%
Ratios to Average Net Assets(e)
Total expenses(f)	0.06%(g)	0.06%	0.07%	0.07%	0.08%	0.08%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.07%	0.07%	0.08%	0.08%
Net investment income	1.19%(g)	1.25%	1.41%	1.59%	1.32%	1.32%
Supplemental Data
Net assets, end of period (000)	$215,606	$211,410	$148,779	$112,188	$132,762	$155,378
Portfolio turnover rate	3%	8%	19%	20%	16%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	N/A	0.08%	0.08%

(g)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$28.78	$25.22	$21.12	$19.05	$20.93	$15.29
Net investment income(a)	0.14	0.26	0.26	0.25	0.22	0.20
Net realized and unrealized gain (loss)	2.71	3.58	4.10	2.06	(1.78)	5.64
Net increase (decrease) from investment operations	2.85	3.84	4.36	2.31	(1.56)	5.84
Distributions(b)
From net investment income	(0.14)	(0.28)	(0.26)	(0.24)	(0.22)	(0.19)
From net realized gain	—	—	—	—	(0.10)	(0.01)
Total distributions	(0.14)	(0.28)	(0.26)	(0.24)	(0.32)	(0.20)
Net asset value, end of period	$31.49	$28.78	$25.22	$21.12	$19.05	$20.93
Total Return(c)
Based on net asset value	9.92%(d)	15.32%	20.80%	12.32%	(7.54)%	38.42%
Ratios to Average Net Assets(e)
Total expenses(f)	0.33%(g)	0.33%	0.34%	0.35%	0.32%	0.30%
Total expenses after fees waived and/or reimbursed	0.33%(g)	0.33%	0.33%	0.33%	0.31%	0.30%
Net investment income	0.92%(g)	0.99%	1.15%	1.32%	1.09%	1.11%
Supplemental Data
Net assets, end of period (000)	$301,988	$300,144	$256,142	$196,798	$176,683	$166,601
Portfolio turnover rate	3%	8%	19%	20%	16%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	N/A	0.32%	0.30%

(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$28.82	$25.26	$21.15	$19.07	$20.96	$15.31
Net investment income(a)	0.19	0.34	0.32	0.31	0.28	0.25
Net realized and unrealized gain (loss)	2.72	3.58	4.12	2.07	(1.79)	5.64
Net increase (decrease) from investment operations	2.91	3.92	4.44	2.38	(1.51)	5.89
Distributions(b)
From net investment income	(0.19)	(0.36)	(0.33)	(0.30)	(0.28)	(0.23)
From net realized gain	—	—	—	—	(0.10)	(0.01)
Total distributions	(0.19)	(0.36)	(0.33)	(0.30)	(0.38)	(0.24)
Net asset value, end of period	$31.54	$28.82	$25.26	$21.15	$19.07	$20.96
Total Return(c)
Based on net asset value	10.11%(d)	15.63%	21.18%	12.70%	(7.32)%	38.79%
Ratios to Average Net Assets(e)
Total expenses(f)	0.02%(g)	0.02%	0.03%	0.02%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.02%(g)	0.02%	0.03%	0.02%	0.03%	0.03%
Net investment income	1.22%(g)	1.29%	1.45%	1.63%	1.36%	1.35%
Supplemental Data
Net assets, end of period (000)	$3,791,300	$3,632,058	$3,133,346	$2,570,083	$2,215,506	$2,037,797
Portfolio turnover rate	3%	8%	19%	20%	16%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	N/A	N/A	N/A	N/A	0.03%	0.03%

(g)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Mid-Cap Index
Barclays Capital, Inc.	$ 83,624	$ (83,624)	$ —	$ —
BNP Paribas SA	5,029,392	(5,029,392)	—	—
BofA Securities, Inc.	5,526,051	(5,526,051)	—	—
Citigroup Global Markets, Inc.	5,671,226	(5,671,226)	—	—
HSBC Bank PLC	1,789,822	(1,789,822)	—	—
Jefferies LLC	1,684	(1,684)	—	—
Morgan Stanley	4,039,124	(4,039,124)	—	—
National Financial Services LLC	1,517,656	(1,517,656)	—	—
Pershing LLC	37,606	(37,606)	—	—
SG Americas Securities LLC	38	(38)	—	—
UBS AG	9,967,149	(9,967,149)	—	—
UBS Securities LLC	141,017	(141,017)	—	—
Virtu Americas LLC	12,552	(12,552)	—	—
Wells Fargo Bank N.A.	198,889	(198,889)	—	—
Wells Fargo Securities LLC	2,199,948	(2,199,948)	—	—
	$ 36,215,778	$ (36,215,778)	$ —	$ —
Small/Mid-Cap Index
BMO Capital Markets Corp.	$ 105,030	$ (105,030)	$ —	$ —
BNP Paribas SA	10,982,312	(10,982,312)	—	—
BofA Securities, Inc.	8,265,392	(8,265,392)	—	—
Citadel Clearing LLC	4,396	(4,396)	—	—
Citigroup Global Markets, Inc.	4,394,174	(4,394,174)	—	—
Goldman Sachs & Co. LLC	15,278,294	(15,278,294)	—	—
HSBC Bank PLC	6,835,729	(6,835,729)	—	—
J.P. Morgan Securities LLC	11,173,921	(11,173,921)	—	—
Jefferies LLC	738,001	(738,001)	—	—
Mizuho Securities USA LLC	2,488	(2,488)	—	—
Morgan Stanley	8,156,524	(8,156,524)	—	—
National Financial Services LLC	6,530,903	(6,530,903)	—	—
Pershing LLC	35,239	(35,239)	—	—
Scotia Capital (USA), Inc.	291,081	(291,081)	—	—
SG Americas Securities LLC	218,239	(218,239)	—	—
State Street Bank & Trust Co.	354,325	(354,325)	—	—
TD Securities (USA) LLC	35,957	(35,957)	—	—
Toronto-Dominion Bank	35,381	(35,381)	—	—
UBS AG	12,865,761	(12,865,761)	—	—
UBS Securities LLC	620,248	(620,248)	—	—
Virtu Americas LLC	104,302	(104,302)	—	—
Wells Fargo Bank N.A.	314,868	(314,868)	—	—
Wells Fargo Securities LLC	3,144,871	(3,144,871)	—	—
	$ 90,487,436	$ (90,487,436)	$ —	$ —
Total U.S. Stock Market Index
BNP Paribas SA	$ 6,074,453	$ (6,074,453)	$ —	$ —
BofA Securities, Inc.	4,918,854	(4,918,854)	—	—
Citigroup Global Markets, Inc.	7,757,608	(7,757,608)	—	—
Goldman Sachs & Co. LLC	7,519,464	(7,519,464)	—	—
HSBC Bank PLC	636,695	(636,695)	—	—
J.P. Morgan Securities LLC	9,898,836	(9,898,836)	—	—
Jefferies LLC	270,480	(270,480)	—	—
Mizuho Securities USA LLC	4,821	(4,821)	—	—
Morgan Stanley	3,960,955	(3,960,955)	—	—
National Financial Services LLC	6,348,928	(6,348,928)	—	—
Nomura Securities International, Inc.	35,522	(35,522)	—	—
Pershing LLC	12,229	(12,229)	—	—
Scotia Capital (USA), Inc.	157,346	(157,346)	—	—
SG Americas Securities LLC	48,176	(48,176)	—	—
State Street Bank & Trust Co.	744,137	(744,137)	—	—
TD Securities (USA) LLC	219,862	(219,862)	—	—
UBS AG	3,191,018	(3,191,018)	—	—
UBS Securities LLC	113,965	(113,965)	—	—
Virtu Americas LLC	155,739	(155,739)	—	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Total U.S. Stock Market Index (continued)
Wells Fargo Bank N.A.	$ 642,152	$ (642,152)	$ —	$ —
Wells Fargo Securities LLC	1,292,484	(1,292,484)	—	—
	$ 54,003,724	$ (54,003,724)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc.(“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees
Investor A	0.25%
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2026, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
Mid-Cap Index	$ 227,911
Small/Mid-Cap Index	135,335
Total U.S. Stock Market Index	382,969
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended January 31, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 296	$ 4,062	$ 4,388	$ 8,746
Small/Mid-Cap Index	162	3,094	2,433	5,689
Total U.S. Stock Market Index	359	6,446	4,866	11,671
For the six months ended January 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 53,441	$ 60,317	$ 46,077	$ 159,835
Small/Mid-Cap Index	41,799	34,048	29,489	105,336
Total U.S. Stock Market Index	43,945	90,412	31,644	166,001
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 5,091
Small/Mid-Cap Index	1,952
Total U.S. Stock Market Index	6,614
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 1,851
Small/Mid-Cap Index	1,959
Total U.S. Stock Market Index	1,686
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended January 31, 2026, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$ 84
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended January 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Small/Mid-Cap Index	$ 738	$ 4,151	$ 12,541	$ 17,430
Total U.S. Stock Market Index	—	2,474	—	2,474
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2026, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Index	$ 60,493
Small/Mid-Cap Index	122,847
Total U.S. Stock Market Index	58,421
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.  The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$12,133,944	$4,859,990	$1,146,792
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Small/Mid-Cap Index	$5,973,196	$9,627,715	$1,492,785
Total U.S. Stock Market Index	7,044,100	12,111,388	903,065
7.
 PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Index	$ 93,469,156	$ 123,511,628
Small/Mid-Cap Index	134,114,319	117,659,168
Total U.S. Stock Market Index	148,541,897	383,295,661
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
Total U.S. Stock Market Index	$ (28,841,939)

(a)	Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$ 1,451,005,794	$ 981,640,063	$ (143,221,119)	$ 838,418,944
Small/Mid-Cap Index	967,484,882	364,193,127	(85,115,530)	279,077,597
Total U.S. Stock Market Index	2,005,697,965	2,483,029,337	(121,148,034)	2,361,881,303
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended January 31, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index
Institutional
Shares sold	1,519,955	$ 24,270,610	3,327,281	$ 49,688,154
Shares issued in reinvestment of distributions	601,882	9,359,384	763,161	11,781,822
Shares redeemed	(2,246,556)	(35,873,029)	(6,621,011)	(98,226,158)
	(124,719)	$ (2,243,035)	(2,530,569)	$ (36,756,182)
Investor A
Shares sold	1,393,868	$ 22,097,758	3,408,226	$ 50,744,951
Shares issued in reinvestment of distributions	562,414	8,696,561	681,751	10,489,208
Shares redeemed	(2,341,028)	(37,287,020)	(3,572,910)	(53,809,567)
	(384,746)	$ (6,492,701)	517,067	$ 7,424,592
Class K
Shares sold	15,945,127	$ 255,291,466	29,167,269	$ 441,784,682
Shares issued in reinvestment of distributions	5,749,713	89,595,136	6,859,576	106,139,458
Shares redeemed	(17,613,672)	(282,726,222)	(30,157,134)	(456,567,917)
	4,081,168	$ 62,160,380	5,869,711	$ 91,356,223
	3,571,703	$ 53,424,644	3,856,209	$ 62,024,633

	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index
Institutional
Shares sold	1,325,099	$ 24,549,062	1,382,107	$ 22,845,470
Shares issued in reinvestment of distributions	184,857	3,402,306	199,792	3,436,071
Shares redeemed	(1,947,457)	(35,888,371)	(2,708,769)	(44,988,549)
	(437,501)	$ (7,937,003)	(1,126,870)	$ (18,707,008)
Investor A
Shares sold	701,421	$ 13,002,401	1,056,173	$ 17,467,966
Shares issued in reinvestment of distributions	129,533	2,380,297	116,097	2,001,927
Shares redeemed	(760,408)	(13,853,832)	(1,424,481)	(23,857,534)
	70,546	$ 1,528,866	(252,211)	$ (4,387,641)
Class K
Shares sold	6,277,921	$ 114,752,884	29,703,671	$ 500,113,760
Shares issued in reinvestment of distributions	1,065,622	19,613,119	706,775	12,136,290
Shares redeemed	(5,001,957)	(92,299,904)	(6,695,942)	(112,806,937)
	2,341,586	$ 42,066,099	23,714,504	$ 399,443,113
	1,974,631	$ 35,657,962	22,335,423	$ 376,348,464

	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index
Institutional
Shares sold	983,711	$ 30,074,959	2,398,066	$ 64,141,815
Shares issued in reinvestment of distributions	38,920	1,197,566	87,456	2,357,845
Shares redeemed	(1,520,338)	(46,225,217)	(1,040,808)	(27,450,755)
	(497,707)	$ (14,952,692)	1,444,714	$ 39,048,905
Investor A
Shares sold	741,817	$ 22,492,761	2,696,833	$ 70,393,954
Shares issued in reinvestment of distributions	44,877	1,378,702	112,314	3,026,439
Shares redeemed	(1,625,101)	(49,404,508)	(2,534,699)	(68,539,699)
	(838,407)	$ (25,533,045)	274,448	$ 4,880,694

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index (continued)
Class K
Shares sold	11,161,939	$ 341,865,346	21,501,497	$ 569,705,093
Shares issued in reinvestment of distributions	760,905	23,407,524	1,671,169	44,995,973
Shares redeemed	(17,710,826)	(548,550,781)	(21,205,341)	(564,426,452)
	(5,787,982)	$ (183,277,911)	1,967,325	$ 50,274,614
	(7,124,096)	$ (223,763,648)	3,686,487	$ 94,204,213
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

2026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 23, 2026